File Nos. 333-85111
                                                                       811-09545

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]


               Pre-Effective Amendment No.                                   [_]
               Post-Effective Amendment No. 2                                [X]


          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

               Amendment No. 4                                               [X]

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                  SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.
               (Exact name of registrant as specified in charter)

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                                 100 PARK AVENUE
                            NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

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                 Registrant's Telephone Number: 212-850-1864 or
                             Toll Free: 800-221-2450

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                         LAWARENCE P. VOGEL, Treasurer,
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

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 It is proposed that this filing will become effective (check appropriate box):

[_]  immediately upon filing                      [_]  on (date) pursuant to
     pursuant to paragraph (b)                         paragraph (a)(1)


[X]  on April 30, 2002                            [_]  75 days after filing
     pursuant to paragraph (b)                         pursuant to paragraph
                                                       (a)(2)

[_]  60 days after filing                         [_]  on (date) pursuant to
     pursuant to paragraph                             paragraph (a)(2) of rule
     (a)(1)                                            485.


If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                        SELIGMAN
                                             -----------------------------------
                                             TIME HORIZON/HARVESTER SERIES, INC.

                         SELIGMAN TIME HORIZON 30 FUND

                         SELIGMAN TIME HORIZON 20 FUND

                         SELIGMAN TIME HORIZON 10 FUND

                            SELIGMAN HARVESTER FUND

                                    [PHOTO]

                                   PROSPECTUS


                                   MAY 1, 2002


                           Asset Allocation Strategies

                        Seeking to Manage Risk Over Time

                                   managed by

                                     [LOGO]

                            J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864


The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if these Funds are suitable for you.

Seligman Time Horizon/Harvester Series, Inc. is based on two processes developed by J. & W. Seligman & Co. Incorporated: Seligman Time Horizon Matrix/SM/, an asset allocation strategy and Seligman Harvester/SM/, a combined income-withdrawal and asset-allocation strategy. Seligman Time Horizon Matrix and Seligman Harvester are proprietary service marks of Seligman Advisors, Inc. Patent pending on the business methodologies and apparatus for implementing the Seligman Harvester Risk Management System.

THF1 5/2002

Table of Contents

The Funds
     Overview                                                                  1
     Investment Objectives and Asset Allocation Strategies of the Funds        1
     Principal Strategies of the Funds                                         2
     Principal Risks of an Investment in the Funds                             4
     Past Performance of the Funds                                             5

     Fees and Expenses of the Funds                                           10
     Examples of Each Fund's Expenses                                         13
     Questions and Answers About the Funds                                    14
     Additional Information About the Funds' Investment
        Strategies and Risks                                                  18
     Management                                                               20


The Underlying Funds

     Investment Objectives and Principal Strategies of the Underlying Funds   21
     Principal Risks of the Underlying Funds                                  23


Shareholder Information

     Deciding Which Class of Shares to Buy                                    26
     Pricing of Fund Shares                                                   28
     Opening Your Account                                                     28
     How to Buy Additional Shares                                             29
     How to Exchange Shares Among the Seligman Mutual Funds                   29
     How to Sell Shares                                                       30
     Important Policies That May Affect Your Account                          31
     Dividends and Capital Gain Distributions                                 32
     Taxes                                                                    33

Financial Highlights                                                          34

Appendix A                                                                    40

Appendix B                                                                    41

Appendix C                                                                    42


For More Information                                                  back cover

The Funds

OVERVIEW


J. & W. Seligman & Co. Incorporated (the "Manager") serves as the investment manager to Seligman Time Horizon/Harvester Series, Inc. (the "Series"), an asset-allocation type mutual fund consisting of four separate funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund (collectively the "Funds"). The Funds are designed for investors who are seeking to have their asset allocation decisions made by a professional investment manager. Each of the Time Horizon Funds is named in accordance with an investor's "time-horizon" for the achievement of one or more investment goals. The Harvester Fund is designed for investors who are seeking to generate current income from their capital, growth of income and growth of capital over time. An investor may choose to invest in one or more of the Funds based on individual investment goals, investment time horizons, risk tolerance, and financial circumstances.


Each Fund is a "fund of funds," which means that each seeks to achieve its objectives(s) by investing in a combination of other Seligman mutual funds (the "Underlying Funds"). In pursuing its investment objective(s), each Fund may also invest directly in US Government securities and high-quality, short-term instruments.

INVESTMENT OBJECTIVES AND ASSET ALLOCATION STRATEGIES OF THE FUNDS

The table below provides an overview of each Fund's investment objective(s) and asset allocation strategy. A more complete description of each Fund's asset allocation strategy is provided under "Principal Strategies of the Funds."

Under normal market conditions, each Fund invests in Underlying Funds to produce a portfolio with the following investment objective(s) and asset allocation strategy:



                                                            INVESTMENT
               FUND                                        OBJECTIVE(S)                   ASSET ALLOCATION STRATEGY
               ----                                        ------------                   -------------------------
Seligman Time Horizon 30 Fund --                        Long-term capital          Aggressive growth-oriented domestic and
Intended for investors with long-term financial         appreciation               international equity securities weighted toward
goals (i.e., approximately 30 years away).                                         small- and medium-capitalization companies.

Seligman Time Horizon 20 Fund --                        Long-term capital          Growth-oriented domestic and international
Intended for investors with long-term financial         appreciation               equity securities, with a more even weighting
goals (i.e., approximately 20 years away).                                         among small-, medium-, and large-
                                                                                   capitalization companies than the Time
                                                                                   Horizon 30 Fund.

Seligman Time Horizon 10 Fund --                        Capital appreciation       Small-, medium-, and large-capitalization
Intended for investors with intermediate-term                                      domestic and international equity securities as
financial goals (i.e., approximately 10 years away).                               well as domestic fixed-income securities.

Seligman Harvester Fund --                               Capital appreciation      Medium- and large-capitalization and dividend-
Intended for investors who seek current income           and preservation of       producing domestic and international equity
from their capital, growth of income and growth          capital with current      securities supplemented by a larger allocation
of capital over time.                                    income and growth         of domestic fixed-income securities and cash
                                                         of income                 and cash equivalents than the Time Horizon
                                                                                   10 Fund.

PRINCIPAL STRATEGIES OF THE FUNDS


Each Fund seeks to achieve its investment objective(s) primarily by investing its assets in the Class A shares of certain Underlying Funds (which are described under the section of this Prospectus titled "The Underlying Funds"). Each Fund is managed as an asset allocation program with target allocations and ranges for its investments in the Underlying Funds. These target allocations and ranges are based on two asset allocation strategies developed by the Manager:
Seligman Time Horizon Matrix and Seligman Harvester. A series of questions and answers explaining more about Seligman Time Horizon Matrix and Seligman Harvester, as well as how an investor may invest in the Funds to take advantage of these strategies, appears later in this prospectus under "Questions and Answers About the Funds."


The table on page 3 illustrates the current allocation targets and ranges for each Fund under normal market conditions. The Underlying Funds are grouped below into three broad categories: Domestic Equity Funds, Global Equity Funds and Fixed Income Funds. Within each category, the ordering of the Underlying Funds begins with the most aggressively managed and concludes with the most conservatively managed. For information about the investment objectives, strategies and risks of each Underlying Fund, see "The Underlying Funds."


Under normal market conditions, the Manager will allocate each Fund's assets according to the allocation targets described in the table. The Manager will attempt to use cash in-flows and out-flows from the purchase or sale of each Fund's shares to remain within the allocation ranges. On a semi-annual basis, the Manager will re-allocate each Fund's assets to its current targets if the allocations on the semi-annual re-allocation date are outside the allocation ranges. (Each Fund may hold a portion of its assets in cash or cash equivalents in order to meet redemptions, because it has not yet invested the proceeds from the sale of Fund shares or for other cash management purposes. These cash and cash equivalents are not included in the Fund's assets for purposes of determining the allocations among the Underlying Funds.)


Each Fund may change the allocation targets and ranges for each Underlying Fund at any time if the Manager believes that doing so will better enable the Fund to pursue its investment objective(s). Each Fund may also change the Underlying Funds to which it will allocate its assets depending on the Manager's outlook on the economy, financial markets in general and factors related to the asset classes in which each Underlying Fund invests.


                                               TIME      TIME      TIME
                                              HORIZON   HORIZON   HORIZON   HARVESTER
          UNDERLYING FUND                     30 FUND   20 FUND   10 FUND     FUND
          ---------------                     -------   -------   -------     ----

GLOBAL EQUITY FUNDS

  Seligman Frontier Fund            Target:     3%        3%        3%
                                    Range:     2%-4%     2%-4%     2%-4%

  Seligman Small-Cap Value Fund     Target:     13%       12%       6%
                                    Range:    10%-16%   10%-14%    4%-8%

  Seligman Communications           Target:     16%       10%       10%
   and Information Fund             Range:    13%-19%   8%-12%    8%-12%

  Seligman Capital Fund             Target:     22%       20%       20%        10%
                                    Range:    18%-26%   16%-24%   16%-24%    8%-12%


  Seligman Growth Fund              Target:     3%        9%        9%         11%
                                    Range:     2%-4%    7%-11%    7%-11%     9%-13%


  Seligman Large-Cap Value Fund     Target:     3%        9%        9%         11%
                                    Range:     2%-4%    7%-11%    7%-11%     9%-13%


  Seligman Common Stock Fund        Target:                                    11%
                                    Range:                                   9%-13%


DOMESTIC EQUITY FUNDS

  Seligman Emerging Markets Fund    Target:     10%       10%       5%
                                    Range:    8%-12%    8%-12%     4%-6%


  Seligman Global                   Target:     25%       17%       8%
   Smaller Companies Fund           Range:    21%-29%   14%-20%   6%-10%


  Seligman Global Growth Fund       Target:                                    5%
                                    Range:                                    4%-6%


  Seligman International            Target:     5%        10%       10%        12%
   Growth Fund                      Range:     4%-6%    8%-12%    8%-12%     10%-14%


 FIXED - INCOME FUNDS

  Seligman High-Yield Bond Series   Target:                         15%        15%
                                    Range:                        12%-18%    12%-18%


  Seligman Investment Grade         Target:                         5%         15%
   Fixed Income Fund                Range:                         4%-6%     12%-18%


  Seligman U.S. Government          Target:                                    10%
   Securities Series/Seligman       Range:                                   8%-12%
   Cash Management Fund

PRINCIPAL RISKS OF AN INVESTMENT IN THE FUNDS

An investment in any of the Funds, like an investment in any mutual fund, involves risks. An investment in a "fund of funds" involves other risks as well. The principal risks of an investment in the Funds follow, and you should consider them carefully before investing in any of the Funds.

The value of each Fund will fluctuate, and you could lose money if you sell your shares at a price lower than you paid for them.

Because the assets of each Fund will be invested primarily in the Underlying Funds, each Fund's investment performance is directly related to the investment performance of the Underlying Funds in which it invests. The ability of a Fund to realize its investment objective(s) will depend, in part, on the extent to which the Underlying Funds realize their investment objectives.

Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks, summarized below, are described more fully under "Principal Risks of the Underlying Funds":

o Small-Cap Companies -- Investments in small-capitalization companies are subject to additional risks. For example, small-capitalization companies typically have less financial and managerial resources and more limited product lines than large-capitalization companies.

o Foreign Investments -- Investments in foreign issuers expose investors to currency fluctuations, foreign taxation, settlement and custody risk, and changes in political conditions. Foreign investments may also include securities of issuers located in emerging countries. These countries may have relatively unstable governments and less diversified industrial bases.

o "Junk Bonds" -- Each Fund may also invest in Underlying Funds that in turn invest in non-investment-grade, fixed-income securities, which are subject to a greater risk of loss than higher-rated, fixed-income securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

o Sector Volatility and Concentrated Portfolios -- Certain Underlying Funds are subject to sector volatility or hold a relatively small number of securities in their portfolios, thus creating additional risks.


o Additional Risks -- In addition, certain Underlying Funds may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into options transactions; purchase zero-coupon bonds and payment-in-kind bonds; purchase restricted and illiquid securities; purchase securities on a when-issued or forward commitment basis; enter into repurchase agreements; borrow money; and engage in various other investment practices that involve substantial risk of loss. Investment practices of certain of the Underlying Funds may involve some interest-rate risk, credit risk, prepayment risk or market risk.


In addition to the Fund's operating expenses, you will indirectly bear a portion of the operating expenses of the Underlying Funds. Thus, the expenses you bear as an investor in a Fund will be higher than if you invested directly in the Underlying Funds.

PAST PERFORMANCE OF THE FUNDS


The following information provides some indication of the risks of investing in the Funds by showing how the performance of each Class compares to two, three, or four, as the case may be, broad measures of performance.

The following performance information is designed to assist you in comparing the returns of each Fund with the returns of other mutual funds. How the Funds have performed in the past (before and after taxes), however, is not necessarily an indication of how the Funds will perform in the future. Total returns will vary between each Class of shares of a Fund due to the different fees and expenses of each Class.

The Class A annual total returns presented in the bar charts do not reflect the effect of any sales charges. If these sales charges were included, the returns would be lower. The average annual total returns presented in the tables below the charts do reflect the effect of the applicable sales charges. Both the bar charts and the tables assume that all dividends and capital gains distributions were reinvested.

After-tax returns presented in the tables are for Class A shares only. After-tax returns for Class B, Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

TIME HORIZON 30 FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns


                              2001          (7.47)%


              Best quarter return:  15.25% - quarter ended 12/31/01.
             Worst quarter return: -26.16% - quarter ended 9/30/01.

--------------------------------------------------------------------------------
             Average Annual Total Returns - Periods Ended 12/31/01

                                                              One       Since
                                                              Year    Inception*
                                                             ------   ----------
Class A
  Return before taxes                                        (11.85)%   (12.19)%
  Return after taxes on distributions                        (12.75)    (12.69)
  Return after taxes on distributions and sale of
    Fund shares                                               (6.65)     (9.69)
Class B                                                      (12.69)    (12.31)
Class C                                                      (10.06)    (11.13)
Class D                                                       (9.19)    (10.69)
Horizon 30 Composite Index                                    (5.78)     (4.83)
S&P 500 Index                                                (11.88)    (10.15)

* Commencement of investment operations for Class A shares was 1/10/00, Class A share returns were computed from the commencement of investment operations. Class B, C and D shares were offered to the public on 1/10/00, but were first issued at various later dates. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations for Class A shares and incorporate the total return of Class A shares of a Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates might be different, and may be lower, than those shown above. See the Financial Highlights table appearing on pages 34-38 for total returns for each Class of shares from their individual initial issuance dates. Initial issuance dates were as follows:
     Class B--4/24/00; Class C--2/8/00; and Class D--2/14/00.

The Horizon 30 Composite Index was created by the Manager using widely recognized benchmarks. These benchmarks were selected because the Manager believes they correlate, based on asset class, to the underlying Seligman Funds in which the Fund invests. The Composite uses the same asset classes as those targeted by the Fund with the same percentage allocation to each asset class. The Composite excludes the effects of fees, taxes and/or sales charges. Investors cannot invest directly in a composite index. The Composite is comprised of the following indices: 30% Russell 2000 Index (US Small-Cap Stocks), 30% Russell Midcap Index (US Midcap Stocks), 10% S&P 500 Composite Stock Index ("S&P 500") (US Large-Cap Stocks), 15% Salomon Smith Barney Emerging Markets Index World Ex US (International Small-Company Stocks), 10% MSCI Emerging Markets Free Index (Emerging Market Stocks), 5% MSCI Europe Australasia Far East Index ("EAFE") (International Large-Cap Stocks).

The S&P 500 Index is a representative unmanaged US large-capitalization stock index that assumes the reinvestment of dividends and excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------

TIME HORIZON 20 FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                         Class A Annual Total Returns


                              2001          (9.52)%


              Best quarter return:  13.01% - quarter ended 12/31/01.
             Worst quarter return: -25.08% - quarter ended 9/30/01.

--------------------------------------------------------------------------------
              Average Annual Total Returns - Periods Ended 12/31/01

                                                              One       Since
                                                              Year    Inception*
                                                             ------   ----------
Class A
  Return before taxes                                        (13.78)%   (11.52)%
  Return after taxes on distributions                        (14.66)    (12.03)
  Return after taxes on distributions and sale of
    Fund shares                                               (7.84)     (9.17)
Class B                                                      (14.67)    (11.79)
Class C                                                      (12.07)    (10.60)
Class D                                                      (11.25)    (10.16)
Horizon 20 Composite Index                                    (7.09)     (6.15)
S&P 500 Index                                                (11.88)    (10.15)

* Commencement of investment operations for Class A shares was 1/10/00, Class A share returns were computed from the commencement of investment operations. Class B, C and D shares were offered to the public on 1/10/00, but were first issued at various later dates. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations for Class A shares and incorporate the total return of Class A shares of a Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates might be different, and may be lower, than those shown above. See the Financial Highlights table appearing on pages 34-38 for total returns for each Class of shares from their individual initial issuance dates. Initial issuance dates were as follows:
     Class B--3/21/00; Class C--1/18/00; and Class D--1/21/00.

The Horizon 20 Composite Index was created by the Manager using widely recognized benchmarks. These benchmarks were selected because the Manager believes they correlate, based on asset class, to the underlying Seligman Funds in which the Fund invests. The Composite uses the same asset classes as those targeted by the Fund with the same percentage allocation to each asset class. The Composite excludes the effects of fees, taxes and/or sales charges. Investors cannot invest directly in a composite index. The Composite is comprised of the following indices: 25% Russell 2000 Index, 25% Russell Midcap Index, 20% S&P 500, 10% Salomon Smith Barney Emerging Markets Index World Ex US, 10% MSCI Emerging Markets Free Index, 10% MSCI EAFE Index.

The S&P 500 Index is a representative unmanaged US large-capitalization stock index that assumes the reinvestment of dividends and excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------

TIME HORIZON 10 FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                         Class A Annual Total Returns


                              2001          (10.69)%


              Best quarter return:   9.19% - quarter ended 12/31/01.
             Worst quarter return: -22.97% - quarter ended 9/30/01.

--------------------------------------------------------------------------------
             Average Annual Total Returns - Periods Ended 12/31/01

                                                              One       Since
                                                              Year    Inception*
                                                             ------   ----------
Class A
  Return before taxes                                        (14.95)%   (11.22)%
  Return after taxes on distributions                        (16.30)    (12.00)
  Return after taxes on distributions and sale of
    Fund shares                                               (8.61)     (9.07)
Class B                                                      (15.58)    (11.48)
Class C                                                      (13.15)    (10.09)
Class D                                                      (12.22)     (9.77)
Horizon 10 Composite Index                                    (5.33)     (4.05)
S&P 500 Index                                                (11.88)    (10.15)

* Commencement of investment operations for Class A shares was 1/10/00, Class A share returns were computed from the commencement of investment operations. Class B, C and D shares were offered to the public on 1/10/00, but were first issued at various later dates. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations for Class A shares and incorporate the total return of Class A shares of a Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates might be different, and may be lower, than those shown above. See the Financial Highlights table appearing on pages 34-38 for total returns for each Class of shares from their individual initial issuance dates. Initial issuance dates were as follows:
     Class B--2/18/00; Class C--3/6/00; and Class D-- 2/15/00.

The Horizon 10 Composite Index was created by the Manager using widely recognized benchmarks. These benchmarks were selected because the Manager believes they correlate, based on asset class, to the underlying Seligman Funds in which the Fund invests. The Composite uses the same asset classes as those targeted by the Fund with the same percentage allocation to each asset class. The Composite excludes the effects of fees, taxes and/or sales charges. Investors cannot invest directly in a composite index. The Composite is comprised of the following indices: 15% Russell 2000 Index, 25% Russell Midcap Index, 20% S&P 500, 5% Salomon Smith Barney Emerging Markets Index World Ex US, 5% MSCI Emerging Markets Free Index, 10% MSCI EAFE Index, 15% CSFB High Yield Index II (High Yield Corporate Bonds), 5% Lehman Brothers Government/Credit Bond Index (Investment-Grade Corporate Bonds).

The S&P 500 Index is a representative unmanaged US large-capitalization stock index that assumes the reinvestment of dividends and excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------

HARVESTER FUND


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns


                              2001          (14.64)%


                  Best quarter:      2.18% - quarter ended 6/30/01.
             Worst quarter return: -14.12% - quarter ended 9/30/01.

--------------------------------------------------------------------------------
              Average Annual Total Returns - Periods Ended 12/31/01

                                                              One       Since
                                                              Year    Inception*
                                                             ------   ----------
Class A

  Return before taxes                                        (18.73)%   (12.21)%
  Return after taxes on distributions                        (20.22)    (13.61)
  Return after taxes on distributions and sale of
    Fund shares                                              (11.20)    (10.18)
Class B                                                      (19.24)    (12.40)
Class C                                                      (16.88)    (11.22)
Class D                                                      (15.99)    (10.77)
Harvester Composite Index                                     (5.34)      1.16
CSFB High Yield Index II                                       6.11       0.31
Lehman Brothers Government/Credit Bond Index                   8.50      10.24
S&P 500 Index                                                (11.88)    (10.15)

* Commencement of investment operations for Class A shares was 1/10/00, Class A share returns were computed from the commencement of investment operations. Class B, C and D shares were offered to the public on 1/10/00, but were first issued at various later dates. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations for Class A shares and incorporate the total return of Class A shares of a Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates might be different, and may be lower, than those shown above. See the Financial Highlights table appearing on pages 34-38 for total returns for each Class of shares from their individual initial issuance dates. Initial issuance dates were as follows:
     Class B-2/17/00; Class C-1/18/00; and Class D-2/29/00

The Harvester Composite Index was created by the Manager using widely recognized benchmarks. These benchmarks were selected because the Manager believes they correlate, based on asset class, to the underlying Seligman Funds in which the Fund invests. The Composite uses the same asset classes as those targeted by the Fund with the same percentage allocation to each asset class. The Composite excludes the effects of fees, taxes and/or sales charges. Investors cannot invest directly in a composite index. The Composite is comprised of the following indices: 10% Russell Midcap Index, 35% S&P 500, 15% MSCI EAFE Index, 15% CSFB High Yield Index II (High Yield Corporate Bonds), 15% Lehman Brothers Government/Credit Bond Index (Investment-Grade Corporate Bonds), 10% Ibbotson Long-Term Government Bond Index.

The S&P 500 Index is a representative unmanaged US large-capitalization stock index. The CSFB High Yield Index II is a representative unmanaged index of high-yield corporate bonds. The Lehman Brothers Government/Credit Bond Index is a representative unmanaged index of publicly-issued, nonconvertible corporate bonds from the two highest rating categories. These indices assume the reinvestment of dividends and exclude the effect of fees, taxes and sales charges. Investors cannot invest directly in these indices.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUNDS

The tables below summarize the fees and expenses that you may pay as a shareholder of each Fund. Shareholder fees are charged directly to you. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other investors of the Fund.

Shareholder Fees for Each Fund:

Shareholder Fees                                                  Class A      Class B   Class C   Class D
----------------                                                  -------      -------   -------   -------
Maximum Sales Charge (Load)......................................  4.75%           5%       2%         1%
 Maximum Sales Charge (Load) on Purchases
   (as a % of offering price)....................................  4.75%(1)(2)  none        1%      none
 Maximum Contingent Deferred Sales Charge (Load) (CDSC) on
   Redemptions (as a % of original purchase price or current
   net asset value,

   whichever is less)............................................  None(1)         5%       1%         1%

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

(2) Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value.


The Fund expenses shown in these tables do not include the pro rata expenses of the Underlying Funds, which are shown in the two tables on page 13. The Fund expenses shown in these tables would be higher if they were included.


Time Horizon 30 Fund Annualized Operating Expenses:
(as a percentage of average net assets)


Fees and Expenses                                                    Class A   Class B  Class C  Class D
-----------------                                                    -------   -------  -------  -------
Management fees.....................................................   0.10%     0.10%    0.10%    0.10%
Distribution and/or service (12b-1) fees(1).........................   0.01      0.76     0.76     0.76
Other expenses(2)...................................................   3.59      3.59     3.59     3.59
                                                                      -----     -----    -----    -----
Total gross operating expenses......................................   3.70      4.45     4.45     4.45
  Less: Fee waiver and/or expense reimbursement(3)..................  (3.19)    (3.19)   (3.19)   (3.19)
                                                                      -----     -----    -----    -----
Total net operating expenses (after fee waiver and/or reimbursement)   0.51%     1.26%    1.26%    1.26%
                                                                      =====     =====    =====    =====


Time Horizon 20 Fund Annualized Operating Expenses:
(as a percentage of average net assets)


Fees and Expenses                                                    Class A   Class B   Class C   Class D
-----------------                                                    -------   -------   -------   -------
Management fees.....................................................   0.10%     0.10%     0.10%     0.10%
Distribution and/or service (12b-1) fees(1).........................   0.01      0.76      0.76      0.76
Other expenses(2)...................................................   1.53      1.53      1.53      1.53
                                                                      -----     -----     -----     -----
Total gross operating expenses......................................   1.64      2.39      2.39      2.39
  Less: Fee waiver and/or expense reimbursement(3)..................  (1.13)    (1.13)    (1.13)    (1.13)
                                                                      -----     -----     -----     -----
Total net operating expenses (after fee waiver and/or reimbursement)   0.51%     1.26%     1.26%     1.26%
                                                                      =====     =====     =====     =====

Time Horizon 10 Fund Annualized Operating Expenses:
(as a percentage of average net assets)



Fees and Expenses                                                      Class A   Class B   Class C   Class D
-----------------                                                      -------   -------   -------   -------
Management fees.......................................................   0.10%     0.10%     0.10%     0.10%
Distribution and/or service (12b-1) fees/(1)/.........................   0.01      0.76      0.76      0.76
Other expenses/(2)/...................................................   1.16      1.16      1.16      1.16
                                                                        -----     -----     -----     -----
Total gross operating expenses........................................   1.27      2.02      2.02      2.02
  Less: Fee waiver and/or expense reimbursement/(3)/..................  (0.76)    (0.76)    (0.76)    (0.76)
                                                                        -----     -----     -----     -----
Total net operating expenses (after fee waiver and/or reimbursement)..   0.51%     1.26%     1.26%     1.26%
                                                                        =====     =====     =====     =====


Harvester Fund Annualized Operating Expenses:
(as a percentage of average net assets)


Fees and Expenses                                                    Class A   Class B   Class C   Class D
-----------------                                                    -------   -------   -------   -------
Management fees.....................................................   0.10%     0.10%     0.10%     0.10%
Distribution and/or service (12b-1) fees/(1)/.......................   0.01      0.76      0.76      0.76
Other expenses/(2)/.................................................   1.25      1.25      1.25      1.25
                                                                      -----     -----     -----     -----
Total gross operating expenses......................................   1.36      2.11      2.11      2.11
  Less: Fee waiver and/or expense reimbursement/(3)/................  (0.85)    (0.85)    (0.85)    (0.85)
                                                                      -----     -----     -----     -----
Total net operating expenses (after fee waiver and/or reimbursement)   0.51%     1.26%     1.26%     1.26%
                                                                      =====     =====     =====     =====


(1) Under each Fund's 12b-1 Plan, each Fund is authorized to pay 12b-1 fees equal to 0.25% for Class A shares and 1.00% for Class B shares, Class C shares and Class D shares. In addition, the Class A shares of the Underlying Funds in which each Fund will invest impose a 12b-1 fee of 0.25%. To avoid any duplication of the 12b-1 fees, the 12b-1 fees payable by each class of shares of a Fund will be reduced by an amount equal to the 12b-1 fees paid by the Class A shares of the Underlying Funds. The net amount is shown in the table above.


(2) Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and audit fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying Funds. An investor can avoid these expenses at the Fund level by investing directly in the Underlying Funds.

(3) The Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund's expenses to the extent that the sum of the "management fee" plus "other expenses" (but not any 12b-1 fees) exceeds 0.50% per annum of each Fund's average daily net assets from the Fund's inception until December 31, 2003. Beginning January 1, 2004 through December 31, 2010, the Manager has contractually undertaken to waive its management fee and/or reimburse each Fund's expenses to the extent that the sum of the management fee plus other expenses, not including 12b-1 fees, exceeds 0.75% per annum of each Fund's average daily net assets.

Shareholders in a Fund will bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests, including a 12b-1 fee of up to 0.25% incurred as a result of the Fund's investment in Class A shares of the Underlying Fund. The following table provides the expense ratios for each Underlying Fund (based on the expense ratios reflected in each Underlying Fund's current Annual Report), including the 12b-1 fee:


                                                        Total Operating
Underlying Fund Class A Shares                          Expense Ratios
------------------------------                          ---------------
Seligman Capital Fund ................................       1.08%
Seligman Cash Management Fund ........................       0.68
Seligman Common Stock Fund ...........................       1.18
Seligman Communications and
  Information Fund ...................................       1.44
Seligman Emerging Markets Fund .......................       3.14
Seligman Frontier Fund ...............................       1.78
Seligman Global Growth Fund ..........................       1.79
Seligman Global Smaller Companies
  Fund ...............................................       1.81
Seligman Growth Fund .................................       1.24
Seligman High-Yield Bond Series ......................       1.16
Seligman International Growth Fund ...................       2.37
Seligman Investment Grade Fixed Income
  Fund ...............................................       1.25
Seligman Large-Cap Value Fund ........................       1.46
Seligman Small-Cap Value Fund ........................       1.75
Seligman U.S. Government
  Securities Series ..................................       1.16

After combining the total net operating expenses of each Fund with the weighted average of the total operating expense ratios of the Underlying Funds in which it was invested at December 31, 2001, the total annualized weighted average expense ratios of each class of shares of each Fund (calculated as a percentage of average net assets) for the period ended December 31, 2001 were as follows:

                        Class A   Class B   Class C   Class D
                        -------   -------   -------   -------
Seligman Time Horizon
  30 Fund.............   2.23%     2.98%     2.98%     2.98%
Seligman Time Horizon
  20 Fund.............   2.24      2.99      2.99      2.99
Seligman Time Horizon
  10 Fund.............   2.05      2.80      2.80      2.80
Seligman Harvester
  Fund................   1.78      2.53      2.53      2.53

EXAMPLES OF EACH FUND'S EXPENSES


These examples are intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds. They assume that (1) you invest $10,000 in each Fund for each period and then sell all of your shares at the end of the period; (2) your investment in each Fund has a 5% return each year; and (3) each Fund's operating expenses ratio (including the management fee), which includes the indirect expenses of the Underlying Funds, reflects the contractual fee waiver/expense reimbursement in effect through December 31, 2010 and described on page 11. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    Time Horizon 30 Fund

                              1 Year       3 Years      5 Years      10 Years
                            ------         -------      -------      --------
    Class A................  $690          $1,164       $1,689        $3,468
    Class B................   801           1,247        1,844         3,667+
    Class C................   497           1,038        1,728         3,896
    Class D................   401             947        1,644         3,834

If you do not sell your shares at the end of each period, your cost would be:

                            1 Year         3 Years      5 Years      10 Years
                            ------         -------      -------      --------
    Class A................  $690          $1,164       $1,689        $3,468
    Class B................   301             947        1,644         3,667+
    Class C................   398           1,038        1,728         3,896
    Class D................   301             947        1,644         3,834

Time Horizon 20 Fund

                            1 Year         3 Years      5 Years      10 Years
                            ------         -------      -------      --------
    Class A................  $691          $1,168       $1,694        $3,236
    Class B................   802           1,251        1,849         3,438+
    Class C................   498           1,041        1,733         3,672
    Class D................   402             951        1,649         3,608

If you do not sell your shares at the end of each period, your cost would be:

                            1 Year         3 Years      5 Years      10 Years
                            ------         -------      -------      --------
    Class A................  $691          $1,168       $1,694        $3,236
    Class B................   302             951        1,649         3,437+
    Class C................   399           1,041        1,733         3,672
    Class D................   302             951        1,649         3,608

----------
+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

Time Horizon 10 Fund

                            1 Year         3 Years      5 Years      10 Years
                            ------         -------      -------      --------
    Class A................  $673          $1,113       $1,603        $3,010
    Class B................   783           1,194        1,757         3,215+
    Class C................   479             985        1,641         3,456
    Class D................   383             894        1,557         3,389

If you do not sell your shares at the end of each period, your cost would be:

                            1 Year         3 Years      5 Years      10 Years
                            ------         -------      -------      --------
    Class A................  $673          $1,113       $1,603        $3,010
    Class B................   283             894        1,557         3,215+
    Class C................   380             985        1,641         3,456
    Class D................   283             894        1,557         3,389

Harvester Fund

                            1 Year         3 Years      5 Years      10 Years
                            ------         -------      -------      --------
    Class A................  $647          $1,034       $1,470        $2,755
    Class B................   756           1,113        1,623         2,964+
    Class C................   452             905        1,509         3,212
    Class D................   356             813        1,423         3,143

If you do not sell your shares at the end of each period, your cost would be:

                            1 Year         3 Years      5 Years      10 Years
                            ------         -------      -------      --------
    Class A................  $647          $1,034       $1,470        $2,755
    Class B................   256             813        1,423         2,964+
    Class C................   353             905        1,509         3,212
    Class D................   256             813        1,423         3,143


----------
+ Class B shares will automatically convert to Class A shares approximately eight years after purchase

QUESTIONS AND ANSWERS ABOUT THE FUNDS

Each Fund invests a percentage of its assets in the Underlying Funds based on two asset allocation strategies developed by the Manager: Seligman Time Horizon Matrix and Seligman Harvester. The following series of questions and answers is designed to explain these strategies, as well as how an investor may invest in the Funds to take advantage of them.

Q:   What is Seligman Time Horizon Matrix?


A: Seligman Time Horizon Matrix is an asset allocation strategy designed for investors seeking to manage market risk and build wealth over time. It is based on historical performance of various asset classes from 1950 through 2001 and may be updated annually. Through its systematic investment approach that seeks to meet financial goals, Seligman Time Horizon Matrix seeks to manage the impact of market fluctuations. A basic premise of Seligman Time Horizon Matrix is to stay invested throughout market fluctuations rather than trying to time the market and avoid volatility by jumping in and out of various investments. As investment history has shown, it has been nearly impossible to time the markets successfully.


Q:   What is Seligman Harvester?

A: Seligman Harvester (which is incorporated in Seligman Time Horizon Matrix) is an income-withdrawal and asset allocation strategy designed for investors who seek current income as well as growth of income and capital. This strategy is designed for investors who need to withdraw income from accumulated assets, and who, therefore, may be more sensitive to the volatility of their investments. For example, if you withdraw a fixed amount of an investment in a down market you deplete more capital than you would in an up market because you have to sell more of your investment to produce the desired withdrawal. Further, when the market rebounds, fewer assets will be left to take part in the upswing. The Seligman Harvester strategy seeks to adjust your withdrawals and asset allocation to reduce such risks. The purchase of Seligman Harvester Fund, however, will not automatically implement the withdrawal component of the strategy, which is based on an analysis that includes an individual investor's spending needs, sources of income and tax considerations. The Manager recommends that an investor interested in developing a Seligman Harvester withdrawal strategy consult a financial advisor.

Q:   How was Seligman Time Horizon Matrix developed?

A: Seligman Time Horizon Matrix is the result of extensive proprietary research by the Manager that examines the performance of different asset classes over various time periods. Although past performance of asset classes is not a guarantee of future results, the Manager believes that an analysis of historical performance can provide guidelines that help make prudent long-term investment decisions. The Manager's research shows that, historically, as time frames lengthen, market volatility and the relative risk among various asset classes have changed.


     For example, small-company stocks have been relatively volatile when compared with Treasury bills over a number of different one-year holding periods. However, when holding periods have been extended, the relative risk between small-company stocks and Treasury bills has been more closely aligned. In fact, this research demonstrates that in any 20-year holding period from 1950 to 2001 the worst performance of small-company stocks surpassed the best performance of Treasury bills. Seligman Time Horizon Matrix is the result of similar comparisons among all the asset classes described in Appendix A over one-, five-, 10- and 20-year holding periods since 1950. Of course, past performance is not a guarantee of future results. Appendix B includes a chart that illustrates how the relative risk of the major asset classes historically has changed over different holding periods since 1950.


Q:   How was Seligman Harvester developed?

A: Seligman Harvester also was developed through proprietary research conducted by the Manager. Using a sophisticated statistical technique to analyze asset class returns since 1950, this research tested different combinations of withdrawal strategies and asset allocations to assess the probability of conserving capital while realizing current income. Like Seligman Time Horizon Matrix, Seligman Harvester may be updated annually. One of the key design parameters for a Harvester portfolio was to develop an allocation that would have had no negative investment results over any five-year period since 1950. The Manager's research demonstrated that an asset allocation of 60% equity, 30% corporate bonds and 10% cash or US government bonds was particularly effective in conserving capital over long time periods when used with certain withdrawal strategies. Under normal market conditions, the Seligman Harvester Fund intends to maintain such an asset allocation (within the ranges specified above).

Q:   How does Seligman Time Horizon Matrix wok?

A: Seligman Time Horizon Matrix provides specific annual portfolio recommendations for investors seeking to achieve investment goals over time frames ranging from 30 years to one year. Each annual portfolio represents investments in a different combination of certain Seligman mutual funds, which the Manager believes will correlate with the historical performance of the asset classes studied in its research. Annual research updates provide additional data that the Manager factors into its analysis, which is aimed solely at determining a prudent asset allocation, given the latest historical performance, for seeking a specific investment goal over a specific time frame. Based on an analysis of this research, the Manager may make changes to the specific portfolio recommendations of Seligman Time Horizon Matrix and also to the allocation targets and ranges for each Fund's investments in the Underlying Funds. Because this continual analysis creates an ever-increasing collection of historical data, the Manager expects annual adjustments to the portfolio recommendations to be modest. However, the possibility does exist that extreme market volatility in any single year could significantly change the implications of long-term historical performance patterns in one or more asset classes. This could cause the Manager, in its judgment, to significantly revise a Fund's allocations among the Underlying Funds.

     Seligman Harvester Fund, which is intended for investors who need to withdraw money from accumulated assets, serves as the end point of the Seligman Time Horizon Matrix. As a result, the Matrix recommends 31 distinct portfolios -- one for each year starting at Year 30 plus the Harvester portfolio. For a complete description of these annual portfolio recommendations, please see Appendix C.

     Seligman Time Horizon Matrix seeks to reduce an investor's portfolio volatility on an annual basis through "migration." Migration involves reallocating portfolio investments each year as you get closer to your investment goal from a more volatile to less volatile portfolio. For example, if your investment goal is 20 years away, you could allocate your investment among the nine individual Seligman mutual funds in the Seligman Time Horizon Matrix for the recommended 20-year portfolio. After one year, the Matrix suggests that you "migrate" the portfolio by shifting the relative weighting of each Seligman mutual fund to the recommended allocation of the Seligman Time Horizon Matrix 19-year portfolio. This process would continue each year in accordance with the recommendations in Seligman Time Horizon Matrix, until your portfolio matches the asset allocation recommended by Seligman Harvester. Using Seligman Time Horizon Matrix, an investor would not buy and hold the same portfolio from year to year. As discussed below, the Funds offer a simplified way to implement this strategy.

Q:   How does each Fund benefit from the Manager's research?

A: Each Fund seeks to replicate a specific time horizon represented in Seligman Time Horizon Matrix by investing a specified percentage of its assets in various Underlying Funds.

     o Seligman Time Horizon 30 Fund: Under normal market conditions, this Fund invests in Underlying Funds to produce a portfolio that invests primarily in equity securities issued by both US and international companies. The 100% weighting to equities is based on the Manager's research findings that show equities have been essential to overcome the effect of inflation and to benefit from compounding returns over long time frames. The specific equity allocations are weighted toward small- and medium-company stocks, as well as emerging markets, because these asset classes have historically provided higher returns over longer time frames than large-company stocks. Emerging markets securities are recommended to take advantage of the Manager's belief that the developing world will experience increasing economic freedom and price stability, with their associated economic benefits.

     o Seligman Time Horizon 20 Fund: Like the Seligman Time Horizon 30 Fund, under normal market conditions this Fund invests in Underlying Funds to produce a portfolio that invests primarily in US and international equities. However, the allocations are more evenly weighted among small-, medium- and large-company stocks, as well as emerging markets, to reflect the need for somewhat less volatility as the long-term investment goal draws relatively closer. The shift in favor of large-company stocks includes established international companies that operate in developed economies. An investment in the equity securities of such companies offers the opportunity for growth of capital and diversification of risk without the volatility experienced by smaller companies in less-developed regions. Although international equity markets have lagged the US market in recent years, the Manager believes that long-term economic indicators are pointing toward lower tax rates, stable prices and free trade -- signs that international equities have the potential to provide competitive returns as well as diversification.


     o Seligman Time Horizon 10 Fund: Under normal market conditions, this Fund invests 80% of its assets in Underlying Funds that invest primarily in domestic and international equities and 20% of its assets in Underlying Funds that invest primarily in fixed-income securities. The change in allocations results from reducing the exposure to small-company and emerging market securities found in Seligman Time Horizon 20 Fund and introducing high-yield bonds and investment grade fixed-income securities. The Manager's research demonstrates that the reduction in small-company and emerging markets securities has reduced volatility over 10-year holding periods. The allocation to high-yield bonds is introduced because, in the Manager's opinion, a prudently managed high-yield bond fund -- not individual high-yield bonds -- can provide relative diversification, stability and protection against significant loss of principal due to a single default. The Manager believes that an allocation to investment grade fixed-income securities can provide relative diversification and high liquidity, reduce volatility in yield and market values and protect against loss of principal and income.

     o Seligman Harvester Fund: Under normal market conditions, this Fund invests 60% of its assets in Underlying Funds that invest primarily in domestic and international equities, 30% of its assets in Underlying Funds that invest primarily in fixed-income securities (high-yield bonds and investment grade fixed-income securities) and 10% of its assets in Underlying Funds that invest primarily in cash, cash equivalents or US Government securities. Key differences between Seligman Harvester Fund and Seligman Time Horizon 10 Fund include the elimination of US and international small-company stocks and emerging markets securities. This change reflects the Manager's opinion that these asset classes are too volatile and speculative for investors who wish to conserve their capital and generate an income stream. A 10% allocation to Underlying Funds that invest in cash, cash equivalents or US Government securities is intended to help protect against sudden market downturns that could erode capital, especially if they occur when income is withdrawn. Investments such as money market funds or Treasury bills also provide for more certainty of principal.


Q: Can I take full advantage of Seligman Time Horizon Matrix by simply investing in the Funds?

A: Yes. As noted, each Fund within the Series is designed to replicate a portfolio recommended by Seligman Time Horizon Matrix at a specific point in time. As a result, you may implement a Seligman Time Horizon Matrix asset allocation strategy by investing directly in the Funds rather than investing separately in each of the Underlying Funds. However, the Funds will not automatically "migrate" their investments under the process described above. Nevertheless, the Series is flexibly designed so that each Fund may be combined with another Fund to take full advantage of Seligman Time Horizon Matrix. You can begin at any point in Seligman Time Horizon Matrix by buying a combination of two Funds. For example, if your investment goal is 15 years away, you could invest 50% of your total investment in the Seligman Time Horizon 20 Fund and 50% of your investment in the Seligman Time Horizon 10 Fund (subject to the required minimum investment in each Fund).

     Similarly, migration can be accomplished by exchanging between each Fund within the Series or making additional investments in one or more of the Funds (subject to the required minimum investment in each Fund). In the year following your initial investment described in the previous example, you could, through an exchange, allocate 40% of your investment to the Seligman Time Horizon 20 Fund and 60% to the Seligman Time Horizon 10 Fund. After following this process for five years, 100% of your assets would be invested in the Seligman Time Horizon 10 Fund. You could use a similar process to migrate from each of the other Funds (or combinations of the Funds) until you reach the Seligman Harvester Fund. You should be aware, however, that following a migration strategy by making exchanges between or among the Funds could result in short-term or long-term capital gains for federal income tax purposes that may not result if you did not follow this strategy.

Q:   Can I hold each Fund within the Series for as long as I want?

A: Yes. You may choose not to migrate and simply hold a Fund for an extended period of time. To illustrate, an investor with an investment goal 20 years away may choose to invest in the Time Horizon 20 Fund and hold the Fund for 20 years. A "buy and hold" use of the Funds would provide an investor with a simple way to own one or more strategically diversified portfolios designed to achieve specific investment objectives. For example, Seligman Time Horizon 30 Fund and Seligman Time Horizon 20 Fund each can serve as a diversified growth portfolio for an investor seeking long-term capital appreciation. Similarly, Seligman Time Horizon 10 Fund can be used by an investor seeking capital appreciation with less volatility. Seligman Harvester Fund can be used by an investor seeking a growth and income portfolio. However, based on the Manager's research, buying and holding the Time Horizon Funds would subject your investment to greater portfolio volatility on an annual basis than if a migration strategy were followed. For example, the volatility of the asset allocation in the Time Horizon 20 Fund historically has been far greater than the asset allocation in the Harvester Fund, especially over holding periods of five years or less. Such a potential exposure to increased portfolio volatility may be particularly detrimental for an investor who is close to, or ready to realize, an investment goal.

Q:   Why shouldn't I just invest in the Underlying Funds directly?

A: Investing in the Time Horizon or Harvester Funds offers you the choice of turnkey convenience and simplicity. For example, your statements will detail only one or two Funds rather than nine or more individual Underlying Funds. Moreover, by using cash flows and periodic adjustments, the Manager will maintain an investment in each of the Underlying Funds that is within the targeted allocations. By contrast, if you choose to invest in the Underlying Funds and do not elect to have the Manager automatically rebalance or migrate your investment, you would have to make these adjustments yourself or risk having your actual allocations among the Underlying Funds deviate from the recommended allocation due to the different investment results over time of the Underlying Funds. You should note, however, that certain retirement programs sponsored by the Manager offer automatic migration for investors who directly purchase shares of the Underlying Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT STRATEGIES AND RISKS

As mentioned above, each Fund pursues its investment objective by investing a certain percentage of its assets in the Underlying Funds. Each Fund may also invest a portion of its net assets in US Government securities or high-quality, short-term instruments. However, in order to maintain liquidity, to meet shareholder redemptions, or to respond to adverse market, economic, political or other conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents. When a Fund's assets are invested in such investments, the Fund may not be achieving its investment objective(s).

A Fund may purchase or sell shares of the Underlying Funds, US Government securities and high-quality, short-term instruments to: (a) accommodate purchases and sales of its shares; (b) adjust the percentages of its assets invested in each of the Underlying Funds, US Government securities and high-quality, short-term instruments in response to economic or market conditions and changes in Seligman Time Horizon Matrix; and (c) modify the allocation of its assets among the Underlying Funds, US Government securities and high-quality, short-term instruments to the asset allocation targets specified above.

As mentioned above, under normal conditions, the Manager intends periodically to reallocate its investments in the Underlying Funds if the Fund's actual allocation is outside its current asset allocation ranges on the reallocation date. This process may generate net capital gains (including short-term capital gains that are generally taxed to investors at ordinary income tax rates) to investors in the Funds. The Manager will seek to minimize the realization of net capital gains by allocating both positive and negative cash flows (realized from purchases and sales of Fund shares) in a manner that continuously moves the actual positions in the Underlying Funds toward the asset allocation ranges and targets described above. However, the reallocation process may generate net capital gains for investors that are higher than the net capital gains ordinarily incurred by an investor through an asset allocation strategy that has broader investment ranges or an asset allocation strategy designed by the investor.

The Funds will indirectly bear the expenses associated with portfolio turnover of the Underlying Funds, a number of which have fairly high portfolio turnover rates (i.e., in excess of 100%). High portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Investors in the Funds may also bear expenses directly or indirectly through sales of securities held by the Funds and the Underlying Funds that result in realization of ordinary income or taxable gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates).

Except for its fundamental policy, each Fund may change its principal strategies if the Series' Board of Directors believes doing so is consistent with that Fund's objective(s). In addition, the Underlying Fund, US Government securities and short-term instruments in which each Fund may invest, the equity/fixed-income allocations and ranges, and the investments in each Underlying Fund may be changed from time to time without shareholder approval. However, each Fund's objective(s) and its fundamental policy may be changed only with shareholder approval.

Each Fund is subject to the risk that the asset allocation strategy used by the Manager may fail to produce the intended results. The historical data on which Seligman Time Horizon Matrix and Seligman Harvester are based involve performance of various asset classes. (See Appendix A.) Past performance, however, is not a guarantee of future performance. Moreover, the investments of the Underlying Funds may differ significantly from the securities that comprise those asset classes, and there is a risk that the performance of the Underlying Funds will not be the same as the performance of those asset classes. Additionally, the allocation of each Fund's assets among the Underlying Funds is based on portfolios recommended by Seligman Time Horizon Matrix and Seligman Harvester at a specific point in time. The Funds will not migrate their investments among the Underlying Funds in accordance with Seligman Time Horizon Matrix. As a result, an investment in one or more of the Funds may not produce the same results as an investment directly in the Underlying Funds according to Seligman Time Horizon Matrix and the migration process described above. An attempt by an investor to replicate Seligman Time Horizon Matrix may be unsuccessful and may result in expenses and taxes greater than other types of investments, including investments in other mutual funds.

A Fund may not be able to pay redemption proceeds within the period stated in the Prospectus because of unusual market conditions or an unusually high volume of redemption requests.

There is no guarantee that investors will realize their investment goals by investing in one or more of the Funds. Investors should carefully consider the risks and tax consequences involved with an investment in one or more of the Funds.

A more complete description of the risks associated with the investment practices of the Underlying Funds is provided under "Principal Risks of the Underlying Funds" in this Prospectus, "Investment Strategies and Risks" in the Statement of Additional Information (SAI) to this Prospectus and "Principal Risks" in each Underlying Fund's Prospectus. The SAI and the Prospectuses for the Underlying Funds are incorporated by reference into this Prospectus and are available free of charge by telephoning 1-800-221-2450.


For more information about the investment strategies of the Funds, Seligman Time Horizon Matrix or Seligman Harvester, please contact an authorized dealer or your financial advisor.

MANAGEMENT

The Board of Directors of the Series provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated, 100 Park Avenue, New York, New York 10017, is the manager of each Fund. The Manager is responsible for each Fund's investments and administers each Fund's business and other affairs.


Established in 1864, the Manager currently serves as manager to 23 US registered investment companies, which offer more than 60 investment portfolios with approximately $17.0 billion in assets as of March 31, 2002. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2002, of approximately $10.1 billion.

In managing the Funds, the Manager will have the authority to select and substitute Underlying Funds, subject to each Fund's investment objectives and policies. This will subject the Manager to conflicts of interest in allocating each Fund's assets among the various Underlying Funds because the fees payable to the Manager and/or its affiliates by some Underlying Funds are higher than those payable by other Underlying Funds and because the Manager and its affiliates are also responsible for managing, and receiving fees from, the Underlying Funds. The Manager is also subject to a conflict because it will not receive a fee for assets of the Funds invested directly in US Government securities and short-term instruments.


--------------------------------------------------------------------------------
Affiliates of the Manager:

Seligman Advisors, Inc.:

Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (SDC):

Each Fund's shareholder service agent; provides shareholder account services to the Fund at cost.
--------------------------------------------------------------------------------


Each Fund pays the Manager a management fee for its advisory services. This fee is equal to an annual rate of 0.10% of each Fund's average daily net assets. In addition to the management fees assessed by each of the Funds, investors will bear a pro-rata portion of the management fees charged by the Underlying Funds. However, no management fees, other than the management fee paid by the Funds, will be charged on each Fund's investment directly in individual US Government securities and short-term instruments. This will result in an investor paying higher overall fees than if the investor purchased the Underlying Funds directly. For a description of the management fees charged by each of the Underlying Funds, please see "Management" in each Underlying Fund's Prospectus, each of which is incorporated by reference into this Prospectus and is available free of charge by telephoning 1-800-221-2450.

Portfolio Management

Each Fund is managed by Charles W. Kadlec, who has been Vice President and Portfolio Manager of the Fund since its inception. Mr. Kadlec has been a Managing Director of the Manager since January 1992 and Chief Investment Strategist for Seligman Advisors since April 1997. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time Horizon Matrix and Seligman Harvester. He is also Vice President of Tri-Continental Corporation.

The Underlying Funds

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES OF THE UNDERLYING FUNDS

Each Fund invests a substantial portion of its assets in the Underlying Funds. Accordingly, each Fund's performance depends upon a favorable allocation among the Underlying Funds as well as the ability of the Underlying Funds to meet their objective(s). There can be no assurance that the investment objective(s) of any Underlying Fund will be achieved. Shares of the Underlying Funds are not offered by this Prospectus.

Each Underlying Fund has its own investment objective(s) and principal strategies. In addition, each Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent a Fund from achieving its objective(s).

Except for each Underlying Fund's fundamental policies, each Underlying Fund may change its principal strategies if that Underlying Fund's Board of Directors or Trustees believes doing so is consistent with the Underlying Fund's objective(s). Each Underlying Fund's investment objective(s) and its fundamental policies may be changed only with shareholder approval.

Each Underlying Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase each Underlying Fund's expenses and, therefore, each Fund's expenses. There may also be adverse tax consequences for investors in each Underlying Fund and, therefore, for investors in each Fund, due to an increase in net short-term capital gains.

The table below summarizes the investment objective(s) and primary investments of the Underlying Funds. For a description of the principal strategies of the Underlying Funds, please see "Investment Strategies and Risks" in the SAI to this Prospectus and "Investment Objectives/Principal Strategies" in each Underlying Fund's Prospectus, each of which is incorporated by reference into this Prospectus and is available free of charge by telephoning 1-800-221-2450.

                                      INVESTMENT
       UNDERLYING FUND                OBJECTIVE(S)                         PRIMARY INVESTMENTS
       ---------------                ------------                         -------------------
Seligman Capital Fund           Capital appreciation             Common stock of medium-sized US companies
-------------------------------------------------------------------------------------------------------------------
Seligman Cash Management Fund   Preservation of capital and      US dollar-denominated high-quality Money
                                maximization of liquidity and    Market instruments, including obligations of the
                                current income                   US Treasury, its agencies or instrumentalities,
                                                                 obligations of domestic and foreign banks (such as
                                                                 certificates of deposit and fixed time deposits),
                                                                 commercial paper and short-term corporate debt
                                                                 securities, and repurchase agreements with
                                                                 respect to these types of instruments

-------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Fund      Produce favorable, but not       Common stock of larger companies diversified
                                the highest, current income      among a number of industries
                                and long-term growth of
                                both income and capital
                                value, without exposing
                                capital to undue risk


                                        INVESTMENT
       UNDERLYING FUND                  OBJECTIVE(S)                           PRIMARY INVESTMENTS
       ---------------                  ------------                           -------------------
Seligman Communications and          Capital gain                    Common stock of companies operating in the
Information Fund                                                     communications, information and related
                                                                     industries
-------------------------------------------------------------------------------------------------------------------------
Seligman Frontier Fund               Growth of capital. Income       Common stock of small US companies
                                     may be considered but is
                                     incidental to the Fund's
                                     investment objective
-------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund                 Longer-term growth in           Common stock of large US companies, selected
                                     capital value and an increase   for their growth prospects
                                     in future income
-------------------------------------------------------------------------------------------------------------------------
Seligman Emerging Markets Fund       Long-term capital               Common stock of companies that conduct their
                                     appreciation                    principal business activities in emerging markets
-------------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Fund          Long-term capital               Common stock of non-US and US growth
                                     appreciation                    companies that have the potential to benefit from
                                                                     global economic or social trends
-------------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller              Long-term capital               Common stock of smaller US and non-US
Companies Fund                       appreciation                    companies
-------------------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Series      Maximum current income          High-yielding, income-producing corporate bonds
                                                                     and notes, commonly known as "junk bonds"
-------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Fund   Long-term capital               Common stock of medium to large companies in
                                     appreciation                    the principal international markets
-----------------------------------------------------------------------------------------------------------------------
Seligman Investment Grade Fixed      High current income             Investment grade fixed-income securities of any
Income Fund                                                          duration, such as obligations issued
                                                                     or guaranteed by the US Government, its agencies
                                                                     or instrumentalities, corporate bonds or other
                                                                     obligations, mortgage-backed and other asset-
                                                                     backed securities, obligations of non-US
                                                                     Government agencies and private institutions, and
                                                                     income-producing cash equivalents
---------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Fund        Long-term capital               Common stock of "value" companies (i.e., those
                                     appreciation                    companies believed by the Manager to be
                                                                     undervalued either historically, by the market, or
                                                                     by their peers) with large market capitalization at
                                                                     the time of purchase
---------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Fund        Long-term capital               Common stock of "value" companies with small
                                     appreciation                    market capitalization at the time of purchase
---------------------------------------------------------------------------------------------------------------------
Seligman U.S. Government             High current income             Direct obligations of the US Treasury, such as
Securities Series                                                    Treasury bills, Treasury notes and Treasury bonds,
                                                                     and debt securities issued or guaranteed by the US
                                                                     Government, its agencies or instrumentalities
                                                                     which are backed by the full faith and credit of
                                                                     the US Government and have maturities greater than
                                                                     one year at the date of purchase by the Fund

PRINCIPAL RISKS OF THE UNDERLYING FUNDS

The following summarizes the principal risks associated with investments in the Underlying Funds. The summary is not intended to be exhaustive.

There can be no assurance that the investment objective(s) of any of the Underlying Funds will be achieved. Each Underlying Fund's investments (both equity and fixed-income) may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. You may experience a decline in the value of your investment, and you could lose money if you sell your shares at a price lower than you paid for them.

An investment in the Underlying Funds (including the Seligman Cash Management
Fund) is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The US Government does not guarantee the market value or the current yield of government securities. Each Underlying Fund's net asset value, yield (if applicable) and total return will fluctuate and are not guaranteed by the US Government. Although the Seligman Cash Management Fund seeks to preserve the value of an investment at $1.00 per share, it is possible that a Fund will lose money by investing in this Underlying Fund.

If an Underlying Fund is not mentioned within a risk described below, it does not mean that the Underlying Fund is not subject to that risk. However, it does mean that the Underlying Fund's net asset value, yield (if applicable) and total return are less likely to be affected by such risk. For a more complete description of such risks, please refer to the SAI to this Prospectus and "Principal Risks" section in each Underlying Fund's Prospectus, each of which is incorporated herein by reference and is available free of charge by telephoning 1-800-221-2450.

Equity-Related Risks

The following risks relate to investments in equity securities, including common stocks, securities convertible into common stocks, options and warrants. The Time Horizon 30 Fund and the Time Horizon 20 Fund will invest most or all of their assets in Underlying Funds investing primarily in equity securities. The Time Horizon 10 Fund and the Harvester Fund will invest a substantial portion of their assets in Underlying Funds investing primarily in equity securities.


Securities of Larger US Companies -- Seligman Common Stock Fund, Seligman Growth Fund, Seligman Large-Cap Value Fund and Seligman Communications and Information Fund invest a substantial portion of their assets in the stocks of large US companies. Stocks of large US companies have recently experienced a period of strong performance, followed by a period of volatility and negative performance. If this volatility continues, the value of large company stocks may decline. This could adversely affect these Underlying Funds' performance.


Securities of Smaller Companies -- Seligman Global Smaller Companies Fund, Seligman Frontier Fund and Seligman Small-Cap Value Fund invest substantially in the stocks of smaller companies. Investments in smaller companies typically involve greater risks than investments in larger companies. Small companies, as a whole, may have shorter operating histories, less experienced management and limited product lines, markets and financial or managerial resources.

Sector Volatility -- Seligman Common Stock Fund, Seligman Capital Fund, Seligman Growth Fund, Seligman Small-Cap Value Fund, Seligman Large-Cap Value Fund and Seligman Frontier Fund may invest more heavily in certain industries believed to offer good investment opportunities. If any of these industries fall out of favor, performance may be negatively affected.

Seligman Communications and Information Fund concentrates its investments in companies in the communications, information and related industries. Therefore, it may be susceptible to factors affecting these industries and its net assets may fluctuate more than a fund that invests in a wider range of industries. In addition, the rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Concentrated Portfolios -- The Seligman Small-Cap Value Fund and Seligman Large-Cap Value Fund hold securities of a small number of issuers. Consequently, if one or more of the securities held in each of their portfolios declines in value or underperforms relative to the market, it may have a greater impact on that Underlying Fund's performance than if the Underlying Fund held securities of a larger number of issuers. Each of these Underlying Funds may experience more volatility, especially over the short-term, than a fund with a greater number of holdings.

Illiquid Securities and Options -- Each Underlying Fund (other than Seligman Cash Management Fund and Seligman U.S. Government Securities Series) may invest in illiquid securities. Each Underlying Fund (other than

Seligman Cash Management Fund and Seligman High-Yield Bond Series) may invest in options. These investments involve higher risk and subject the Underlying Funds to higher price volatility.

Foreign Securities -- Each Underlying Fund (other than Seligman U.S. Government Securities Series) may invest in securities of foreign issuers. These securities involve risks not associated with US investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.


The Seligman International Growth Fund and Seligman Global Growth Fund seek to limit the risk of investing in foreign securities by diversifying each of their respective investments among different regions, countries and, with respect to Seligman Global Growth Fund, investment themes, such as the expansion of technology as an increasingly important influence on society. Diversification reduces the effect of events that any one country will have on each respective Underlying Fund's entire portfolio. However, a decline in the value of an Underlying Fund's investments in one country may offset potential gains from investments in another country.


Emerging Markets Securities -- The Seligman Emerging Markets Fund invests in securities of issuers located in emerging countries. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned and more recently organized than many US companies.

Fixed-Income-Related Risks


The following risks relate to investments in fixed-income securities, including bonds, notes and mortgage-backed securities. Seligman High-Yield Bond Series, Seligman Investment Grade Fixed Income Fund, Seligman Cash Management Fund and Seligman U.S. Government Securities Series are the Underlying Funds that invest primarily in fixed-income securities. The Time Horizon 10 Fund and the Harvester Fund will invest a significant portion of their assets in such Underlying Funds.

Credit risk -- The fixed-income securities of each Underlying Fund that invests in fixed-income securities may deteriorate in quality to such an extent that it rating is downgraded or its market value decline relative to comparable securities. Credit risk also includes the risk that an issuer of fixed-income securities would not be able to make interest and principal payments. If the Underlying Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Ratings by Moody's and S&P are generally accepted measures of credit risk. However, these ratings have limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future condition. Frequently there is a lag between the time the rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

Market risk -- Fixed-income securities in which the relevant Underlying Funds invest are traded principally by dealers in the over-the-counter market. Each Underlying Fund's ability to sell securities it holds depends on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could reduce the number of ready buyers.

Interest-Rate Risk -- Generally, as interest rates rise, the value of fixed-income securities will decline. Conversely, if interest rates decline, the value of these securities will increase. This effect of interest rates is usually greater for longer-term securities. Longer-term securities generally tend to produce higher yields but are subject to greater market fluctuations as a result of changes in interest rates than fixed-income securities with shorter maturities.


Additionally, when interest rates are falling, the inflow of new money into each of these Underlying Funds from their sale of shares will likely be invested in securities producing lower yields than the balance of the Underlying Fund's assets, reducing the current yield of the Underlying Fund. In periods of rising interest rates, the opposite may be true. The securities in which the Seligman U.S. Government Securities Series invests are considered among the safest of fixed-income investments. However, their market values, like those of other debt securities, will fluctuate with changes, real or anticipated, in the level of interest rates and cause its net asset value to fluctuate. Additionally, its yield will vary based on the yield of its portfolio securities.

Illiquid Securities and Options -- Each Underlying Fund (other than Seligman Cash Management Fund and Seligman U.S. Government Securities Series) may invest in illiquid securities. Each of these Underlying Funds (other than Seligman Cash Management Fund, Seligman High-Yield Bond Series and Seligman Investment Grade Fixed Income Fund) may invest in options. These investments involve higher risk and subject the Underlying Funds to higher price volatility.

High-Yield Bonds ("Junk Bonds") -- The Seligman High-Yield Bond Series and Seligman Investment Grade Fixed Income Fund purchase higher-yielding, higher-risk, medium- and lower-quality corporate bonds and notes that are subject to greater risk of loss of principal and income than higher-rated bonds and notes and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities can be and have been subject to higher volatility in yield and market value than securities of higher quality. The net asset value, yield and total return of these Underlying Funds will fluctuate with fluctuations in these individual securities.


An economic downturn could adversely impact issuers' ability to pay interest and repay principal and could result in issuers defaulting on such payments. The value of these bonds and notes will be affected by market conditions relating to changes in prevailing interest rates. However, the value of lower-rated or unrated corporate bonds and notes is also affected by investors' perceptions. When economic conditions appear to be deteriorating, lower-rated or unrated corporate bonds and notes may decline in market value due to investors' heightened concerns and perceptions over credit quality.


Lower-rated and unrated corporate bonds and notes are traded principally by dealers in the over-the-counter market. The market for these securities may be less active and less liquid than for higher-rated securities. Under adverse market or economic conditions, the secondary market for these bonds and notes could contract further, causing these Underlying Funds difficulties in valuing and selling its securities.

Mortgage-Backed Securities -- Seligman Investment Grade Fixed Income Fund and Seligman U.S. Government Securities Series may invest in mortgage-backed securities. These securities may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment. Mortgage prepayments generally increase during a period of declining interest rates. Prepayments increase the cash amounts available to these Underlying Funds for investment and these amounts would have to be reinvested at lower interest rates. In addition, prepayments on underlying mortgages result in a loss of anticipated interest, and, therefore, the actual yield to these Underlying Funds may be different from the quoted yield on the securities. As a result, when interest rates are declining, mortgage-backed securities may not increase as much as other fixed-income securities of comparable maturities, although they may have a similar risk of decline when interest rates rise.


Foreign Securities -- Each Underlying Fund (other than Seligman U.S. Government Securities Series) may invest in securities of foreign issuers. These securities involve risks not associated with US investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Repurchase Agreements -- The Underlying Funds may invest in repurchase agreements. Repurchase agreements could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.


"Zero-Coupon" and "Pay-in-Kind" Securities -- The Seligman High-Yield Bond Series and Seligman Investment Grade Fixed Income Fund may purchase "zero-coupon" and "pay-in-kind" securities. These securities may be subject to greater fluctuations in value because they tend to be more speculative than income-bearing securities. Fluctuations in the market prices of these securities will result in corresponding fluctuations and volatility in the net asset value of the shares of these Underlying Funds. Additionally, because they do not pay current income, they will detract from these Underlying Funds' respective invesment objectives.

When-Issued or Forward Commitment Securities -- Seligman Investment Grade Fixed Income Fund and Seligman U.S. Government Securities Series may invest in securities on a when-issued or forward commitment basis, in which case delivery and payment take place after the date of the commitment to purchase the securities. Because the price to be paid and the interest rate that will be received on the securities are each fixed at the time these Underlying Funds enter into the commitment, there is a risk that yields available in the market when delivery takes place may be higher than the yields obtained on the securities. This would tend to reduce the value of these securities. In addition, the market value of these securities may fluctuate between the time these Underlying Funds commit to purchase the securities and the time of delivery of the securities.

Shareholder Information

DECIDING WHICH CLASS OF SHARES TO BUY

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

     o    The amount you plan to invest.

     o How long you intend to remain invested in each Fund, or another Seligman mutual fund.

     o If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

     o Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your financial advisor will be able to help you decide which Class of shares best meets your needs.

--------------------------------------------------------------------------------
Class A

     o    Initial sales charge on Fund purchases, as set forth below:

                                                      Sales Charge     Regular Dealer
                                Sales Charge             as a %           Discount
                                   as a %                of Net          as a % of
Amount of your Investment   of Offering Price(1)     Amount Invested   Offering Price
-------------------------   ---------------------    ---------------   --------------
Less than $50,000                   4.75%                 4.99%             4.25%
$50,000 - $99,999                   4.00                  4.17              3.50
$100,000 - $249,999                 3.50                  3.63              3.00
$250,000 - $499,999                 2.50                  2.56              2.25
$500,000 - $999,999                 2.00                  2.04              1.75
$1,000,000 and over(2)              0.00                  0.00              0.00

          (1) "Offering Price" is the amount that you actually pay for each Fund's shares; it includes the initial sales charge.


          (2) You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.


     o Annual 12b-1 fee (for shareholder services) of up to 0.25%, paid directly as an investor in the Fund or indirectly through the Fund's investment in the Underlying Funds.


     o No initial sales charge on reinvested dividends or capital gain distributions.


     o Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of mutual funds or 50 or more eligible employees may purchase Class A shares at net asset value. Eligible employee benefit distributions are not subject to the 1% CDSC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B

     o    No initial sales charge on purchases.

     o    A declining CDSC on shares sold within 6 years of purchase:

                Years Since Purchase                     CDSC
                --------------------                     ----
                Less than 1 year                           5%
                1 year or more but less than 2 years       4
                2 years or more but less than 3 years      3
                3 years or more but less than 4 years      3
                4 years or more but less than 5 years      2
                5 years or more but less than 6 years      1
                6 years or more                            0

     o Annual 12b-1 fee (for distribution and shareholder services) of up to 1.00%, paid directly as an investor in the Fund or indirectly through the Fund's investment in the Underlying Funds.

     o Automatic conversion to Class A shares approximately eight years after purchase, resulting in lower ongoing 12b-1 fees.

     o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

--------------------------------------------------------------------------------
Your purchase of Class B shares must be for less than $250,000, because if you invest $250,000 or more, you will pay less in fees and charges if you buy another Class of shares.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C

     o    Initial sales charge on Fund purchases, as set forth below:

                                                                      Regular Dealer
                                 Sales Charge        Sales Charge        Discount
                                    as a %           as a % of Net      as a % of
 Amount of your Investment   of Offering Price(1)   Amount Invested   Offering Price
 -------------------------   --------------------   ---------------   --------------
   Less than $100,000                1.00%               1.01%             1.00%
   $100,000 - $249,999               0.50                0.50              0.50
   $250,000 - $1,000,000             0.00                0.00              0.00

          (1) "Offering Price" is the amount that you actually pay for each Fund's shares; it includes the initial sales charge.

     o    A 1% CDSC on shares sold within eighteen months of purchase.

     o Annual 12b-1 fee (for distribution and shareholder services) of up to 1.00%, paid directly as an investor in the Fund or indirectly through the Fund's investment in the Underlying Funds.

     o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.


     o No initial sales charges on reinvested dividends or capital gains distributions.


     o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

--------------------------------------------------------------------------------

Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D*

     o    No initial sales charge on purchases.

     o    A 1% CDSC on shares sold within one year of purchase.

     o Annual 12b-1 fee (for distribution and shareholder services) of up to 1.00%, paid directly as an investor in the Fund or indirectly through the Fund's investment in the Underlying Funds.

     o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

     o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

          *Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of another Seligman mutual fund; (2) if your financial advisor of record maintains an omnibus account at SDC; or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.
--------------------------------------------------------------------------------


Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows each Class to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.


Because each Fund's 12b-1 fees are paid out of each Class's assets on an ongoing basis, or are borne indirectly by shareholders of each Class as a result of the Fund's ownership of Class A shares of the Underlying Funds, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Fund's Board of Directors believes that no conflict of interest currently exists between the Fund's various classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.


You will not pay a CDSC when you exchange shares of any Fund to buy the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman fund to buy the same class of shares of the Fund. For the purpose of calculating the CDSC, when you exchange shares of a Fund for the same class of another Seligman fund, it will be assumed that you held the shares of the other fund since the date you originally purchased the shares of the Fund. Similarly, when you exchange shares of another Seligman fund for shares of a Fund, it will be assumed that you held the shares of the Fund since the date you originally purchased shares of the other fund.

PRICING OF FUND SHARES


When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors receives your request in good order. Any applicable sales charge will be added to the purchase price for Class A and Class C shares. Purchase or sale orders received by an authorized dealer or your financial advisor by the close of regular trading on the New York Stock Exchange
(NYSE) (generally 4:00 p.m. Eastern time) and received in good order by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading of the NYSE on that day. However, Seligman Advisors may reject any request to purchase shares under the circumstances discussed later in this Prospectus in "Important Policies That May Affect Your Account." An authorized dealer or your financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.


--------------------------------------------------------------------------------
NAV:

Computed separately for each Class by dividing that Class's share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.
--------------------------------------------------------------------------------


If your buy or sell order is received by an authorized dealer or your financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.


The NAV of each Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because certain of the Funds invest in Underlying Funds holding portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Underlying Funds do not price their shares, the value of a Fund's portfolio securities (i.e., Underlying Funds that invest in securities that are primarily listed on foreign exchanges) may change on days when you may not be able to buy or sell Fund shares.

The Underlying Funds owned by the Funds are valued at their respective net asset values. For information on the valuation of the securities held in each Underlying Fund's portfolio, including the valuation of individual US Government securities and short-term instruments held by the Funds, please see "Pricing of Fund Shares" in each Underlying Fund's Prospectus (Seligman U.S. Government Securities Series' Prospectus and Seligman Cash Management Fund's Prospectus for individual US Government securities and short-term instruments) each of which is incorporated by reference into this Prospectus and is available free of charge by telephoning 1-800-221-2450.

OPENING YOUR ACCOUNT


The Funds' shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask an authorized dealer or your financial advisor if any of these programs apply to you.

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application.


--------------------------------------------------------------------------------
  You may buy shares of any Fund for all types of tax-deferred retirement plans. Contact Retirement Plan Services at the address or phone number listed on the inside back cover of this Prospectus for information and to receive the proper forms.
--------------------------------------------------------------------------------

The required minimum initial investments are:

          o    Regular (non-retirement) accounts: $1,000

          o    For accounts opened concurrently with Invest-A-Check(R):
               $100 to open if you will be making monthly investments $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.


You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in that Fund and the other Seligman mutual funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC.


     If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a signature guarantee) at a later date.

HOW TO BUY ADDITIONAL SHARES

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent investments must be for $100 or more.


Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:


          Seligman Data Corp.
          P.O. Box 9766
          Providence, RI 02940-9766


Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.


You may also use the following account services to make additional investments:

Invest-a-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in the Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy Fund shares.


Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of a Fund. If you wish to use this service, contact an authorized dealer, SDC or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies invested in the Fund. (Dividend checks must include your name, account number, Fund name and class of shares and be drawn in an amount of $100 or more.)


Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.


Automatic Migration. As discussed elsewhere in this Prospectus, you may wish to migrate your investments over time from a longer-term Fund to a shorter-term Fund in an effort to seek to reduce the volatility of your portfolio. You and an authorized dealer or your financial advisor may implement migration by making annual exchanges between Funds. Alternatively, you may elect to have the annual exchanges performed automatically. There is no fee for this service. If you elect automatic migration, a reminder notice will be sent to an authorized dealer or your financial advisor each year approximately 30 days before the automatic exchange date. Please note that you will have to satisfy the minimum investment amounts of each Fund to participate in automatic migration. You should check with your financial or tax advisor about the possible tax consequences of migration. Of course, you can withdraw from automatic migration at any time.


To enroll in the automatic migration feature, please call 1-800-221-2450.

HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy shares of any Fund. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C Shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to a new fund, you must specifically request so at the time of your exchange.


If you exchange into a new fund you must exchange enough to meet the new fund's minimum initial investment. See "The Seligman Mutual Funds" for a list of the funds available for exchange. Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all classes of shares.

HOW TO SELL SHARES

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able to use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).


You may sell shares to the Fund through a an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.


You may always send a written request to sell Fund shares; however, it may take longer to get your money.


To protect you and the Fund, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; or (3) to be mailed to your financial advisor, then before sending any money, the Fund will require:

     o    A signed, written redemption request;

     o    Telephone confirmation; and

     o    A signature guarantee.

Confirmations will not affect the date on which your shares are redeemed, but it may delay the payment of proceeds.

--------------------------------------------------------------------------------
Signature Guarantee:

Protects you and the Funds from fraud. It guarantees that a signature is genuine. A guarantee must be obtained from an eligible financial institution. Notarization by a notary public is not an acceptable signature guarantee.
--------------------------------------------------------------------------------

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.


You may need to provide additional documents to sell Fund shares if you are:

     o    a corporation;

     o    an executor or administrator;

     o    a trustee or custodian; or

     o    in a retirement plan.


Contact an authorized dealer, your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.


You may also use the following account service to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class B, Class C or Class D shares and reinvest your dividends and capital gain distributions, you may annually withdraw 12%, 10% or 10%, respectively, of the value of your Fund account (at the time of election) without a CDSC.

Check Redemption Service. If you have at least $25,000 in Seligman Harvester Fund, you may ask SDC to provide checks which may be drawn against your account in amounts of $500 or more. This service is available only for accounts in Seligman Harvester Fund and not the other Funds in the Series. You can elect this service on your initial application, or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, or if you own Class B shares, check redemptions may be subject to CDSC. If you own Class C or Class D shares, you may use this service only with respect to shares that you have held for at least one year or eighteen months, respectively.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

To protect you and other shareholders, each Fund reserves the right to:

     o    Refuse an exchange request if:

          1. you have exchanged twice from the same fund in any three-month period;

          2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of the Fund's net assets; or


          3. you, an authorized dealer or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.


     o    Refuse any request to buy Fund shares.

     o    Reject any request received by telephone.

     o    Suspend or terminate telephone services.

     o    Reject a signature guarantee that SDC believes may be fraudulent.

     o Close your fund account if its value falls below $500, although the Fund generally will not close an account that falls below $500 as a result of a market decline. The Fund will notify you in writing at least 30 days before closing the account.

     o Close your account if it does not have a certified taxpayer identification number.

Telephone Services


You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:


     o Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record).

     o    Exchange shares between funds.

     o    Change dividend and/or capital gain distribution options.

     o    Change your address.

     o    Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a signature guarantee).

Restrictions apply to certain types of accounts:

     o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone.

     o    Corporations may not sell Fund shares by phone.

     o IRAs may only exchange Fund shares or request address changes by phone.

     o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.


Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.


The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Funds and SDC will adopt reasonable procedures to determine whether a request appears to be genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege


If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of the same Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, you may receive a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each Fund generally will pay any dividends from its net investment income and distributes net capital gains realized on investments at least annually (the Harvester Fund generally will pay dividends from its net investment income on a monthly basis). Because each Fund may purchase or sell the Underlying Funds, US Government securities and short-term instruments to: (a) accommodate sales of its shares; (b) adjust the percentages of its assets invested in each of the Underlying Funds, US Government securities and short-term instruments in response to economic or market conditions and changes in Seligman Time Horizon Matrix; and (c) modify the allocation of its assets among the Underlying Funds, US Government securities and short-term instruments to the asset allocation targets specified herein, each Fund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Fund may not fully realize capital losses (to offset capital gains) from the sale of the Underlying Funds at a loss.


--------------------------------------------------------------------------------
Dividend:

A payment by a mutual fund, usually derived from the Fund's net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund's portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a Fund's assets before it calculates its NAV.
--------------------------------------------------------------------------------

You may elect to:

(1) reinvest both dividends and capital gain distributions;

(2) receive dividends in cash and reinvest capital gain distributions; or

(3) receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise or if you own Fund shares in a Seligman tax-deferred retirement plan.


If you want to change your election, you may write to SDC at the address listed on the back cover of this Prospectus, or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends or capital gain distributions that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account within 3-4 business days from the payable date.


Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Dividends on Class B, Class C, and Class D shares of a Fund will be lower than the dividends on Class A shares of that Fund as a result of their higher 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class of a Fund.

TAXES

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. To the extent a Fund receives certain tax benefits on dividends that it receives, these pass-through benefits may not be realized by an investor in the Fund. Other pass-through tax benefits realized by the Funds will not pass through to investors. Tax-deferred retirement plans are not taxed currently on dividends or capital gain distributions or on exchanges.

Dividends paid by the Fund are taxable to you as ordinary income. You may be taxed at different rates on capital gains distributed by the Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

Financial Highlights


The tables below are intended to help you understand the financial performance of each Fund's Classes for the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total Return" shows the rate that you would have earned (or lost) on an investment in the Funds, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes and are not annualized for periods of less than one year. Deloitte and Touche LLP, independent auditors, have audited this information. Their report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                                     TIME HORIZON 30 FUND
                                    -------------------------------------------------------------------------------------
                                           CLASS A               CLASS B               CLASS C               CLASS D
                                    -------------------   -------------------   -------------------   -------------------
                                      Year    1/10/00**     Year    4/24/00**     Year    2/8/00**      Year    2/14/00**
                                     Ended       to        Ended       to        Ended       to        Ended       to
                                    12/31/01  12/31/00    12/31/01  12/31/00    12/31/01  12/31/00    12/31/01  12/31/00
                                    --------  ---------   --------  ---------   --------  ---------   --------  ---------
Per Share Data:*
Net asset value, beginning
 of period......................... $   6.24  $    7.14   $   6.21  $    7.00   $   6.21  $    7.56   $   6.21  $    7.58
                                    --------  ---------   --------  ---------   --------  ---------   --------  ---------
Income from investment operations:
  Net realized and unrealized
   investment loss on
   investments***..................    (0.03)     (0.03)     (0.07)     (0.05)     (0.07)     (0.07)     (0.07)     (0.08)
  Net losses on investments........    (0.46)     (0.84)     (0.47)     (0.71)     (0.47)     (1.25)     (0.47)     (1.26)
                                    --------  ---------   --------  ---------   --------  ---------   --------  ---------
Total from investment
 operations........................    (0.49)     (0.87)     (0.54)     (0.76)     (0.54)     (1.32)     (0.54)     (1.34)
                                    --------  ---------   --------  ---------   --------  ---------   --------  ---------
Less distributions:
  Dividends from net investment
   income..........................    (0.03)        --      (0.03)        --      (0.03)        --      (0.03)        --
  Distributions from net realized
   capital gains...................    (0.21)     (0.03)     (0.21)     (0.03)     (0.21)     (0.03)     (0.21)     (0.03)
                                    --------  ---------   --------  ---------   --------  ---------   --------  ---------
Total distributions................    (0.24)     (0.03)     (0.24)     (0.03)     (0.24)     (0.03)     (0.24)     (0.03)
                                    --------  ---------   --------  ---------   --------  ---------   --------  ---------
Net asset value, end of period..... $   5.51  $    6.24   $   5.43  $    6.21   $   5.43  $    6.21   $   5.43  $    6.21
                                    ========  =========   ========  =========   ========  =========   ========  =========
Total Return:                        (7.47)%   (12.18)%##  (8.32)%   (10.85)%##  (8.32)%   (17.46)%##  (8.32)%   (17.67)%##
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands).................... $  1,399  $     485   $    679  $     262   $  1,950  $   1,251   $    395  $     174
Ratio of expenses to average
 net assets........................    0.51%      0.51%+     1.26%      1.26%+     1.26%      1.26%+     1.26%      1.26%+
Ratio of investment loss to average
 net assets........................  (0.49)%    (0.51)%+   (1.24)%    (1.26)%+   (1.24)%    (1.26)%+   (1.24)%    (1.26)%+
Portfolio turnover rate............       --         --         --         --         --         --         --         --
Without management fee
 waiver:***
  Ratio of expenses to average net
   assets..........................    3.70%     25.60%+     4.45%     14.14%+     4.45%     14.14%+     4.45%     14.14%+
  Ratio of investment loss to
   average net assets..............  (3.68)%   (25.60)%+   (4.43)%   (14.14)%+   (4.43)%   (14.14)%+   (4.43)%   (14.14)%+

----------
See footnotes beginning on page 37.

                                                                   TIME HORIZON 20 FUND
                                    --------------------------------------------------------------------------------
                                          CLASS A             CLASS B              CLASS C              CLASS D
                                    -----------------   ------------------   ------------------   ------------------
                                      Year   1/10/00**    Year    3/21/00**    Year    1/18/00**    Year    1/21/00**
                                     Ended      to       Ended       to       Ended       to       Ended       to
                                    12/31/01 12/31/00   12/31/01  12/31/00   12/31/01  12/31/00   12/31/01  12/31/00
                                    -------- ---------  --------  ---------  --------  ---------  --------  ---------
Per Share Data:*
Net asset value, beginning
 of period.........................   $6.47     $7.14      $6.41     $7.93      $6.41     $7.28      $6.41     $7.31
                                    -------  --------   --------  --------   --------  --------   --------  --------
Income from investment operations:
  Net realized and unrealized
   investment loss on
   investments***..................   (0.03)    (0.03)     (0.07)    (0.07)     (0.07)    (0.08)     (0.07)    (0.09)
  Net losses on
   investments.....................   (0.61)    (0.60)     (0.62)    (1.41)     (0.62)    (0.75)     (0.62)    (0.77)
                                    -------  --------   --------  --------   --------  --------   --------  --------
Total from investment operations...   (0.64)    (0.63)     (0.69)    (1.48)     (0.69)    (0.83)     (0.69)    (0.86)
                                    -------  --------   --------  --------   --------  --------   --------  --------
Less distributions:
  Dividends from net investment
   income (loss)...................   (0.03)       --      (0.03)       --      (0.03)       --      (0.03)       --
  Distributions from net realized
   capital gains...................   (0.21)    (0.04)     (0.21)    (0.04)     (0.21)    (0.04)     (0.21)    (0.04)
                                    -------  --------   --------  --------   --------  --------   --------  --------
Total distributions................   (0.24)    (0.04)     (0.24)    (0.04)     (0.24)    (0.04)     (0.24)    (0.04)
                                    -------  --------   --------  --------   --------  --------   --------  --------
Net asset value, end of period.....   $5.59     $6.47      $5.48     $6.41      $5.48     $6.41      $5.48     $6.41
                                    =======  ========   ========  ========   ========  ========   ========  ========
Total Return:                       (9.52)%   (8.83)%## (10.40)%  (18.67)%## (10.40)%  (11.41)%## (10.40)%  (11.77)%##

Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)....................  $2,842    $1,171     $1,463      $739     $6,017    $2,729     $1,057      $687
Ratio of expenses to average
 net assets........................   0.51%     0.51%+     1.26%     1.26%+     1.26%     1.26%+     1.26%     1.26%+
Ratio of investment loss to average
 net assets........................ (0.44)%   (0.51)%+   (1.19)%   (1.26)%+   (1.19)%   (1.26)%+   (1.19)%   (1.26)%+
Portfolio turnover rate............      --     0.62%         --     0.62%#        --     0.62%#        --     0.62%#
Without management fee
 waiver:***
  Ratio of expenses to average net
   assets..........................   1.64%    11.84%+     2.39%     5.84%+     2.39%     5.84%+     2.39%     5.84%+
  Ratio of investment loss to
   average net assets.............. (1.57)%  (11.84)%+   (2.32)%   (5.84)%+   (2.32)%   (5.84)%+   (2.32)%   (5.84)%+

----------
See footnotes beginning on page 37.

                                                              TIME HORIZON 10 FUND
                               ---------------------------------------------------------------------------------
                                     CLASS A              CLASS B              CLASS C              CLASS D
                               ------------------   ------------------   ------------------   ------------------
                                 Year    1/10/00**    Year    2/18/00**    Year    3/6/00**     Year    2/18/00**
                                Ended       to       Ended       to       Ended       to       Ended       to
                               12/31/01  12/31/00   12/31/01  12/31/00   12/31/01  12/31/00   12/31/01  12/31/00
                               --------  ---------  --------  ---------  --------  --------   --------  ---------
Per Share Data:*
Net asset value, beginning
 of period....................    $6.59     $7.14      $6.55     $7.33      $6.55     $7.78      $6.55     $7.42
                               --------   -------   --------   -------   --------  --------   --------  --------
Income from investment
 operations:
  Net realized and unrealized
   investment loss on
   investments***.............     0.10      0.10       0.05      0.04       0.05      0.04       0.05      0.04
  Net losses on investments...    (0.82)    (0.60)     (0.81)    (0.77)     (0.81)    (1.22)     (0.81)    (0.86)
                               --------   -------   --------   -------   --------  --------   --------  --------
Total from investment
 operations...................    (0.72)    (0.50)     (0.76)    (0.73)     (0.76)    (1.18)     (0.76)    (0.82)
                               --------   -------   --------   -------   --------  --------   --------  --------
Less distributions:
  Dividends from net
   investment income
   (loss).....................    (0.13)       --      (0.10)       --      (0.10)       --      (0.10)       --
  Distributions from net
   realized capital gains.....    (0.19)    (0.05)     (0.19)    (0.05)     (0.19)    (0.05)     (0.19)    (0.05)
                               --------   -------   --------   -------   --------  --------   --------  --------
Total distributions...........    (0.32)    (0.05)     (0.29)    (0.05)     (0.29)    (0.05)     (0.29)    (0.05)
                               --------   -------   --------   -------   --------  --------   --------  --------
Net asset value, end of
 period.......................    $5.55     $6.59      $5.50     $6.55      $5.50     $6.55      $5.50     $6.55
                               ========   =======   ========   =======   ========  ========   ========  ========
Total Return:                  (10.69)%   (7.02)%## (11.38)%   (9.98)%## (11.38)%  (15.18)%## (11.38)%  (11.07)%##
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)...............   $3,014    $1,037     $4,270    $2,865     $7,933    $2,331     $1,209      $839
Ratio of expenses to average
 net assets...................    0.51%     0.51%+     1.26%     1.26%+     1.26%     1.26%+     1.26%     1.26%+
Ratio of investment loss to
 average net assets...........    1.64%     1.44%+     0.89%     0.69%+     0.89%     0.69%+     0.89%     0.69%+
Portfolio turnover rate.......    6.38%        --      6.38%        --      6.38%        --      6.38%        --
Without management fee
 waiver:***
  Ratio of expenses to
   average net assets.........    1.27%     8.02%+     2.02%     4.36%+     2.02%     4.36%+     2.02%     4.36%+
  Ratio of investment loss to
   average net assets.........    0.88%   (6.07)%+     0.13%   (2.41)%+     0.13%   (2.41)%+     0.13%   (2.41)%+

----------
See footnotes beginning on page 37.

                                                                 HARVESTER FUND
                               ---------------------------------------------------------------------------------
                                     CLASS A              CLASS B              CLASS C              CLASS D
                               ------------------   ------------------   ------------------   ------------------
                                 Year    1/10/00**    Year    2/17/00**    Year    1/18/00**    Year    2/29/00**
                                Ended       to       Ended       to       Ended       to       Ended       to
                               12/31/01  12/31/00   12/31/01  12/31/00   12/31/01  12/31/00   12/31/01  12/31/00
                               --------  ---------  --------  ---------  --------  ---------  --------  ---------
Per Share Data:*
Net asset value, beginning of
 period.......................    $6.56     $7.14      $6.54     $7.16      $6.54     $7.16      $6.54     $7.21
                               --------   -------   --------   -------   --------   -------   --------   -------
Income from investment
 operations:
  Net investment loss on
   investments***.............     0.20      0.23       0.16      0.16       0.15      0.18       0.15      0.16
  Net realized and unrealized
   losses on investments......    (1.15)    (0.57)     (1.15)    (0.61)     (1.14)    (0.61)     (1.14)    (0.66)
                               --------   -------   --------   -------   --------   -------   --------   -------
Total from investment
 operations...................    (0.95)    (0.34)     (0.99)    (0.45)     (0.99)    (0.43)     (0.99)    (0.50)
                               --------   -------   --------   -------   --------   -------   --------   -------
Less distributions:
  Dividends from net
   investment income..........    (0.24)    (0.23)     (0.18)    (0.16)     (0.18)    (0.18)     (0.18)    (0.16)
  Distributions from net
   realized capital gains.....    (0.06)    (0.01)     (0.06)    (0.01)     (0.06)    (0.01)     (0.06)    (0.01)
                               --------   -------   --------   -------   --------   -------   --------   -------
Total distributions...........    (0.30)    (0.24)     (0.24)    (0.17)     (0.24)    (0.19)     (0.24)    (0.17)
                               --------   -------   --------   -------   --------   -------   --------   -------
Net asset value, end of
 period.......................    $5.31     $6.56      $5.31     $6.54      $5.31     $6.54      $5.31     $6.54
                               ========   =======   ========   =======   ========   =======   ========   =======
Total Return:                  (14.64)%   (4.99)%## (15.18)%   (6.11)%## (15.18)%   (6.02)%## (15.18)%   (7.19)%##
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)...............   $1,830    $1,339     $2,470    $1,115     $7,965    $2,704     $1,316      $122
Ratio of expenses to average
 net assets...................    0.51%     0.51%+     1.26%     1.26%+     1.26%     1.26%+     1.26%     1.26%+
Ratio of investment loss to
 average net assets...........    3.47%     3.38%+     2.72%     2.63%+     2.72%     2.63%+     2.72%     2.63%+
Portfolio turnover rate.......   12.80%     9.14%     12.80%     9.14%#    12.80%     9.14%#    12.80%     9.14%#
Without management fee
 waiver:***
  Ratio of expenses to
   average net assets.........    1.36%    12.49%+     2.11%     6.04%+     2.11%     6.04%+     2.11%     6.04%+
  Ratio of investment loss to
   average net assets.........    2.61%   (8.60)%+     1.86%   (2.15)%+     1.86%   (2.15)%+     1.86%   (2.15)%+


----------
*    Per share amounts are calculated based on average shares outstanding.

** Commencement of investment operations for Class A shares and commencement of issuance of shares for Class B, Class C and Class D shares.

*** The Manager waived management fees and reimbursed certain expenses for the periods presented.

+ In computing the ratios of expenses and net investment income to average net assets, income and expenses other than organization expenses are annualized. Organization expenses are not annualized because they were a one-time expense incurred at the Series' commencement of investment operations.

#    For the period 1/10/00 to 12/31/00.

## The total returns shown for each Class of shares are calculated from the later of the respective Fund's commencement of investment operations date (1/10/00) or the initial issuance date of shares of the Class. The total returns for Class A shares were calculated from the commencement of investment operations date. Class B, C, and D shares of the Fund were offered to the public on the commencement of investment operations date, but were first issued on the respective dates shown in the table. If shares of each Class had been issued on the commencement of investment operations date, the total returns for each Class would have been as follows:

TIME HORIZON 30 FUND    TIME HORIZON 20 FUND    TIME HORIZON 10 FUND    HARVESTER FUND
--------------------    --------------------    --------------------    -------------
Class A     (12.18)%    Class A      (8.83)%    Class A      (7.02)%    Class A (4.99)%
Class B     (12.53)     Class B      (9.46)     Class B      (7.78)     Class B (5.87)
Class C     (12.77)     Class C      (9.69)     Class C      (7.64)     Class C (5.98)
Class D     (12.76)     Class D      (9.68)     Class D      (7.90)     Class D (5.97)

These total returns have been computed from the commencement of investment operations date and incorporate the total return of Class A shares of the Fund from the commencement of investment operations date through the initial issuance dates of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those Classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns presented in this table do not reflect the effect of applicable sales charges.

                     [This page intentionally left blank]

Appendix A

SELIGMAN TIME HORIZON MATRIX ASSET CLASSES


Seligman Time Horizon Matrix is the result of extensive proprietary research by the Manager that examined the historical performance of different asset classes over different time periods. The Manager compared the performance of these various asset classes over a number of one-, five-, 10- and 20-year holding periods from 1950 to 2001 to assess the relative volatility of the asset classes over time. The asset classes are listed below. In performing its research, the Manager selected certain unmanaged indices as approximations for the respective asset classes. The unmanaged indices (in which investors cannot directly invest) used in the research are identified next to their respective asset classes.

US Small-Company Stocks: 1979-2001: Russell 2000; 1950-1978: Ibbotson Small Stock Index

US Medium-Company Stocks: 1979-2001: Russell Midcap Index; 1950-1978: Estimated as the midpoint between the total return for the Ibbotson Small Stock Index and the Standard & Poor's 500 Composite Stock Index (S&P 500)

US Large-Company Stocks: 1950-2001: S&P 500

International Small-Company Stocks: 1990-2001: Salomon Smith Barney EMI World ex. US; 1986-1989: NatWest Securities Ltd. (NWSL) Global ex. U.S. Smaller Companies Index; 1970-1985: Estimated as the difference between the Morgan Stanley Capital International (MSCI) Europe Australasia and Far East (EAFE) Index and the S&P 500, added to the Ibbotson Small Stock Index; 1950-1969:
Estimated as the Ibbotson Small Stock Index

Emerging Markets: 1988-2001: MSCI Emerging Markets Free Index; 1985-1987: IFC Global Emerging Composite; 1970-1984: Estimated as the difference between the MSCI EAFE Index and the S&P 500, added to the Ibbotson Small Stock Index; 1950-1969: Estimated as the Ibbotson Small Stock Index

International Large-Company Stocks: 1970-2001: MSCI EAFE Index; 1950-1969:
Estimated as the S&P 500

Investment Grade Fixed Income: 1973-2001: Lehman Brothers Government/Credit Bond Index; 1950-1972: Salomon Brothers Long-Term High Grade Corporate Bond Total Return Index.

High-Yield Corporate Bonds: 1981-2001: Credit Suisse First Boston High Yield Index II; 1950-1980: Salomon Brothers Long-Term High Grade Corporate Bond Total Return Index

US Government Bonds: Ibbotson Long-Term Goverment Bond Index. To the greatest extent possible, each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon, and whose returns did not reflect potential tax benefits, impaired negotiability, or special redemption or call privileges, was used

Appendix B


The chart below shows the High and Low average annual returns from January 1, 1950 to December 31, 2001 for US Small-Company Stocks, US Large-Company Stocks, US Corporate Bonds, US Government Bonds, and US Treasury Bills.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Different Time Horizons - Different Risks

           Small Company     Large Company
               Stocks           Stocks        Corporate Bonds    Gov't Bonds    Treasury Bills
          ----------------  ----------------  ---------------  ---------------  --------------
1 Year    (30.90)%  83.57%  (26.47)%  52.62%  (8.09)%  42.56%  (9.18)%  40.36%  0.86%  14.71%
5 Years   (12.25)%  39.80%   (2.36)%  28.55%  (2.22)%  22.51%  (2.14)%  21.62%  1.41%  11.12%
10 Years    3.20%   30.38%    1.24%   19.35%   1.00%   16.32%  (0.07)%  15.56%  1.87%   9.17%
20 Years    8.21%   20.33%    6.53%   17.87%   1.34%   12.13%   0.69%   12.09%  2.87%   7.72%
30 Years   12.05%   17.25%    9.44%   13.72%   2.78%    9.17%   2.13%    9.23%  4.00%   6.77%

Source: Figures derived from (C) Stocks, Bonds, Bills and Inflation 2001 Yearbook(TM), Ibbotson Associates, Chicago (annual update work by Roger G. Ibbotson and Rex A. Sinquefield). Total returns reflect the reinvestment of distributions, if any. Used with permission. All rights reserved.


The indices are comprised of the following: US Small-Company Stocks, Russell 2000 (1979-2001); Ibbotson Small Stock Index (1950-1978); US Large-Company
Stocks: Standard & Poor's 500 Composite Stock Index (S&P 500); US Corporate
Bonds: Salomon Brothers Long-Term High Grade Corporate Bond Total Return Index; US Government Bonds: Ibbotson Long-Term Government Bond Index; Treasury Bills:
Ibbotson One Bill Portfolio.


The returns of these unmanaged Indices, in which individuals cannot directly invest, reflect past performance and do not reflect the performance of any mutual fund, nor are they any representation of the future performance of mutual funds or common stocks. Also, keep in mind that the securities represented by the Indices involve widely varying degrees of income and growth potential and risk to investors. Rates on Treasury bills and Government bonds are fixed, and principal, if held to maturity, is guaranteed. Although common stocks have produced higher historical returns, they may be subject to greater risk than other types of investments. The stocks of smaller companies are subject to greater price fluctuation than the stocks of larger companies.

Appendix C

Seligman Time Horizon Matrix


Fund/Horizon                                  30     29     28     27     26     25     24     23     22     21     20     19
------------                                ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Seligman Frontier Fund.....................   3.0%   3.0%   3.0%   3.0%   3.0%   3.0%   3.0%   3.0%   3.0%   3.0%   3.0%   3.0%
Seligman Small-Cap Value Fund..............  13.0%  12.9%  12.8%  12.7%  12.6%  12.5%  12.4%  12.3%  12.2%  12.1%  12.0%  11.4%
Seligman Communications and
 Information Fund..........................  16.0%  15.4%  14.8%  14.2%  13.6%  13.0%  12.4%  11.8%  11.2%  10.6%  10.0%  10.0%
Seligman Capital Fund......................  22.0%  21.8%  21.6%  21.4%  21.2%  21.0%  20.8%  20.6%  20.4%  20.2%  20.0%  20.0%
Seligman Growth Fund.......................   3.0%   3.6%   4.2%   4.8%   5.4%   6.0%   6.6%   7.2%   7.8%   8.4%   9.0%   9.0%
Seligman Large-Cap Value Fund..............   3.0%   3.6%   4.2%   4.8%   5.4%   6.0%   6.6%   7.2%   7.8%   8.4%   9.0%   9.0%
Seligman Common Stock Fund.................   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%
Seligman Emerging Markets Fund.............  10.0%  10.0%  10.0%  10.0%  10.0%  10.0%  10.0%  10.0%  10.0%  10.0%  10.0%   9.5%
Seligman Global Smaller Companies Fund.....  25.0%  24.2%  23.4%  22.6%  21.8%  21.0%  20.2%  19.4%  18.6%  17.8%  17.0%  16.1%
Seligman Global Growth Fund................   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%
Seligman International Growth Fund.........   5.0%   5.5%   6.0%   6.5%   7.0%   7.5%   8.0%   8.5%   9.0%   9.5%  10.0%  10.0%
Seligman High-Yield Bond Series............   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   1.5%
Seligman Investment Grade Fixed
 Income Fund...............................   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.5%
Seligman U.S. Government Securities Series/
 Seligman Cash Management Fund.............   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%
                                            ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
  Total.................................... 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0%
                                            ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ======


Fund/Horizon                                  18
------------                                ------
Seligman Frontier Fund.....................   3.0%
Seligman Small-Cap Value Fund..............  10.8%
Seligman Communications and
 Information Fund..........................  10.0%
Seligman Capital Fund......................  20.0%
Seligman Growth Fund.......................   9.0%
Seligman Large-Cap Value Fund..............   9.0%
Seligman Common Stock Fund.................   0.0%
Seligman Emerging Markets Fund.............   9.0%
Seligman Global Smaller Companies Fund.....  15.2%
Seligman Global Growth Fund................   0.0%
Seligman International Growth Fund.........  10.0%
Seligman High-Yield Bond Series............   3.0%
Seligman Investment Grade Fixed
 Income Fund...............................   1.0%
Seligman U.S. Government Securities Series/
 Seligman Cash Management Fund.............   0.0%
                                            ------
  Total.................................... 100.0%
                                            ======


Seligman Time Horizon Matrix(SM) is an asset allocation framework, developed to help investors seek their specific financial goals. The Matrix is designed for investors seeking to create an asset class mix based on their time frame for achieving specific goals.

Seligman Harvester (SM PATENT PENDING) is a process designed to help investors maximize their income stream while seeking to conserve capital. The program involves determining "needs" and "wants" as a percentage of total investable assets, and guides investors through a strategy of income withdrawal and asset allocation specifically designed to seek to lower the risk of depleting their accumulated wealth too quickly.

  17     16     15     14     13     12     11     10     9      8      7      6      5      4      3      2      1    Harvester
------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ---------
  3.0%   3.0%   3.0%   3.0%   3.0%   3.0%   3.0%   3.0%   2.7%   2.4%   2.1%   1.8%   1.5%   1.2%   0.9%   0.6%   0.3%    0.0%
 10.2%   9.6%   9.0%   8.4%   7.8%   7.2%   6.6%   6.0%   5.4%   4.8%   4.2%   3.6%   3.0%   2.4%   1.8%   1.2%   0.6%    0.0%
 10.0%  10.0%  10.0%  10.0%  10.0%  10.0%  10.0%  10.0%   9.0%   8.0%   7.0%   6.0%   5.0%   4.0%   3.0%   2.0%   1.0%    0.0%
 20.0%  20.0%  20.0%  20.0%  20.0%  20.0%  20.0%  20.0%  19.0%  18.0%  17.0%  16.0%  15.0%  14.0%  13.0%  12.0%  11.0%   10.0%
  9.0%   9.0%   9.0%   9.0%   9.0%   9.0%   9.0%   9.0%   9.2%   9.4%   9.6%   9.8%  10.0%  10.2%  10.4%  10.6%  10.8%   11.0%
  9.0%   9.0%   9.0%   9.0%   9.0%   9.0%   9.0%   9.0%   9.2%   9.4%   9.6%   9.8%  10.0%  10.2%  10.4%  10.6%  10.8%   11.0%
  0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   1.1%   2.2%   3.3%   4.4%   5.5%   6.6%   7.7%   8.8%   9.9%   11.0%
  8.5%   8.0%   7.5%   7.0%   6.5%   6.0%   5.5%   5.0%   4.5%   4.0%   3.5%   3.0%   2.5%   2.0%   1.5%   1.0%   0.5%    0.0%
 14.3%  13.4%  12.5%  11.6%  10.7%   9.8%   8.9%   8.0%   7.2%   6.4%   5.6%   4.8%   4.0%   3.2%   2.4%   1.6%   0.8%    0.0%
  0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.5%   1.0%   1.5%   2.0%   2.5%   3.0%   3.5%   4.0%   4.5%    5.0%
 10.0%  10.0%  10.0%  10.0%  10.0%  10.0%  10.0%  10.0%  10.2%  10.4%  10.6%  10.8%  11.0%  11.2%  11.4%  11.6%  11.8%   12.0%
  4.5%   6.0%   7.5%   9.0%  10.5%  12.0%  13.5%  15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  15.0%   15.0%
  1.5%   2.0%   2.5%   3.0%   3.5%   4.0%   4.5%   5.0%   6.0%   7.0%   8.0%   9.0%  10.0%  11.0%  12.0%  13.0%  14.0%   15.0%
  0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   0.0%   1.0%   2.0%   3.0%   4.0%   5.0%   6.0%   7.0%   8.0%   9.0%   10.0%
------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------  ------
100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0%  100.0%
====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ======  ======


Seligman Time Horizon Matrix(SM) and Seligman Harvester(SM PATENT PENDING) are prepared using past performance of asset classes to construct model portfolios. Those model portfolios have inherent limitations in that they assume the future performance of the asset classes will, over the relevant periods, correlate to their past performance, and of course, past performance is no guarantee of future results. Furthermore, with regard to using the Funds, the Seligman Group of Funds or other funds of any other investment manager in seeking to follow Seligman Time Horizon Matrix(SM) and Seligman Harvester(SM PATENT PENDING), there is no assurance that the funds selected will actually correlate to the asset allocations that the investor is seeking to track and the performance of the funds selected may differ from the performance of those asset classes.

          Shares of the Funds and Underlying Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank.
    Shares are not insured by the Federal Deposit Insurance Corporation, the
     Federal Reserve Board, or any other government agency. In addition, an investment in the Funds and Underlying Funds involves investment risks, including the possible loss of principal.

For More Information

--------------------------------------------------------------------------------

     The following information is available without charge upon request: call toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US or access the internet site of J. & W. Seligman & Co. Incorporated, www.seligman.com.


     The Statement of Additional Information (SAI) contains additional information about the Funds and the prospectus for each Underlying Fund contains information about that Fund. The SAI and each prospectus for the Underlying Funds are on file with the Securities and Exchange Commission, or SEC, and are incorporated by reference into (and are legally part of) this Prospectus.

     Annual/Semi-Annual Reports contain additional information about each Fund's investments. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

--------------------------------------------------------------------------------

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

                       100 Park Avenue, New York, NY 10017

Information about the Funds, including the SAI, can be viewed and copied at the SEC's public reference room in Washington D.C. For information about the operation of the public reference room, call (202) 942-8090. The SAI, Annual/Semi-Annual Reports and other information about the Funds are also available on the Edgar database on the SEC's internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by electronic writing: securities and exchange commission, public reference section of the SEC, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER: 811-09545.

                  SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

                          Seligman Time Horizon 30 Fund
                          Seligman Time Horizon 20 Fund
                          Seligman Time Horizon 10 Fund
                             Seligman Harvester Fund

                       Statement of Additional Information

                                   May 1, 2002


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus, dated May 1, 2002 (the Prospectus), which covers the Seligman Time Horizon/Harvester Series (the Series), an asset allocation Series containing four separate funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund (collectively, the Funds). This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which you may obtain by writing or calling the Series at the above address or telephone numbers.

The financial statements and notes included in the Series' Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.

                                Table of Contents

     Series History................................................   2
     Description of the Series and its Investments and Risks.......   2
     Management of the Series......................................  12
     Control Persons and Principal Holders of Securities...........  17
     Investment Advisory and Other Services........................  20
     Brokerage Allocation and Other Practices......................  26
     Capital Stock and Other Securities............................  27
     Purchase, Redemption, and Pricing of Shares...................  28
     Taxation of the Series........................................  34
     Underwriters..................................................  35
     Calculation of Performance Data...............................  36
     Financial Statements..........................................  38
     General Information...........................................  38
     Appendix A ...................................................  39
     Appendix B ...................................................  41


THF1A

                                 Series History

Seligman Time Horizon/Harvester Series, Inc. was incorporated under the laws of the state of Maryland on August 4, 1999.

             Description of the Series and its Investments and Risks

Classification


Seligman Time Horizon/Harvester Series, Inc. is a diversified open-end management investment company, or mutual fund, which consists of four separate and distinct funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.


Investment Strategies and Risks

Each Fund seeks to achieve its objectives by investing in a combination of mutual funds for which J. & W. Seligman & Co. Incorporated (the Manager) either now acts or in the future will act as investment manager (the Underlying Funds). The Funds may also invest directly in US Government securities and short-term instruments. Because each Fund will invest a substantial portion of its assets in the Underlying Funds, each Fund's investment performance is directly related to the investment performance of the Underlying Funds in which it invests. The ability of a Fund to realize its investment objective(s) will depend upon the extent to which the Underlying Funds realize their objectives.

The investment objective(s) and policies of the Funds are similar to the investment objective(s) and policies of certain other mutual funds managed by the Manager. Although the investment objective(s) and policies may be similar, the investment results of the Funds may be higher or lower than the results of these other mutual funds.

Investment Strategies and Risks of the Underlying Funds. Each Underlying Fund has its own investment strategies and risks. The information provided below describes the types of instruments that one or more Underlying Funds may utilize in order to carry out its investment strategies, along with a summary of the risks presented by such instruments. Please note, however, that not every Underlying Fund is authorized under its investment objectives, strategies and policies to invest its assets in each of the instruments described below. Additionally, to the extent an Underlying Fund is authorized to invest in a particular instrument, the amount of the Underlying Fund's assets that may be so invested or the circumstances under which the investment in the instrument may be made may be restricted by the Underlying Fund's investment policies. References to an Underlying Fund below with respect to each type of instrument apply only to the extent that the particular Underlying Fund is authorized to invest in the instrument, subject to any such limitations or restrictions. A complete description of the types of instruments and related risks in which each Underlying Fund is permitted to invest is provided in each Underlying Fund's Prospectus and Statement of Additional Information, which are incorporated herein by reference and are available free of charge by telephoning 1-800-221-2450.


Convertible Bonds. Each Underlying Fund, other than Seligman Cash Management Fund, Seligman U.S. Government Securities Series and Seligman Investment Grade Fixed Income Fund, may purchase convertible bonds. Convertible bonds are convertible at a stated exchange rate or price into common stock. Before conversion, convertible securities are similar to non-convertible debt securities in that they provide a steady stream of income with generally higher yields than an issuer's equity securities. The market value of all debt securities, including convertible securities, tends to decline as interest rates increase and to increase as interest rates decline. In general, convertible securities may provide lower interest or dividend yields than non-convertible debt securities of similar quality, but they may also allow investors to benefit from increases in the market price of the underlying common stock. When the market price of the underlying common stock increases, the price of the convertible security tends to reflect the increase. When the market price of the underlying common stock declines, the convertible security tends to trade on the basis of yield, and may not depreciate to the same extent as the underlying common stock. In an issuer's capital structure, convertible securities are senior to common stocks. They are therefore of higher quality and involve less risk than the issuer's common stock, but the extent to which risk is reduced depends largely on the extent to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities for an Underlying Fund, the Manager evaluates such factors as economic and business conditions involving the issuer, future earnings growth potential of the issuer, potential for price appreciation of the underlying equity, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, and capability of management. In evaluating a convertible security, the Manager gives emphasis to the attractiveness of the underlying common stock and the capital appreciation opportunities that the convertible security presents. Convertible securities can be callable or redeemable at the issuer's discretion, in which case the Manager would be forced to seek alternative investments.

Debt securities convertible into equity securities may be rated as low as CC by Standard & Poor's Rating Service (S&P) or Ca by Moody's Investors Service, Inc. (Moody's). Debt securities rated below investment grade (frequently referred to as "junk bonds") often have speculative characteristics and will be subject to greater market fluctuations and risk of loss of income and principal than higher-rated securities. A description of credit ratings and risks associated with lower-rated debt securities is set forth in Appendix A to this Statement of Additional Information. The Manager does not rely on the ratings of these securities in making investment decisions but performs its own analysis, based on the factors described above, in light of the Underlying Fund's investment objectives.


Derivatives. Each Underlying Fund, other than Seligman Cash Management Fund, U.S Government Securities Series and Seligman Investment Grade Fixed Income Fund, may invest in derivatives only for hedging or investment purposes. An Underlying Fund will not invest in derivatives for speculative purposes, i.e., where the derivative investment exposes the Underlying Fund to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.


A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. An Underlying Fund will not invest in a specific type of derivative without prior approval from its Board of Directors, after consideration of, among other things, how the derivative instrument serves the Underlying Fund's investment objective, and the risk associated with the investment. The only types of derivatives in which the Underlying Funds are currently permitted to invest, as described more fully below, are forward foreign currency exchange contracts, put options, and rights and warrants.


Forward Foreign Currency Exchange Contracts. Each Underlying Fund, other than Seligman Cash Management Fund, Seligman U.S. Government Securities Series and Seligman Investment Grade Fixed Income Fund, will generally enter into forward foreign currency exchange contracts to fix the US dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or to hedge the US dollar value of securities it owns. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into.


An Underlying Fund may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the US dollar. In this case the contract would approximate the value of some or all of the Underlying Fund's securities denominated in such foreign currency. Under normal circumstances, the Manager will limit forward currency contracts to not greater than 75% of an Underlying Fund's position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Underlying Fund. Under extraordinary circumstances, the Underlying Fund's Manager may enter into forward currency contracts in excess of 75% of an Underlying Fund's position in any one country as of the date the contract is entered into. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, an Underlying Fund may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The Underlying Fund's Manager will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of an Underlying Fund and its ability to purchase additional securities.

Except as set forth above and immediately below, an Underlying Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's securities or other assets denominated in that currency. An Underlying Fund, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Underlying Fund's securities or other assets denominated in that currency provided the excess amount is "covered" by cash and/or liquid, high-grade debt securities, denominated in any currency, having a value at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies.

However, the Manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Underlying Fund will be served.

At the maturity of a forward contract, an Underlying Fund may either sell the security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

As indicated above, it is impossible to forecast with absolute precision the market value of the Underlying Fund's securities at the expiration of the forward contract. Accordingly, it may be necessary for an Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Underlying Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the Underlying Fund's security if its market value exceeds the amount of foreign currency an Underlying Fund is obligated to deliver. However, an underlying Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If an Underlying Fund retains the security and engages in offsetting transactions, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Underlying Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Underlying Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Each Underlying Fund's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. An Underlying Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Underlying Fund's Manager. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Fund at one rate, while offering a lesser rate of exchange should the Underlying Fund desire to resell that currency to the dealer.


Put Options. Each Underlying Fund, other than Seligman Cash Management Fund, Seligman High-Yield Bond Fund and Seligman Investment Grade Fixed Income Fund, may purchase put options in an attempt to provide a hedge against a decrease in the market price of an underlying security held by an Underlying Fund. An Underlying Fund will not purchase options for speculative purposes. Purchasing a put option gives an Underlying Fund the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. This hedge protection is provided during the life of the put option since an Underlying Fund, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, an Underlying Fund will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.


Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, an Underlying Fund would let the option expire resulting in a reduced profit on the underlying security equal to the cost of the put option premium and transaction costs.

When an Underlying Fund purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Underlying Fund, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. The cost of the put option is limited to the premium plus commission paid. An Underlying Fund's maximum financial exposure will be limited to these costs.

An Underlying Fund may purchase both listed and over-the-counter put options. An Underlying Fund will be exposed to the risk of counterparty nonperformance in the case of over-the-counter put options.

An Underlying Fund's ability to engage in option transactions may be limited by tax considerations.


Rights and Warrants. Each Underlying Fund, other than Seligman Cash Management Fund, Seligman U.S. Government Securities Series. Seligman High-Yield Bond Fund and Seligman Investment Grade Fixed Income Fund, may invest in common stock rights and warrants believed by the Manager to provide capital appreciation opportunities. Common stock rights and warrants received as part of a unit or attached to securities purchased (i.e., not separately purchased) are not included in each Underlying Fund's investment restrictions regarding such securities.


Foreign Securities. Each Underlying Fund, other than Seligman U.S. Government Securities Series, may invest in foreign securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a US company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than in the US. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.

By investing in foreign securities, an Underlying Fund will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the US. The Manager believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. Global diversification reduces the effect that events in any one country will have on the entire investment portfolio. Of course, a decline in the value of an Underlying Fund's investments in one country may offset potential gains from investments in another country.

Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and there can be no assurance that the Underlying Fund's foreign investments will present less risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about US issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the US. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of an Underlying fund are uninvested and no return is earned thereon and may involve a risk of loss to an Underlying Fund. Foreign securities markets may have substantially less volume than US markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation, (in which case an Underlying Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of an Underlying Fund, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgement in a court outside the United States.

Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

The economies of individual emerging countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.


Investments in foreign securities will usually be denominated in foreign currencies, and an Underlying Fund may temporarily hold cash in foreign currencies. Specifically, the Seligman Investment Grade Fixed Income Fund may invest a substantial portion of its total assets in US dollar-denominated fixed-income securities of foreign issuers, including foreign corporations, governments or their agencies or instrumentalities; however, it may invest only up to 10% of its total assets in fixed-income securities of US and foreign issuers denominated in foreign currencies. The value of an Underlying Fund's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the US dollar, changes in foreign currency and US dollar exchange rates and exchange control regulations. The Underlying Fund may incur costs in connection with conversions between various currencies. An Underlying Fund's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities and the resulting amount, if any, to be distributed to shareholders by the Underlying Fund. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).


Depositary Receipts. Depositary Receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. American Depositary Receipts (ADRs), which are traded in dollars on US exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. European Depositary Receipts (EDRs) are typically traded in Europe. Global Depositary Receipts
(GDRs) are typically traded in both Europe and the United States. Depositary Receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities trade in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the US, and therefore, the import of such information may not be reflected in the market value of such instruments.

IIliquid Securities. Each Underlying Fund, other than Seligman Cash Management Fund and Seligman U.S. Government Securities Series, may invest in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. Certain restricted securities can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Underlying Fund's Board of Directors or Trustees may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to an Underlying Fund's limitation on illiquid securities. Should the Board of Directors or Trustees make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in an Underlying Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Money Market Instruments. Each of the Underlying Funds, other than Seligman Cash Management Fund, which intends to invest primarily in the money market instruments described below and the U.S. Government Securities

Series, which intends to invest substantially all of its assets in US Government Obligations, may invest a portion of their assets in the following money market instruments:

US Government Obligations. US Government Obligations are obligations issued or guaranteed as to both principal and interest by the US Government or backed by the full faith and credit of the US, such as US Treasury Bills, securities issued or guaranteed by a US Government agency or instrumentality, and securities supported by the right of the issuer to borrow from the US Treasury.

Bank Obligations. Bank obligations include US dollar-denominated certificates of deposit, banker's acceptances, fixed time deposits and commercial paper of domestic banks, including their branches located outside the US, and of domestic branches of foreign banks. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the US.

Commercial Paper and Short-Term Corporate Debt Securities. Commercial paper and short-term debt securities include short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest US bank holding companies in terms of assets.

Mortgage-Related Securities.

Mortgage Pass-Through Securities. Each Underlying Fund may invest in mortgage pass-through securities. Mortgage pass-through securities include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, and commercial banks. Such securities provide a "pass-through" of monthly payments of interest and principal made by the borrowers on their residential mortgage loans (net of any fees paid to the issuer or guarantor of such securities). Although the residential mortgages underlying a pool may have maturities of up to 30 years, a pool's effective maturity may be reduced by prepayments of principal on the underlying mortgage obligations. Factors affecting mortgage prepayments include, among other things, the level of interest rates, general economic and social conditions and the location and age of the mortgages. High interest rate mortgages are more likely to be prepaid than lower-rate mortgages; consequently, the effective maturities of mortgage-related obligations that pass-through payments of higher-rate mortgages are likely to be shorter than those of obligations that pass-through payments of lower-rate mortgages. If such prepayment of mortgage-related securities in which an Underlying Fund invests occurs, the Underlying Fund may have to invest the proceeds in securities with lower yields.

The Government National Mortgage Association (GNMA) is a US Government corporation within the Department of Housing and Urban Development, authorized to guarantee, with the full faith and credit of the US Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed residential mortgages. These securities entitle the holder to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments. Other government-related issuers of mortgage-related securities include the Federal National Mortgage Association
(FNMA), a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development but owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation (FHLMC), a corporate instrumentality of the US Government created for the purpose of increasing the availability of mortgage credit for residential housing that is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates (PCs), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US Government. Pass-through securities issued by FNMA are backed by residential mortgages purchased from a list of approved seller/servicers and are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the US Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through securities based on pools of conventional residential mortgage loans. Securities created by such non-governmental issuers may offer a higher rate of interest than government-related securities; however, timely payment of interest and principal may or may not be supported by insurance or guarantee arrangements, and there can be no assurance that the private issuers can meet their obligations.

Collateralized Mortgage Obligations. Seligman U.S. Government Securities Series may invest in Collateralized Mortgage Obligations (CMOs), which may include certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs). CMOs are fixed-income securities collateralized by pooled mortgages and separated into short-, medium-, and long-term positions (called tranches). Tranches pay different rates of interest depending upon their maturity. CMOs may be collateralized by (a) pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veteran's Affairs, (c) unsecuritized conventional Mortgages, (d) other mortgage related securities or (e) any combination thereof.

Each tranche of a CMO is issued at a specific coupon rate and has a stated maturity. As the payments on the underlying mortgage loans are collected, the CMO issuer generally pays the coupon rate of interest to the holders of each tranche. In a common structure referred to as a "Pay" CMO, all scheduled and unscheduled principal payments generated by the collateral, as loans are repaid or prepaid, go initially to investors in the first tranches. Investors in later tranches do not start receiving principal payments until the prior tranches are paid in full. Sometimes, CMOs are structured so that the prepayment and/or market risks are transferred from one tranche to another.

Most CMOs are issued by Federal agencies. However, the only CMOs backed by the full faith and credit of the US Government are CMOs collateralized by pass-through securities guaranteed by GNMA. All CMOs are subject to reinvestment risk; that is, as prepayments on the underlying pool of mortgages increase, the maturity of the tranches in the CMO will decrease. As a result, an Underlying Fund may have to invest the proceeds that were invested in such CMOs in securities with lower yields. Factors affecting reinvestment risk include the level of interest rates, general economic and social conditions and the location and age of the mortgages.


Stripped Mortgage-Backed Securities. Seligman Investment Grade Fixed Income Fund, Inc. may invest in stripped mortgage-backed securities, which are generally structured in two classes that receive different portions of interest and principal payments on the underlying collateral or, in some cases, receive only the interest portion of the cash flow ("interest only" securities or "IOs") or only the principal portion ("principal only" securities or "POs"). The cash flows and yields on IO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity and market value of IOs. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may experience the loss of interest income, an adverse impact on the value of the IO and failure to recoup all or a portion of its initial purchase price, even though the IO may be rated in the highest category for investment grade fixed-income securities. POs are subject to the risk of slower than anticipated principal payments, which would have the economic effect of lengthening the maturity of these instruments and thereby reducing their return relative to comparable fixed-income securities. Stripped mortgage-backed securities may be illiquid because they lack an established secondary trading market.

Repurchase Agreements. Each Underlying Fund may hold cash or cash equivalents and may enter into repurchase agreements with respect to securities; normally repurchase agreements relate to money market obligations backed by the full faith and credit of the US Government. Repurchase agreements are transactions in which an investor (e.g., an Underlying Fund) purchases a security from a bank, recognized securities dealer, or other financial institution and simultaneously commits to resell that security to such institution at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement thus involves the obligation of the bank or securities dealer to pay the agreed upon price on the date agreed to, which obligation is in effect secured by the value of the underlying security held by the Underlying Fund. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Although repurchase agreements carry certain risks not associated with direct investments in securities, each Underlying Fund intends to enter into repurchase agreements only with financial institutions believed to present minimum credit risks in accordance with guidelines established by the Manager of each Underlying Fund. The creditworthiness of such institutions will be reviewed and monitored under the general supervision of the Board of Directors. An Underlying Fund will invest only in repurchase agreements collateralized in an amount at least equal at all times to the purchase price plus accrued interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods.

When-Issued and Forward Commitment Securities. Seligman U.S. Government Securities Series, Seligman High-Yield Bond Fund and Seligman Investment Grade Fixed Income Fund, may purchase securities on a when-issued or forward commitment basis. Settlement of such securities transactions (i.e., delivery of securities and payment of purchase price) normally takes place within 45 days after the date of the commitment to purchase.


At the time an Underlying Fund enters into such a commitment both payment and interest terms will be established prior to settlement; there is a risk that prevailing interest rates on the settlement date will be greater than the interest rate terms established at the time the commitment was entered into. When-issued and forward commitment securities are subject to changes in market value prior to settlement based upon changes, real or anticipated, in the level of interest rates or creditworthiness of the issuer. If an Underlying Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or forward commitment basis, the market value of that Underlying Fund's assets may fluctuate more than otherwise would be the case. For this reason, accounts for each Underlying Fund will be established with the Underlying Fund's custodian consisting of cash and/or liquid high-grade debt securities equal to the amount of each Underlying Fund's when-issued or forward commitment obligations; these accounts will be valued each day and additional cash and/or liquid high-grade debt securities will be added to an account in the event that the current value of the when-issued or forward commitment obligations increases. When the time comes to pay for when-issued or forward commitment securities, an Underlying Fund will meet its respective obligations from then available cash flow, sale of securities held in the separate account, sale of other securities, or from the sale of the when-issued or forward commitment securities themselves (which may have a value greater or less than an Underlying Fund's payment obligations). Sale of securities to meet when-issued and forward commitment obligations carries with it a greater potential for the realization of capital gain or loss.

Short Sales. Each of Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund may sell securities short "against the box." A short sale "against-the-box" is a short sale in which the Underlying Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issue as, and equal in amount to, the securities sold short. To effect a short sale, the Underlying Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Underlying Fund will be obligated to replace the borrowed security. The Underlying Fund will realize a gain if the borrowed security declines in price between the date of the short sale and the date on which the Underlying Fund replaces the security. The Underlying Fund will incur a loss if the price of the borrowed security increases between those dates. Additionally, the Underlying Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box. Short selling involves a risk of losses to the Underlying Fund and may exaggerate the volatility of the Underlying Fund's investment portfolio.

Lending of Portfolio Securities. Each of the Underlying Funds may lend portfolio securities to broker/dealers, banks or other institutional borrowers, provided that securities loaned by each of the Underlying Funds may not exceed 33 1/3% of each Underlying Fund's total assets taken at market value. The Underlying Funds will not lend portfolio securities to any institutions affiliated with the Underlying Fund. The borrower must maintain with the Underlying Fund's custodian bank cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Underlying Fund an amount equal to any dividends or interest paid on the securities. The lending Underlying Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the Underlying Funds will generally be short-term. Loans are subject to termination at the option of the lending Underlying Fund or the borrower. The lending Underlying Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The lending Underlying Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The lending of portfolio securities may involve certain risks such as: (1) an increase in the market value of the borrowed securities without a corresponding increase in the value of the posted collateral might result in an imbalance in value between the borrowed securities and the collateral; (2) in the event the borrower sought protection under the Federal bankruptcy laws, repayment of the borrowed securities to an Underlying Fund might be delayed; and (3) the borrower might refuse to repay the borrowed securities. The Underlying Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the lending Underlying Fund is insufficient to replace the loaned securities. Each Underlying Fund may lend portfolio securities to the extent that the Manager deems appropriate in seeking to achieve an Underlying Fund's investment objective and with only a prudent degree of risk.

Seligman Cash Management Fund will not lend more than 25% of the value of its total assets, and it is not intended that payments received on account of interest paid on securities loaned will exceed 10% of the annual gross income of this Underlying Fund without offset for realized short-term capital losses, if any. This Underlying Fund has not loaned any portfolio securities to date.


Borrowing. Except as noted below, the Underlying Funds may borrow money only from banks for temporary or emergency purposes (but not for the purpose of purchasing portfolio securities) in an amount not to exceed the following percentages of the value of the Underlying Fund's total assets: 5% for the Seligman International Growth Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Cash Management Fund and Seligman Investment Grade Fixed Income Fund; 10% for Seligman Frontier Fund and Seligman Emerging Markets Fund; and 15% for the Seligman U.S. Government Securities Series and Seligman High-Yield Bond Fund. In addition, the Seligman Frontier Fund, Seligman High-Yield Bond Series, Seligman U.S. Government Securities Series, Seligman Large-Cap Value Fund, Seligman Small-Cap Value Fund and Seligman Emerging Markets Fund will not purchase additional portfolio securities if such Underlying Funds have outstanding borrowings in excess of 5% of the value of their total assets.


Seligman Common Stock Fund, Seligman Growth Fund, Seligman Large-Cap Value Fund, and Seligman Small-Cap Value Fund may from time to time borrow money for temporary or emergency purposes, and may invest such funds in additional securities. Seligman Capital Fund and Seligman Communications and Information Fund may from time to time borrow money in order to purchase securities. Borrowings may be made only from banks and each of these Underlying Funds may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing, or pledge more than 10% (15% for the Seligman Growth Fund, Seligman Large-Cap Value Fund, and Seligman Small-Cap Value Fund) of its total assets, taken at cost, to secure the borrowing.

Current asset value coverage of three times any amount borrowed by the respective Underlying Fund is required at all times. Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will reduce the Underlying Fund's net investment income in any given period. Any gain in the value of securities purchased with money borrowed to an amount in excess of amounts borrowed plus interest would cause the net asset value of the Underlying Fund's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased to an amount below the amount borrowed plus interest would cause the net asset value to decrease more than would otherwise be the case.

Except as otherwise specifically noted above, the investment strategies of each Underlying Fund are not fundamental and an Underlying Fund, with the approval of its Board of Directors, may change such strategies without the vote of a majority of the Underlying Fund's outstanding voting securities.

Fund Policies

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. Each Fund's policies cannot be changed except by vote of a majority of its outstanding voting securities. Under these policies, each Fund may not:

- Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended and supplemented;

- Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the US Government and its agencies and instrumentalities);

-    Make investments for the purpose of exercising control or management;

- Purchase or sell real estate, except that a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

- Make loans, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time; and except that a Fund may lend cash to any other mutual fund (or series thereof) in the Seligman Group to the extent permitted by any order that may be obtained from the SEC relating to borrowing and lending among mutual funds in the Seligman Group;

- Issue senior securities to the extent such issuance would violate applicable law;

- Borrow money, except that a Fund may (i) borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) borrow up to an additional 5% of its total assets for temporary purposes (iii) obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) purchase securities on margin to the extent permitted by applicable law and (v) borrow cash from any other mutual fund (or series thereof) in the Seligman Group to the extent permitted by any order that may be obtained from the SEC relating to borrowing and lending among mutual funds in the Seligman Group. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies;

- Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;

- Purchase or sell commodities or contracts on commodities, except to the extent a Fund may do so in accordance with applicable law and the Prospectus and this Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

For a description of the fundamental investment restrictions of the Underlying Funds, please see "Fund Policies" in each Underlying Fund's Statement of Additional Information, which are incorporated herein by reference and are available free of charge by telephoning 1-800-221-2450.

Each Fund may not change its investment objective without shareholder approval.

Under the Investment Company Act of 1940 (1940 Act), a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.


Under Rule 35d-1(a)(2)(ii) and (a)(3)(iii) of the 1940 Act, Seligman Investment Grade Fixed Income Fund may also not change its investment strategy of investing at least 80% of its net assets in investment grade fixed-income securities without first providing notice to shareholders, as provided under Rule 35d-1(c) of the 1940 Act, at least 60 days prior to such change. This policy is not fundamental.


Temporary Defensive Position

In an attempt to respond to adverse market, economic, political, or other conditions, each Fund may invest up to 100% of its assets either directly (or through the Seligman Cash Management Fund or the Seligman U.S. Government Securities Series) in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Each Fund's investments in foreign cash equivalents will be limited to those that, in the opinion of the Manager, equate generally to the standards established for US cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Portfolio Turnover

Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities (i.e., the Underlying Funds and individual US Government securities) for the year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration dates at the time of acquisition were one year or less are excluded from the calculation.

Each Fund's portfolio turnover rate is not expected to exceed 100% annually. Because the Manager expects to reallocate each Fund's assets among the Underlying Funds, US Government securities and short-term instruments on a semi-annual basis (if a Fund's allocation with respect to a particular Underlying Fund is outside the allocation range for such Underlying Fund on the semi-annual reallocation date), the portfolio turnover rates for the Funds may be high in comparison to other mutual funds. In addition, the Funds indirectly bear the expenses associated with portfolio turnover of the Underlying Funds, a number of which have fairly high portfolio turnover rates (i.e., in excess of 100%). High portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Shareholders in the Funds may also bear expenses directly or indirectly through sales of securities held by the Funds and the Underlying Funds which result in realization of ordinary income or taxable gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

                            Management of the Series

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Series.

Management Information


Information with respect to Directors and officers of the Series is shown below. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.



                             Term of                                                                Number of           Other
                              Office                                                               Portfolios       Directorships
                               and                                                                   in Fund      Held By Director
                            Length of                                                                Complex        Not Disclosed
Name, (Age), Position(s)       Time       Principal Occupation(s) During Past 5 Years and Other     Overseen       Under Principal
        With Fund            Served*                         Information                           by Director      Occupation(s)
        ---------            -------                         -----------                           -----------      -------------
---------------------------------------------------------------------------------------------------------------------------------
                                                         INDEPENDENT DIRECTORS
                                                       -------------------------
John R. Galvin (72)       1999 to Date    Dean Emeritus, Fletcher School of Law and Diplomacy at        61               None
Director                                  Tufts University; Director or Trustee of each of the
                                          investment companies of the Seligman Group of Funds**;
                                          Chairman Emeritus, American Council on Germany;
                                          Director, Raytheon Co., defense and commercial
                                          electronics, National Defense University and the
                                          Institute for Defense Analyses.  Formerly, Director,
                                          USLIFE Corporation, life insurance; Governor of the
                                          Center for Creative Leadership; Ambassador, U.S. State
                                          Department for negotiations in Bosnia; Distinguished
                                          Policy Analyst at Ohio State University and Olin
                                          Distinguished Professor of National Security Studies at
                                          the United States Military Academy.  From June 1987 to
                                          June 1992, he was the Supreme Allied Commander, Europe
                                          and the Commander-in-Chief, United States European
                                          Command.

Alice S. Ilchman (67)     1999 to Date    President Emeritus, Sarah Lawrence College; Director          61               None
Director                                  or Trustee of each of the investment companies of the
                                          Seligman Group of Funds**; Director, Jeannette K.
                                          Watson Fellowship; Trustee, the Committee for Economic
                                          Development; Director, Public Broadcasting Service
                                          (PBS); and Court of Governors, London School of
                                          Economics. Formerly, Chairman, The Rockefeller
                                          Foundation, charitable foundation; Trustee, The Markle
                                          Foundation, philanthropic organization; and Director,
                                          New York Telephone Company and International Research
                                          and Exchange Board, intellectual exchanges.

                             Term of                                                                Number of           Other
                              Office                                                               Portfolios       Directorships
                               and                                                                   in Fund      Held By Director
                            Length of                                                                Complex        Not Disclosed
Name, (Age), Position(s)       Time       Principal Occupation(s) During Past 5 Years and Other     Overseen       Under Principal
        With Fund            Served*                         Information                           by Director      Occupation(s)
        ---------            -------                         -----------                           -----------      -------------
---------------------------------------------------------------------------------------------------------------------------------
                                                         INDEPENDENT DIRECTORS
                                                       -------------------------
Frank A. McPherson (69)   1999 to Date    Retired Chairman of the Board and Chief Executive             61               None
Director                                  Officer of Kerr-McGee Corporation, diversified energy
                                          company; Director or Trustee of each of the investment
                                          companies of the Seligman Group of Funds**; Director,
                                          Conoco Inc, oil and gas exploration and production,
                                          Intergis Health, owner of various hospitals, BOK
                                          Financial, bank holding company, Oklahoma Chapter of
                                          the Nature Conservancy, Oklahoma Medical Research
                                          Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma
                                          City Public Schools Foundation and Oklahoma Foundation
                                          for Excellence in Education. Formerly, Chairman,
                                          Oklahoma City Chamber of Commerce, Intergis Health and
                                          Oklahoma City Public Schools Foundation; Director,
                                          Kimberly-Clark Corporation and the Federal Reserve
                                          System's Kansas City Reserve Bank; and Member of the
                                          Business Roundtable.

John E. Merow (72)        1999 to Date    Retired Chairman and Senior Partner, Sullivan &               61               None
Director                                  Cromwell, law firm; Director or Trustee of each of the
                                          investment companies of the Seligman Group of
                                          Funds**;Director, Commonwealth Industries, Inc.,
                                          manufacturers of aluminum sheet products, the Foreign
                                          Policy Association, Municipal Art Society of New York,
                                          the U.S. Council for International Business and New
                                          York-Presbyterian Hospital; Vice Chairman, New
                                          York-Presbyterian Healthcare System, Inc.; and Member
                                          of the American Law Institute and Council on Foreign
                                          Relations.

Betsy S. Michel (59)      1999 to Date    Attorney; Director or Trustee of each of the                  61               None
Director                                  investment companies of the Seligman Group of Funds**;
                                          Trustee, The Geraldine R. Dodge Foundation, charitable
                                          foundation and World Learning, Inc. Formerly, Chairman
                                          of the Board of Trustees of St. George's School
                                          (Newport, RI) and Director, the National Association
                                          of Independent Schools (Washington, DC).

James C. Pitney (75)      1999 to Date    Retired Partner, Pitney, Hardin, Kipp & Szuch, law            61               None
Director                                  firm; Director or Trustee of each of the investment
                                          companies of the Seligman Group of Funds**. Formerly,
                                          Director, Public Service Enterprise Group, public
                                          utility.

Leroy C. Richie (60)      2000 to Date    Chairman and Chief Executive Officer, Q Standards             60               None
Director                                  Worldwide, Inc., library of technical standards;
                                          Director or Trustee of each of the investment
                                          companies of the Seligman Group of Funds** (except
                                          Seligman Cash Management Fund, Inc.); Director,
                                          Kerr-McGee Corporation, diversified energy company and
                                          Infinity, Inc., oil and gas services and exploration;
                                          Chairman, Highland Park Michigan Economic Development
                                          Corp; Trustee, New York University Law Center
                                          Foundation; and Vice Chairman, Detroit Medical Center.
                                          Formerly, Chairman and Chief Executive Officer,
                                          Capital Coating Technologies, Inc., applied coating
                                          technologies; and Vice President and General Counsel,
                                          Automotive Legal Affairs, Chrysler Corporation.

                             Term of                                                                Number of           Other
                              Office                                                               Portfolios       Directorships
                               and                                                                   in Fund      Held By Director
                            Length of                                                                Complex        Not Disclosed
Name, (Age), Position(s)       Time       Principal Occupation(s) During Past 5 Years and Other     Overseen       Under Principal
        With Fund            Served*                         Information                           by Director      Occupation(s)
        ---------            -------                         -----------                           -----------      -------------
---------------------------------------------------------------------------------------------------------------------------------
                                                         INDEPENDENT DIRECTORS
                                                       -------------------------
James Q. Riordan (74)     1999 to Date    Director or Trustee of each of the investment                 61               None
Director                                  companies of the Seligman Group of Funds**; Director
                                          or Trustee, The Houston Exploration Company, oil
                                          exploration, The Brooklyn Museum, KeySpan Corporation,
                                          diversified energy and electric company and the
                                          Committee for Economic Development. Formerly,
                                          Co-Chairman of the Policy Council of the Tax
                                          Foundation; Director, Tesoro Petroleum Companies,
                                          Inc., Dow Jones & Company, Inc., a business and
                                          financial news company and Public Broadcasting Service
                                          (PBS); Director and President, Bekaert Corporation,
                                          high-grade steel cord, wire and fencing products; and
                                          Vice Chairman, Exxon Mobil Corporation, petroleum and
                                          petrochemicals company.

Robert L. Shafer (69)     1999 to Date     Retired Vice President, Pfizer Inc., pharmaceuticals;        61               None
Director                                   Director or Trustee of each of the investment
                                           companies of the Seligman Group of Funds**. Formerly,
                                           Director, USLIFE Corporation, life insurance.

James N. Whitson (67)     1999 to Date    Retired Executive Vice President and Chief Operating          61               None
Director                                  Officer, Sammons Enterprises, Inc., a diversified
                                          holding company; Director or Trustee of each of the
                                          investment companies of the Seligman Group of Funds**;
                                          Director, C-SPAN, cable television networks and
                                          CommScope, Inc., manufacturer of coaxial cable.

                                               INTERESTED DIRECTORS AND PRINCIPAL OFFICERS
                                               -------------------------------------------

William C. Morris*** (64) 1999 to Date    Chairman, J. & W. Seligman & Co. Incorporated,                61               None
Director, Chairman of                     Chairman and Chief Executive Officer of each of the
the Board and Chief                       investment companies of the Seligman Group of Funds**;
Executive Officer                         Chairman, Seligman Advisors, Inc. and Seligman
                                          Services, Inc.; Chairman, Carbo Ceramics Inc.,
                                          manufacturer of ceramic proppants for oil and gas
                                          industry; and Director, Seligman Data Corp. and
                                          Kerr-McGee Corporation, a diversified energy company.
                                          Formerly, Director, Daniel Industries Inc.,
                                          manufacturer of oil and gas metering equipment.

Brian T. Zino*** (49)     1999 to Date    Director and President, J. & W. Seligman & Co.                61               None
Director and President                    Incorporated; President of each of the investment
                                          companies of the Seligman Group of Funds (with the
                                          exception of Seligman Quality Municipal Fund, Inc. and
                                          Seligman Select Municipal Fund, Inc.) and Director or
                                          Trustee of each of the investment companies of the
                                          Seligman Group of Funds**; Director, Seligman
                                          Advisors, Inc. and Seligman Services, Inc.; Chairman,
                                          Seligman Data Corp.; Member of the Board of Governors
                                          of the Investment Company Institute; and Vice
                                          Chairman, ICI Mutual Insurance Company.

Charles W. Kadlec (56)    1999 to Date    Managing Director, J. & W. Seligman & Co. Incorporated        N/A              N/A
Vice President and                        and Chief Investment Strategist for Seligman Advisors.
Portfolio Manager                         Mr. Kadlec is the architect of several investment
                                          strategies, chief among them Seligman Time Horizon
                                          Matrix, which is based on an investor's time horizon
                                          to reaching goals, and Harvesting a Lifetime of
                                          Savings, a strategy addressing the unique concerns
                                          facing retirees.

                             Term of                                                                Number of           Other
                              Office                                                               Portfolios       Directorships
                               and                                                                   in Fund      Held By Director
                            Length of                                                                Complex        Not Disclosed
Name, (Age), Position(s)       Time       Principal Occupation(s) During Past 5 Years and Other     Overseen       Under Principal
        With Fund            Served*                         Information                           by Director      Occupation(s)
        ---------            -------                         -----------                           -----------      -------------
---------------------------------------------------------------------------------------------------------------------------------
                                                         INDEPENDENT DIRECTORS
                                                       -------------------------
Thomas Rose (44)          2000 to Date    Senior Vice President, Finance, J. & W. Seligman & Co.        N/A              N/A
Vice President                            Incorporated, Seligman Advisors, Inc. and Seligman
                                          Data Corp.; Vice President of each of the investment
                                          companies of the Seligman Group of Funds** and of
                                          Seligman Services, Inc. and Seligman International,
                                          Inc. Formerly, Treasurer of each of the investment
                                          companies of the Seligman Group of Funds and of
                                          Seligman Data Corp.

Lawrence P. Vogel (45)     V.P.: 1999     Senior Vice President and Treasurer, Investment               N/A              N/A
Vice President and          to Date       Companies, J. & W. Seligman & Co. Incorporated; Vice
Treasurer                 Treas.: 2000    President and Treasurer of each of the investment
                            to Date       companies of the Seligman Group of Funds** and of
                                          Seligman Data Corp. Formerly, Senior Vice President,
                                          Finance, J. & W. Seligman & Co. Incorporated, Seligman
                                          Advisors, Inc., Seligman International, Inc. and
                                          Seligman Data Corp.; Vice President, Seligman
                                          Services, Inc.; and Treasurer, Seligman International,
                                          Inc. and Seligman Henderson Co.

Frank J. Nasta (37)       1999 to Date    General Counsel, Senior Vice President, Law and               N/A              N/A
Secretary                                 Regulation and Corporate Secretary, J. & W. Seligman &
                                          Co. Incorporated; Secretary, of each of the investment
                                          companies of the Seligman Group of Funds**; and
                                          Corporate Secretary, Seligman Advisors, Inc., Seligman
                                          Services, Inc., Seligman International, Inc. and
                                          Seligman Data Corp. Formerly, Corporate Secretary,
                                          Seligman Henderson Co.

------------
* Each Director serves for an indefinite term, until the election and qualification of his successor or until his earlier death, resignation or removal. Each officer is elected annually by the Board.

** The Seligman Group of Funds consists of twenty-three registered investment companies.

*** Mr. Morris and Mr. Zino are considered "interested persons" of the Fund, as defined in the 1940 Act, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

The standing committees of the Board include the Board Operations Committee, Audit Committee and Director Nominating Committee. These Committees are comprised solely of Directors who are not "interested" persons of the Funds as that term is defined in the 1940 Act. The duties of these Committees are described below.

Board Operations Committee. This Committee has authority generally to direct the operations of the Board, including the nomination of members of other Board Committees and the selection of legal counsel for the Corporation. The Committee met five times during the year ended December 31, 2001. Members of the Committee are Messrs. Riordan (Chairman), Galvin, McPherson, Merow, Pitney, Richie, Shafer and Whitson, and Dr. Ilchman and Ms. Michel.

Audit Committee. This Committee recommends the independent public accountants for selection as auditors by the Board annually. In addition, the Committee assists the Board in its oversight of the Fund's financial reporting process and operates pursuant to a written charter. The Committee met twice during the year ended December 31, 2001. Members of the Committee are Messrs. Whitson (Chairman), Galvin, Merow, and Richie, and Ms. Michel.

Director Nominating Committee. This Committee selects and nominates persons for election as Directors by the Board. In addition, if a shareholder meeting is held where Directors are to be elected, the Committee will select and nominate persons for election as Directors at such shareholder meeting. The Committee will consider suggestions from shareholders submitted in writing to the Secretary of the Fund. The Committee met once during the year ended December 31, 2001. Members of the Committee are Messrs. Shafer (Chairman), Pitney, McPherson, and Riordan and Dr. Ilchman.

Beneficial Ownership of Shares

As of December 31, 2001, the Directors beneficially owned shares in the Fund and the Seligman Group of Funds as follows:

                                                                   Aggregate Dollar Range of
                             Dollar Range of Fund Shares        Shares Owned by Director in the
       Name                       Owned By Director                 Seligman Group of Funds
       ----                  ---------------------------        -------------------------------
                                INDEPENDENT DIRECTORS
                                ---------------------
John R. Galvin                           None                            $50,001-$100,000
Alice S. Ilchman                         None                             Over $100,000
Frank A. McPherson                       None                             Over $100,000
John E. Merow                            None                             Over $100,000
Betsy S. Michel                          None                             Over $100,000
James C. Pitney                          None                             Over $100,000
Leroy C. Richie                          None                            $10,001-$50,000
James Q. Riordan                         None                             Over $100,000
Robert L. Shafer                         None                             Over $100,000
James N. Whitson                         None                             Over $100,000

                                INTERESTED DIRECTORS
                                --------------------
William C. Morris                        None                             Over $100,000
Brian T. Zino                            None                             Over $100,000



Compensation


                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits          from Fund and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Fund                            from Fund (1)       Fund Expenses           to Directors (1)(2)
       ------------------                            -------------       -------------           -------------------
William C. Morris, Director and Chairman                 N/A                 N/A                         N/A
Brian T. Zino, Director and President                    N/A                 N/A                         N/A
John R. Galvin, Director                                $568                 N/A                     $94,500
Alice S. Ilchman, Director                               513                 N/A                      88,500
Frank A. McPherson, Director                             541                 N/A                      90,000
John E. Merow, Director                                  568                 N/A                      94,500
Betsy S. Michel, Director                                568                 N/A                      91,500
James C. Pitney, Director                                513                 N/A                      87,000
Leroy C. Richie, Director                                640                 N/A                      90,000
James Q. Riordan, Director                               513                 N/A                      87,000
Robert L. Shafer, Director                               486                 N/A                      85,500
James N. Whitson, Director                               568(3)              N/A                      93,000(3)



----------
(1)  For the year ending December 31, 2001.

(2)  The Seligman Group of Funds consists of twenty-three investment companies.

(3)  Deferred.

The Series has adopted a deferred compensation plan under which independent directors may elect to defer receiving their fees. A director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of any of the investment companies advised by the Manager, as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in each Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Series to Mr. Whitson as of December 31, 2001 was $4,184.

The Series may, but is not obligated to, purchase shares of the other funds in the Seligman Group of Funds to hedge its obligations in connection with the Series' deferred compensation plan.

Code of Ethics


The Manager, Seligman Advisors, and their subsidiaries and affiliates, and the Seligman Group of Funds have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by the Manager's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention, to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering, unless prior approval has been obtained from the Manager's Director of Compliance. The Code of Ethics also imposes a strict standard of confidentiality and requires investment team members to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

The Code of Ethics also prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days) and (3) each member of an investment team from profiting from short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged to a charitable organization.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through the Manager's order desk or through an authorized dealer or financial advisor designated by the Manager. All Employee personal securities transactions must be pre-cleared by the Manager's compliance department. The compliance department and the order desk maintain a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.


A copy of the Code of Ethics is on public file with, and is available upon request from, the Securities and Exchange Commission (SEC). You can access it through the SEC's Internet site, http://www.sec.gov.

               Control Persons and Principal Holders of Securities

Control Persons


As of April 5, 2002, there was no person or persons who controlled the Series, either through a significant ownership of shares or any other means of control.


Principal Holders


As of April 5, 2002, each of the following principal holders owned 5% or more of a Fund's Class of shares of capital stock then outstanding as follows:


                              Time Horizon 30 Fund
                              --------------------

                                                                                    Percentage of Total
                                                                                        Outstanding
                              Name and Address                           Class          Shares Held
                              ----------------                           -----          -----------
       State Street Bank & Trust Co Custodian FBO Evelyn R.
       Shellhammer, 2037 Trail Crest Lane #8, Saint Louis, MO  63122       A               7.63%

       State Street Bank & Trust Co Custodian FBO Otto Broeder III,
       20 Edwin Avenue, Saint Louis, MO  63122                             A               7.14%

       Karl and Sandra Dye, 1 Shady Moss Court, Saint Charles, MO
       63304                                                               A               6.31%

       State Street Bank & Trust Co Custodian FBO John Stopple, 2037
       Trail Crest Lane #8, Saint Louis, MO  63122                         A               5.75%

       Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO
       Customers, Attn. Fund Administration, 4800 Deer Lake Drive
       East, Jacksonville, FL  32246                                       B               6.04%

       AG Edwards & Sons Inc C/F Robert Sands IRA, 9221 S. Woodland
       Drive, Highlands Rch, CO  80126                                     C              19.46%

       AG Edwards & Sons Inc C/F Virginia Lutt IRA, 7125 Shoup Road,
       Colorado Springs, CO  80908-4077                                    C               6.17%

       Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO
       Customers, Attn. Fund Administration, 4800 Deer Lake Drive
       East, Jacksonville, FL  32246                                       D              38.75%

       RMC Dain Raucher FBO Northwest FU Systems Inc 401K Profit
       Sharing Plan, Attn: Burl French, PO Box 94, Kalispell, MT
       59903                                                               D              23.48%

       State Street Bank and Trust Co CUST Lancaster Mortgage
       Services Co, FBO Stacy Ohrel, 3831 Sterling Way, Columbia,
       PA  17512-9773                                                      D              13.02%

       Sterling Trust Company CFBO Wendover Housing Partners Inc,
       1380 Lawrence Street, Suite 1400, Denver, CO  80204                 D               8.44%



                              Time Horizon 20 Fund
                              --------------------
                                                                                    Percentage of Total
                                                                                        Outstanding
                              Name and Address                           Class          Shares Held
                              ----------------                           -----          -----------

       Sterling Trust Company CUST FBO Dagostino Building Blocks,
       Inc., 1380 Lawrence Street, Suite 1400, Denver, CO  80204           A               9.37%

       Lori J. Shaw, 4829 La Cruz Drive, La Mesa, CA  91941-4490           A               8.05%

       State Street Bank & Trust Co Custodian FBO Evelyn R.
       Shellhammer, 2037 Trail Crest Lane #8, Saint Louis, MO  63122       A               7.38%

       Wells Fargo Bank TTEE Faegre & Benson Retirement Trust, FBO
       Thomas Vollbrecht, 2200 Wells Fargo Ctr, 90 S. 7th Street,
       Minneapolis, MN  55402-3901                                         A               7.04%

       Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO
       Customers, Attn. Fund Administration, 4800 Deer Lake Drive
       East, Jacksonville, FL  32246                                       B              17.17%

       PaineWebber FBO Glenn Jaucian MD, 12205 Pleasant Prospect,
       Mitchellville, MD  20721                                            B               5.18%

       Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO
       Customers, Attn. Fund Administration, 4800 Deer Lake Drive
       East, Jacksonville, FL  32246                                       D              25.72%

       Judith Hofmayer, 15339 Via Simpatico, Rancho Santa Fe, CA
       92091                                                               D               8.51%

       RBC Dain Rauscher FBO Northwest Fu Systems Inc 401K Profit
       Sharing Plan, Attn: Burl French, PO Box 94, Kalispell, MT
       59903                                                               D               8.05%

       State Street Bank & Trust Co Custodian Lancaster Mortgage
       Services Co FBO Victor Kicera, 2834 Kissel Hill Rd., Lititz,
       PA  17543                                                           D               7.41%


                              Time Horizon 10 Fund
                              --------------------

                                                                                    Percentage of Total
                                                                                        Outstanding
                              Name and Address                           Class          Shares Held
                              ----------------                           -----          -----------

       John and Vivian Belanich, 525 Northern Blvd., Suite 300
       Great Neck, NY  11021                                               A               9.76%

       State Street Bank & Trust Co Custodian FBO Evelyn R.
       Shellhammer, 2037 Trail Crest Lane #8, Saint Louis, MO  63122       A               6.98%

       State Street Bank & Trust Co Custodian FBO Gerard Tatka, 604
       Blackhawk Road, Beaver Falls, PA  15010                             A               6.63%

       Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO
       Customers, Attn. Fund Administration, 4800 Deer Lake Drive
       East, Jacksonville, FL  32246                                       B              32.34%

       Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO
       Customers, Attn. Fund Administration, 4800 Deer Lake Drive
       East, Jacksonville, FL  32246                                       D              57.85%

       PaineWebber FBO William Epps, PO Box 3321, Weehawken, NJ
       07087-8154                                                          D               6.13%

       Resources Trust Company A/C William Halterman, PO Box 5900,
       Denver, CO  80217                                                   D               5.54%

                                 Harvester Fund
                                 --------------
                                                                                    Percentage of Total
                                                                                        Outstanding
                              Name and Address                           Class          Shares Held
                              ----------------                           -----          -----------

       State Street Bank and Trust Co CUST James Smith, 3057 Centre
       Rd., Riva, MD  21140                                                A              19.55%

       PaineWebber FBO Louis Chavez IRA, PO Box 3321, Weehawken, NJ
       07087-8154                                                          A              17.37%

       Donaldson Lufkin Jenrette Securities Corporation Inc., PO Box
       2052, FBO Customers, Jersey City, NJ  07303-9998                    A               8.32%

       US Clearing Corp, FBO Accounts, 26 Broadway, New York, NY
       10004-1798                                                          B              11.58%

       PaineWebber FBO Felix Lauron Trust, 14942 Riverside Drive,
       Apple Valley, CA  92307                                             B               9.62%

       First Clearing Corporation, A/C Stuiber Family Trust, 3905
       Ellington, Western Springs, IL  60558                               B               7.24%

       PaineWebber FBO Carole Bock, 1504 Christine Avenue, Anniston,
       AL  36207                                                           B               6.64%

       Dean Witter Reynolds C/F Darrel Itskin, PO Box 250 Church
       Street Station, New York, NY  43207-1874                            B               6.33%

       State Street Bank & Trust Co Custodian FBO Lawrence Sampson,
       4373 Cornell Way, Livermore, CA  94550-4906                         B               5.46%

       Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO
       Customers, Attn. Fund Administration, 4800 Deer Lake Drive
       East, Jacksonville, FL  32246                                       D              83.73%

Management Ownership


As of April 5, 2002, Directors and officers of the Series as a group did not own more than 1% of the outstanding shares of each Fund's Class A, B, C or D shares of capital stock then outstanding of the Series (except that the Directors and Officers of the Series as a group owned 4.06% of the the Time Horizon 20 Fund's Class A shares).


                     Investment Advisory and Other Services

Investment Manager


Subject to the control of the Series' Board of Directors, the Manager manages the investment of the assets of each Fund of the Series and administers its business and other affairs pursuant to a management agreement (the "Management Agreement"). The Manager also serves as investment manager to twenty-two other US registered investment companies which, together with the Series, make up the "Seligman Group of Funds." There are no other management-related service contracts under which services are provided to the Fund. No person or persons, other than the directors, officers or employees of the Manager and the Series, regularly advise the Series with respect to the Fund's investments.

The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris, Chairman of the Manager and Chairman of the Board of Directors and Chairman and C.E.O. of the Series, owns a majority of the outstanding voting securities of the Manager. See Appendix B for information regarding the history of the Manager.

All of the officers of the Series listed above are officers or employees of the Manager. Their affiliations with the Series and with the Manager are provided under their principal business occupations.

Each Fund pays the Manager a management fee for its services, calculated daily and payable monthly. The management fee is equal to .10% per annum of the Fund's average daily net asset value. In addition, each investor in a Fund will indirectly bear the management fee charged to the Fund by the Underlying Funds in which the Fund invests.

The Manager has contractually undertaken to reimburse each Fund's expenses or to waive its fee to the extent that the sum of the "management fee" plus "other expenses" (but not any 12b-1 fees) exceeds 0.50% per annum of the Fund's average daily net assets through December 31, 2003 and 0.75% per annum of the Fund's average daily net assets through December 31, 2010.

For the year ended December 31, 2001, the management fees for Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund and Harvester Fund, were $3,106, $8,075, $11,979 and $10,081, respectively, or .10% per annum, respectively, of each Fund's average daily net asset values. However, these amounts were waived by the Manager.

For the period ended December 31, 2000, the management fees for Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund and Harvester Fund, were $692, $2,104, $3,478 and $2,000, respectively, or .10% per annum, respectively, of each Fund's average daily net asset values. However, these amounts were waived by the Manager.

Each Fund pays all of its expenses other than those assumed by the Manager, including administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying their respective shares under Federal and State securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Series not employed by or serving as a director of the Manager or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. Certain expenses are allocated between each Fund in a manner determined by the Board of Directors to be fair and equitable.


The Management Agreement also provides that the Manager will not be liable to the Series for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Management Agreement was initially approved by the Board of Directors on November 18, 1999 and by the sole shareholder of each Fund of the Series on December 15, 1999. The Management Agreement will continue in effect until December 31, of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of each Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) the Manager shall not have notified the Series at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated with respect to any Fund, without penalty, on 60 days written notice to the Manager and will terminate automatically in the event of its assignment. Each Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of the Manager's business.

At the November 15, 2001 Board of Directors meeting, the Board unanimously approved the continuance of the Management Agreement. In preparation for the meeting, the Board requested and reviewed a wide variety of materials from the Manager, including extensive performance and expense information for other mutual funds compiled by third parties, and the Independent Directors conferred with their counsel at the meeting prior to voting. In their determinations with respect to continuance of the Management Agreement, the Board considered many factors, including, but not limited to: (1) the investment results achieved by the Manager for the Funds (including investment performance comparisons with other comparable investment companies and certain indices); (2) the nature and quality of the administrative services rendered by the Manager; (3) the payments received by the Manager and its affiliates from all sources involving each of the Funds and the other investment companies in the Seligman Group of Funds; (4) the costs borne by, and profitability of, the Manager and its affiliates in providing service of all types to the Funds and to the other investment companies in the Seligman Group; (5) information concerning the Funds' expense ratios and competitive industry fee structures and expense ratios, including, specifically, the relationship of each Fund's management fee rates to those typically paid by similar funds; (6) the Manager's policies and practices regarding allocation of portfolio transactions, including the use of brokers or dealers that provided research and other services to the Manager and the benefits derived from such services to the Funds and to the Manager; (7) portfolio turnover for the Funds and other comparable investment companies; (8) the Manager's willingness to consider and, when desirable, implement organizational and operational changes designed to improve investment results; and (9) the fall-out benefits which the Manager and its affiliates receive from the Manager's relationship to the Funds. In its deliberations, the Board did not identify any particular information that was all-important or controlling. Rather, the Board evaluated all information available to it and determined that the compensation paid to the Manager under the Management Agreement was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board (and each Director) considered relevant in the exercise of its (or such Director's) reasonable judgment.

Certain of the factors addressed by the Board in reaching its determination are discussed in more detail below.

Portfolio Performance. The Board of Directors considered the performance of the Funds as compared to the performance of other comparable mutual funds and as compared to appropriate securities indices. Directors also considered the nature and quality of the investment advice rendered by the Manager. In addition to the information received by the Directors in connection with the November 15, 2001 Board of Directors meeting, the Board receives detailed information related to performance of the Funds at each Board meeting during the year.

Expenses of the Fund. The Board also considered the management fee rate paid by the Funds to the Manager and the other expenses of the Funds, in comparison to both the quality of services provided and the fees and expenses of funds with similar characteristics.

Costs of Providing Service and Profitability. The Directors reviewed information concerning profitability of the Manager's investment advisory and investment company activities and its financial condition based on results for 2000 and 2001 (through September 30) and estimates for full-year 2001. The information considered by the Board of Directors included operating profit margin information for the Manager's investment company business alone (i.e., excluding results of its affiliates) and on a consolidated basis. The Board of Directors also reviewed profitability data and estimated profitability data for each of the investment companies of the Seligman Group of

Funds on a fund-by-fund basis. The Board of Directors reviewed certain assumptions and methods of allocation used by the Manager in preparing fund-specific profitability data. While the Manager believes that the methods of allocation used were reasonable, there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Manager's where each of the advisory products draws on, and benefits from, the pooled research of the organization.

Fall-Out Benefits. The Directors considered the services provided to the Funds and its shareholders by Seligman Services, Inc. (Seligman Services), an affiliate of the Manager, and the 12b-1 fees the Funds pay to Seligman Services in respect of shares of the Funds held in accounts for which there would not otherwise be a broker of record.


Principal Underwriter


Seligman Advisors, Inc. (Seligman Advisors), an affiliate of the Manager, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of each Fund of the Series and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of the Manager, which is itself an affiliated person of the Series. Those individuals identified above under "Management Information" as directors or officers of the Series and Seligman Advisors are affiliated persons of both entities.


Services Provided by the Investment Manager


Under the Management Agreement dated January 3, 2000, subject to the control of the Board of Directors, the Manager manages the investment of the assets of each Fund, including making purchases and sales of portfolio securities (i.e., the Underlying Funds, US Government Securities and short-term instruments) consistent with each Fund's investment objectives and policies, and administers its business and other affairs. The Manager provides the Series with such office space, administrative and other services and executive and other personnel as are necessary for Series operations. The Manager pays all of the compensation of directors of the Series who are employees or consultants of the Manager and of the officers and employees of the Series. The Manager also provides senior management for Seligman Data Corp., the Series' shareholder service agent.


Service Agreements

There are no other management-related service contracts under which services are provided to the Series.

Other Investment Advice


No person or persons, other than directors, officers, or employees of the Manager, regularly advise the Series with respect to each Fund's investments.


Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of each Fund, as set forth below:

Class A shares:

                                                                                   Regular Dealer
                                    Sales Charge           Sales Charge              Reallowance
                                     as a % of             as a % of Net              as a % of
Amount of Purchase               Offering Price(1)        Amount Invested          Offering Price
------------------               -----------------        ---------------          --------------
Less than $50,000                       4.75%                  4.99%                    4.25%
$50,000  -  $99,999                     4.00                   4.17                     3.50
$100,000  -  $249,999                   3.50                   3.63                     3.00
$250,000  -  $499,999                   2.50                   2.56                     2.25
$500,000  -  $999,999                   2.00                   2.04                     1.75
$1,000,000 and over(2)                   0                       0                        0

(1) "Offering Price" is the amount that you actually pay for each Fund's shares; it includes the initial sales charge.

Class C shares:

                                                                                   Regular Dealer
                                      Sales Charge          Sales Charge             Reallowance
                                        as a % of          as a % of Net              as a % of
Amount of Purchase                  Offering Price(1)     Amount Invested          Offering Price
------------------                  --------------        ---------------          --------------
Less than  $100,000                      1.00%                  1.01%                    1.00%
$100,000  -  $249,999                    0.50                   0.50                     0.50
$250,000  -  $1,000,000(2)                 0                      0                        0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.


Seligman Services is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the year ended December 31, 2001, Seligman Services received commissions from certain sales of shares of the Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund and Harvester Fund in the amounts of $85, $89, $432 and $50, respectively. For the year ended December 31, 2000, Seligman Services received commissions from certain sales of shares of the Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund and Harvester Fund in the amounts of $75, $284, $60 and $60, respectively.


Rule 12b-1 Plan

Each Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.


Under the 12b-1 Plan, each Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of such Fund's Class A, Class B, Class C and Class D shares, respectively. Payments by each Fund under its 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to the Fund's shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. The Manager, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that the Manager receives from each Fund, respectively. Payments made by each Fund under its 12b-1 Plan are intended to be used to encourage sales of shares of each Fund, as well as to discourage redemptions.


Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares of the Fund may not be used to pay expenses incurred solely in respect of any other class of the Fund, or any other Seligman mutual fund. Expenses attributable to more than one class of a Fund are allocated between the classes of the Fund in accordance with a methodology approved by the Series' Board of Directors. Expenses of distribution activities that benefit both a Fund and other Seligman mutual funds will be allocated among the applicable funds based on relative gross sales during the quarter in which such expenses are incurred, in accordance with a methodology approved by the Board.

Class A

Under the 12b-1 Plan, each Fund, with respect to its Class A shares, is authorized to pay quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of such Fund's Class A shares. These fees are used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Board of Directors. Each Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one year by Seligman Advisors with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from the Fund in any other year. If a Fund's 12b-1 Plan is terminated in respect of its Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class A shares. To avoid any duplication of 12b-1 fees, the 12b-1 fees to be paid by each class of a Fund will be reduced by an amount equal to the dollar amount of any 12b-1 fees paid by Underlying Funds in respect of shares owned by the Fund. The total amount paid to Seligman Advisors in respect of Class A shares of the Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund and Harvester Fund for the year ended December 31, 2001, net of 12b-1 fees paid by the Underlying Funds, was $62, $114, $111 and $86, respectively, equivalent to 0.01% per annum of each Fund's Class A shares average daily net assets.


Class B


Under the 12b-1 Plan, each Fund, with respect to its Class B shares, is authorized to pay monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund's Class B shares. The fee is comprised of (1) a distribution fee equal to .75% per annum, which is paid directly to one or more third parties, which have purchased Seligman Advisor's rights to this fee (the "Purchasers") to compensate them for having funded, at the time of sale of Class B shares of each Fund (i) a 4% sales commission to Service Organizations and (ii) a payment of up to .35% of sales to Seligman Advisors to help defray its costs of distributing Class B shares; and (2) a service fee of up to .25% per annum which is paid to Seligman Advisors. The service fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by Seligman Advisors or the Purchasers in any one year upon the initial purchase of Class B shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred in respect of Class B shares in one year to be paid from Class B 12b-1 fees received from the Fund in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. Seligman Advisors and the Purchasers are not reimbursed for expenses which exceed such fees. If a Fund's 12b-1 Plan is terminated in respect of its Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors or the Purchasers with respect to its Class B shares. To avoid any duplication of 12b-1 fees, the 12b-1 fees to be paid by each class of a Fund will be reduced by an amount equal to the dollar amount of any 12b-1 fees paid by Underlying Funds in respect of shares owned by the Fund. The total amount paid to Seligman Advisors in respect of Class B shares of the Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund and Harvester Fund for the year ended December 31, 2001, net of 12b-1 fees paid by the Underlying Funds, was $3,851, $8,127, $26,697 and $16,562, respectively, equivalent to .76% per annum of each Fund's Class B shares average daily net assets.


Class C


Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. The fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. To avoid any duplication of 12b-1 fees, the 12b-1 fees to be paid by each class of a Fund will be reduced by an amount equal to the dollar amount of any 12b-1 fees paid by Underlying Funds in respect of shares owned by the Fund. The total amount paid to Seligman Advisors in respect of Class C shares of the Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund and Harvester Fund for the year ended December 31, 2001, net of 12b-1 fees paid by the Underlying Funds, was $11,458, $31,999, $40,281 and $43,114, respectively, equivalent to .76% per annum of each Fund's Class C shares average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class C shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by Seligman

Advisors in respect of Class C shares in one year to be paid from Class C 12b-1 fees in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of December 31, 2001, Seligman Advisors incurred $15,577, $61,983, $93,556 and $120,922, respectively, of expenses in respect of Class C shares of Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund and Harvester Fund that were not reimbursed from the amounts received from the Funds 12b-1 Plans. These amounts are equal to 0.80%, 1.03%, 1.18% and 1.52%, respectively, of their net assets.


If the 12b-1 Plan is terminated in respect of Class C shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class C shares.

Class D


Under the 12b-1 Plan, each Fund, with respect to its Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund's Class D shares. The fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders of the Fund over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of a Fund. To avoid any duplication of 12b-1 fees, the 12b-1 fees to be paid by each class of a Fund will be reduced by an amount equal to the dollar amount of any 12b-1 fee paid by the Underlying Fund in respect of shares owned by the Fund. The total amount paid to Seligman Advisors in respect of Class D shares of the Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund and Harvester Fund for the year ended December 31, 2001, net of 12b-1 fees paid by the Underlying Funds, was $2,048, $6,222, $7,962 and $5,409, respectively, equivalent to .76% per annum of each Fund's Class D shares average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one year to be paid from Class D 12b-1 fees in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of December 31, 2001, Seligman Advisors incurred $3,010, $2,741, $3,045 and $13,661, respectively, of expenses in respect of Class D shares of Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund and Harvester Fund that were not reimbursed from the amounts received from the Funds 12b-1 Plans. These amounts are equal to 0.76%, 0.26%, 0.25% and 1.04%, respectively, of their net assets.


If the 12b-1 Plan is terminated in respect of Class D shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class D shares.


Payments made by the Series under its 12b-1 Plan for the year ended December 31, 2001, were spent on the following activities in the following amounts:



                 Time Horizon 30 Fund          Class A      Class B*      Class C       Class D
                 --------------------          -------      --------      -------       -------
Compensation to underwriters                     $-0-         $ -0-       $9,621        $1,630
Compensation to broker/dealers                     62            37        1,837           418
Other*                                            -0-         3,814          -0-           -0-

                 Time Horizon 20 Fund          Class A      Class B*      Class C       Class D
                 --------------------          -------      --------      -------       -------
Compensation to underwriters                     $-0-          $-0-      $27,796        $4,636
Compensation to broker/dealers                    114            42        4,203         1,586
Other*                                            -0-         8,085          -0-           -0-

                 Time Horizon 10 Fund          Class A      Class B*      Class C       Class D
                 --------------------          -------      --------      -------       -------

Compensation to underwriters                    $ -0-       $ -0-         $36,959        $6,224
Compensation to broker/dealers                    111            44         3,322         1,738
Other*                                           -0-         26,653          -0-           -0-

                    Harvester Fund             Class A      Class B*      Class C       Class D
                    --------------             -------      --------      -------       -------

Compensation to underwriters                    $ -0-         $ -0-        $39,204      $4,930
Compensation to broker/dealers                    86            112          3,910         479
Other*                                           -0-         16,450          -0-           -0-

* Payment is made to the Purchasers to compensate them for having funded at the time of sale payments to broker/dealers and underwriters.


The 12b-1 Plans were approved on November 18, 1999 by the Board of Directors of the Series, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Series and who have no direct or indirect financial interest in the operation of the 12b-1 Plans or in any agreement related to the 12b-1 Plans (the Qualified Directors) and by the sole shareholder of each Fund on December 15, 1999. The 12b-1 Plans will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Series, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plans may not be amended to increase materially the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of the Class. If the amount payable in respect of Class A shares under the 12b-1 Plans is proposed to be increased materially, the Fund will either (1) permit holders of Class B shares to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the 12b-1 Plans as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the 12b-1 Plans may be made except by a majority of both the Directors and Qualified Directors.

The 12b-1 Plans require that the Treasurer of the Series shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Series be made by such disinterested Directors.


Seligman Services acts as the broker/dealer of record for shareholder accounts of the Series that do not have a designated financial advisor and receives compensation from each Fund pursuant to its 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the year ended December 31, 2001, Seligman Services received distribution and service fees pursuant to the 12b-1 Plan of Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund and Harvester Fund, in the amounts of $143, $519, $182 and $88, respectively. For the period ended December 31, 2000, Seligman Services received distribution and service fees pursuant to the 12b-1 Plan of Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund and Harvester Fund, in the amounts of $100, $99, $70 and $66, respectively.


                    Brokerage Allocation and Other Practices

Brokerage Transactions


To the extent that any Fund invests directly in US Government Securities or short-term instruments, the Manager will seek the most favorable price and execution in the purchase and sale of such securities. When two or more of the investment companies in the Seligman Group or other investment advisory clients of the Manager desire to buy or sell these same securities at the same time, the securities purchased or sold are allocated by the Manager in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

Fixed-income securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. To the extent the Funds invest directly in US Government Securities or short-term instruments, the Funds will engage in transactions with these dealers or deal directly with the issuers. Prices paid to dealers generally include a "spread," i.e., the difference between the prices at which a dealer is willing to purchase or to sell the security at that time. The Management Agreement recognizes that in the purchase and sale of such securities, the Manager will seek the most favorable price and execution and, consistent with that policy, may give consideration for research, statistical and other services furnished by dealers to the Manager for its use in connection with its services to the Funds as well as to other clients.


In over-the-counter markets, the Series deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. Each Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which the Series' directors and/or officers are affiliated.


For the year ended December 31, 2001, the Funds did not pay brokerage commissions to others for execution, research and statistical services.


Commissions

To the extent that the Funds invest their assets in Underlying Funds, the Funds will not pay any commissions for purchases and sales. Each Fund, however, will bear a portion of the commissions paid by the Underlying Funds in which it invests in connection with the purchase and sale of portfolio securities.

Brokerage Selection


Consistent with seeking the most favorable price and execution when buying or selling US Government securities and short-term instruments, the Manager may give consideration to the research, statistical, and other services furnished by brokers or dealers to the Manager for its use, as well as the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by the Manager to be beneficial to a Fund. In addition, the Manager is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis although the use of such brokers may result in a higher brokerage charge to the Series than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to the Manager in connection with its services to clients other than the Series.


Directed Brokerage


During the year ended December 31, 2001, neither the Series or the Manager, through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, directed any of its brokerage transactions to a broker because of research services provided.


Regular Broker-Dealers


During the year ended December 31, 2001, the Series did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.


                       Capital Stock and Other Securities

Capital Stock


The Directors of the Series are authorized to issue, create and classify shares of capital stock in separate funds without further action by shareholders. Shares of capital stock of each Fund have a par value of $.001 and are divided into four classes, designated as Class A common stock, Class B common stock, Class C common stock and Class D common stock. Each share of a Fund's Class A, Class B, Class C and Class D common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Series has adopted a Plan (Multiclass
Plan) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. Shares have non-cumulative voting rights for the election of directors. Each outstanding share will be fully paid and non-assessable, and freely transferable. There are no preferential liquidation, conversion or prescriptive rights.


Other Securities

The Series has no authorized securities other than the above-mentioned common stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A


Purchase Price. Class A shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Employee and Family Member Sales Charge Reductions. Class A shares of each Fund of the Series may be issued without a sales charge to present and former directors, trustees, officers, employees (and their family members) of the Funds, the other investment companies in the Seligman Group, and the Manager and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Funds. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.


Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:


Volume Discounts are provided if the total amount being invested in Class A shares of a Fund alone, or in any combination with Class A shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of a Fund and Class A shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of Class A shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of Class A shares of Seligman Cash Management Fund which were acquired through an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the Prospectus. The value of the Class A shares owned, including the value of Class A shares of Seligman Cash Management Fund acquired in an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through an authorized dealer or financial advisor or directly with Seligman Advisors; however, this applies only if Seligman Advisors is notified by an investor or an authorized dealer or financial advisor of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of a Fund that the letter states the investor intends to purchase plus the total net asset value of Class A shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of Class A shares of Seligman Cash Management Fund which were acquired through an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

Persons Entitled to Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a director or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by the Series, to receive in bulk and to distribute to each participant on a timely basis the Series prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Series 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.


Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Series may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Series' shares. Sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. However, Section 403(b) plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees.

Sales to eligible employee benefit plans must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Series' shareholder service agent. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.


Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Series' shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Series' shares;


(6) to accounts of financial institutions or authorized dealers or investment advisors that charge account management fees, provided the Manager or one of its affiliates has entered into an agreement with respect to such accounts;


(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Series;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or pursuant to a "fund of funds" arrangement;

(9)  to certain "eligible employee benefit plans" as discussed above;


(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by the Manager, or to their directors or trustees; and


(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.


CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge due to a purchase of $1,000,000 or more either alone or through a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. Other available reductions will not be subject to a 1% CDSC. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e., pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.


See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class B

Class B shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class B shares are subject to a CDSC if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase                                         CDSC
--------------------                                         ----
Less than 1 year ..........................................   5%
1 year or more but less than 2 years ......................   4%
2 years or more but less than 3 years .....................   3%
3 years or more but less than 4 years .....................   3%
4 years or more but less than 5 years .....................   2%
5 years or more but less than 6 years .....................   1%
6 years or more ...........................................   0%

Approximately eight years after purchase, Class B shares will convert automatically to Class A shares. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of a Fund are exchanged for Class B shares of another Seligman mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of each Fund exercising the exchange privilege will continue to be subject to such Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of each Fund acquired by exchange will be subject to such Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the Seligman mutual fund from which the exchange has been made.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, plus an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class C shares do not automatically convert to Class A shares after eight years.

Class D

Class D shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class D shares do not automatically convert to Class A shares after eight years.

Systematic Withdrawals. Class B, Class C and Class D shareholders of each Fund who reinvest both their dividends and capital gain distributions to purchase additional shares of each Fund, respectively, may use the Fund's Systematic Withdrawal Plan to withdraw up to 12%, 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B, Class C and Class D shares of each Fund of the Series (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Series;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program; and

(7) on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, trustee fees, wire fees or courier fees) not to exceed $25.00 per occurrence.

If, with respect to a redemption of any Class A, Class B, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.


Payment in Securities. In addition to cash, the Series may accept securities in payment for Series' shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Series does not presently intend to accept securities in payment for its shares. Generally, the Series will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if the Manager determines that the offered securities are a suitable investment for the Series and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Series would not accept securities with a value of less than $100,000 per issue in payment for shares. The Series may reject in whole or in part offers to pay for Series' shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Series' shares at any time without notice. The Series will not accept restricted securities in payment for shares. The Series will value accepted securities in the manner provided for valuing portfolio securities of the Series. Any securities accepted by the Series in payment for Series' shares will have an active and substantial market and have a value which is readily ascertainable.

Offering Price

When you buy or sell shares of each Fund, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.


NAV per share of each class of a Fund (including the Underlying Funds (Class A shares only)) is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class of a Fund and Underlying Fund is computed by dividing such class's share of the value of the net assets of the Fund or Underlying Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of a Fund and Underlying Fund, including the management fee paid by the Funds or the Underlying Funds, are accrued daily and taken into account for the purpose of determining their respective NAVs. The NAV of Class B, Class C and Class D shares of the Funds will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares.


The Underlying Funds owned by the Funds are valued at their respective net asset values. Each Underlying Fund's portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available, including restricted securities, are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Premiums received on the sale of call options will be included in the net asset value, and the current market value of the options sold by each Underlying Fund will be subtracted from its net asset value.

Short-term obligations of the Funds and Underlying Funds with less than 60 days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than 60 days remaining to maturity will be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value.

Generally, trading in foreign securities, as well as US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the shares of each Fund and Underlying Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.

For purposes of determining the net asset value per share of each Underlying Fund, all assets and liabilities initially expressed in foreign currencies will be converted into US dollars at the mean between the bid and offer prices of such currencies against US dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

For more information on the valuation of the securities held in each Underlying Fund's portfolio, including the valuation of individual US Government securities and short-term instruments held by the Funds, please see "Pricing of Fund Shares" in each Underlying Fund's Prospectus (Seligman U.S. Government Securities Series' Prospectus and Seligman Cash Management Fund's Prospectus for individual US Government securities and short-term instruments) which are incorporated herein by reference and are available free of charge by telephoning 1-800-221-2450.

Specimen Price Make-Up


Under the current distribution arrangements between the Series and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class B and Class D shares are sold at NAV(2). Using each Class's NAV at December 31, 2001, the maximum offering price of the Fund's shares is as follows:

                                                                                Time Horizon            Time Horizon
                                                                                30 Fund                 20 Fund
                                                                                -------                 -------
Class A
     Net asset value per share..............................................      $5.51                   $5.59
     Maximum sales charge (4.75% of offering price)........................         .27                     .28
                                                                                  -----                   -----
     Offering price to public...............................................      $5.78                   $5.87
                                                                                  =====                   =====

Class B
     Net asset value and offering price per share(2) .......................      $5.43                   $5.48
                                                                                  =====                   =====

Class C
     Net asset value per share..............................................      $5.43                   $5.48
     Maximum sales charge (1.00% of offering price(1)).....................         .05                     .06
                                                                                  -----                   -----
     Offering price to public...............................................      $5.48                   $5.54
                                                                                  =====                   =====

Class D
     Net asset value and offering price per share(2) .......................      $5.43                   $5.48
                                                                                  =====                   =====

                                                                                Time Horizon            Harvester
                                                                                10 Fund                 Fund
                                                                                -------                 ----
Class A
     Net asset value per share..............................................      $5.55                   $5.31
     Maximum sales charge (4.75% of offering price)........................         .28                     .26
                                                                                  -----                   -----
     Offering price to public...............................................      $5.83                   $5.57
                                                                                  =====                   =====

Class B
     Net asset value and offering price per share(2) .......................      $5.50                   $5.31
                                                                                  =====                   =====

Class C
     Net asset value per share..............................................      $5.50                   $5.31
     Maximum sales charge (1.00% of offering price(1)).....................         .06                     .05
                                                                                  -----                   -----
     Offering price to public..............................................       $5.56                   $5.36
                                                                                  =====                   =====

Class D
     Net asset value and offering price per share(2) .......................      $5.50                   $5.31
                                                                                  =====                   =====


----------
(1) In addition to the front-end sales charge of 1.00%, Class C shares are subject to a 1% CDSC if you redeem your shares with in 18 months of purchase.

(2) Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind


The procedures for selling Series' shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities of the Funds and/or the Underlying Funds is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which make the disposal by the Funds and/or Underlying Funds of their shares impracticable or it is not reasonably practicable for the Funds and/or the Underlying Funds to fairly determine the value of its net assets; or (iii) such other periods as ordered by the Securities and Exchange Commission for the protection of Fund's shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                             Taxation of the Series

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, each Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent designated as derived from a Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Series will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received. Individual shareholders generally will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Series' capital gains from property held for more than one year.

Any gain or loss realized upon a sale or redemption of shares in each Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of each Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of such Fund.


In determining gain or loss on shares of each Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Options offered by the Series. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Options.


Each Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned. However, based on its distribution policy, each Fund reasonably expects to avoid this excise tax. Furthermore, dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances.


Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Series is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Series may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Series may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any of its undistributed dividends and capital gain distributions. The Series also reserves the right to close any account which does not have a certified taxpayer identification number.

                                  Underwriters

Distribution of Securities


The Series and Seligman Advisors are parties to a Distributing Agreement dated January 3, 2000, as amended August, 1, 2001, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Series. Seligman Advisors accepts orders for the purchase of the Series' shares, which are offered continuously. As general distributor of the Series' shares, Seligman Advisors allows reallowances to all dealers on sales of Class A shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.

Total initial sales charges paid by shareholders of Class A shares and Class C shares of Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund and Harvester Fund for the year ended December 31, 2001 amounted to $34,559, $78,159, $126,718 and $86,122, respectively, of which $2,680, $4,434, $8,454 and
$3,180, respectively, was retained by Seligman Advisors.


Total initial sales charges paid by shareholders of Class A shares and Class C shares of Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund and Harvester Fund for the period ended December 31, 2000 amounted to $17,491, $39,413, $43,832 and $46,266, respectively, of which $1,086, $2,045, $3,508 and
$3,208, respectively, was retained by Seligman Advisors.

Compensation


Seligman Advisors, which is an affiliated person of the Manager, which is an affiliated person of the Series, received the following commissions and other compensation from each Fund during the period ended December 31, 2001:



                               Net Underwriting        Compensation on
                                Discounts and          Redemptions and
                                 Commissions             Repurchases
                             (Class A and Class C     (CDSC on Class A,
                                Sales Charges        Class C and Class D      Brokerage           Other
   Fund                           Retained)            Shares Retained)      Commissions     Compensation(1)
   ----                           ---------            ----------------      -----------     ---------------
   Time Horizon 30 Fund            $2,680                 $1,174                $-0-               $  809
   Time Horizon 20 Fund             4,434                  4,029                 -0-                2,275
   Time Horizon 10 Fund             8,454                  5,951                 -0-                4,851
   Harvester Fund                   3,180                  7,327                 -0-                3,646

(1) Seligman Advisors has sold its rights to collect the distribution fees paid by each Fund in respect of Class B shares and any CDSC imposed on redemptions of Class B shares to the Purchasers in connection with an arrangement discussed above under "Rule 12b-1 Plan." In connection with this arrangement, Seligman Advisors receives payments from the Purchasers based on the value of Class B shares sold. Such payments received for the year ended December 31, 2001 are reflected in the table.


Other Payments


Seligman Advisors shall pay authorized dealers or investment advisors, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; ..50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.


Seligman Advisors shall also pay authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and ..25% of sales from $5 million and above. The fees in the two preceding paragraphs are not duplicative, e.g., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan.


Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data


The Funds may quote performance data in various ways. All performance information supplied by the Funds in advertising is historical and past performance is not indicative of future investment results. The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

Performance Calculations

Performance quoted in advertising reflects any change in price per share, assumes the reinvestment of dividends and capital gain distributions and may or may not include the effect of a Class's initial maximum sales charge and/or contingent deferred sales charge (CDSC), as applicable. Such performance may be quoted as a percentage or as a dollar amount, may be calculated over any time period and may be presented in a table, graph or similar illustration. Excluding applicable sales charges from a performance calculation produces a higher performance figure than if such sales charges were included in the calculation.

Average annual total returns are calculated by determining the growth or decline in the value of a hypothetical investment in the Fund over a stated period, and then calculating the annual rate required for this hypothetical investment to grow to the amount that would have been received upon a redemption at the end of such period (i.e., the average annual compound rate of return). Cumulative total returns reflect the simple change in the value of a hypothetical investment in the Fund over a stated period.

Historical Investment Results

The performance of the Funds presented below is through December 31, 2001:



                              Average Annual Total Returns            Cumulative Total
                              ----------------------------             Return Since       Value of Initial
                               1 Year         Since Inception(1)       Inception(1)        Investment (2)
                               ------         ------------------       ------------        --------------
                                            Time Horizon 30 Fund
                                            --------------------
Class A                       (11.85)%             (12.19)%               (22.64)%            $773.61
Class B                       (12.69)              (12.31)                (22.85)              771.49
Class C                       (10.06)              (11.13)                (20.80)              792.00
Class D                        (9.19)              (10.69)                (20.02)              799.78

                                            Time Horizon 20 Fund
                                            --------------------
Class A                       (13.78)%             (11.52)%              (21.47)%             $785.29
Class B                       (14.67)              (11.79)               (21.95)               780.45
Class C                       (12.07)              (10.60)               (19.86)               801.37
Class D                       (11.25)              (10.16)               (19.08)               809.22

                                            Time Horizon 10 Fund
                                            --------------------
Class A                       (14.95)%             (11.22)%              (20.95)%             $790.53
Class B                       (15.58)              (11.45)               (21.35)               786.54
Class C                       (13.15)              (10.09)               (18.95)               810.47
Class D                       (12.22)               (9.77)               (18.38)               816.20

                                               Harvester Fund
                                               --------------
Class A                       (18.73)%             (12.21)%              (22.69)%             $773.12
Class B                       (19.24)              (12.40)               (23.02)               769.81
Class C                       (16.88)              (11.22)               (20.95)               790.49
Class D                       (15.99)              (10.77)               (20.15)               798.49



(1) Commencement of investment operations for Class A shares was January 10, 2000. Class A returns were computed from the commencement of investment operations. Class B, C and D shares were offered to the public on January 10, 2000, but were first issued at various later dates. Total returns from Class B, C and D shares of the Fund have been computed from the commencement of investment operations and incorporate the total return of Class A shares of the Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C and D shares from their individual initial issuance dates would be different, and may be lower, than those shown above.

(2) The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales charge or CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment.

The average annual returns quoted above were computed by (1) assuming a hypothetical initial investment of $1,000 at the beginning of the periods specified, (2) subtracting the maximum initial sales charge of 4.75% for Class A shares and 1.00% for Class C shares and (3) assuming that all of the dividends and capital gains distributions paid by each Fund's Classes, if any, were reinvested over the relevant periods. It was then assumed that at the end of the one-year period and the period since inception, the entire amount was redeemed, subtracting the applicable CDSC. The average annual total returns were then determined by calculating the rate required for the initial investment to grow to the amount that would have been received upon redemption (income and capital).

The cumulative total returns for each Class of shares of the Funds shown above was calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified; subtracting the maximum sales charge for Class A and Class C shares; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class B, Class C and Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.

Other Information


From time to time, reference may be made in advertisements, sales literature or other promotional material (collectively, "Promotional Material") to performance information, including mutual fund rankings prepared by independent reporting services which monitor the performance of mutual funds, including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc. In calculating the total return of each Fund's Class A, Class B, Class C, and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid, but does not take into account applicable sales charges. Morningstar's rankings are calculated using a fund's average annual returns for a certain period and a risk factor that reflects a fund's performance relative to three-month Treasury Bill monthly returns. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund for 3-, 5-, and 10-year periods and, on an overall basis, based on weighted-average of those periods. Ratings are not absolute and do not represent future performance results.

Each Fund's Promotional Material may disclose (i) the top ten holdings included in the Fund's portfolio holdings, (ii) market sectors and statistical data describing portfolio composition, (iii) discussions of general economic or financial principals, (iv) discussions of general economic trends, (v) descriptions of investment strategies for each Fund (vi) descriptions or comparisons of various savings and investment products, which may not include a Fund and (vii) comparisons of investment products (including a Fund) with relevant market or industry indices or appropriate benchmarks. Each Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the future performance of the Fund.

From time to time, each Fund's Promotional Materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, US Treasury bills, bonds, large-cap stocks, and small-cap stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of US Treasury obligations, backed by the full faith and credit of the US Treasury.


Each Fund's Promotional Material may make reference to a Fund's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of a Fund, as compared to that of the overall market. Standard deviation measures how widely the Fund's performance has varied from its average performance, and is an indicator of the Fund's potential for volatility. Alpha measures the difference between the returns of a Fund and the returns of the market, adjusted for volatility.


Each Fund may also refer in Promotional Material to selections from editorials or articles about the Fund, including reprints of comments, listings and columns in the financial and other press, the sources of which include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.


                              Financial Statements


The Series' Annual Report to Shareholders for the year ended December 31, 2001 contains schedules of investments of the Funds as of December 31, 2001, as well as certain other financial information as of December 31, 2001. The financial statements and notes included in the Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. This Report will be furnished without charge to investors who request copies of this SAI.


                               General Information

Custodian. State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian of the Series. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset value for each Fund of the Series.

Auditors. Deloitte & Touche, LLP, independent auditors, have been selected as auditors of the Series. Their address is Two World Financial Center, New York, New York 10281.

                                   APPENDIX A

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)
DEBT SECURITIES

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment ability of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced.

Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICE (S&P)
DEBT SECURITIES

AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Debt issues rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Debt issues rated A are regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt issues rated BBB are regarded as having an adequate capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. Incorporated. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

....Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

....1900-1910

o    Helps Congress finance the building of the Panama Canal.

....1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

....1920s

o Participates in hundreds of successful underwritings including those for some of the country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.


o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, and one of its oldest.


....1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

....1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

....1950-1989

o Develops new open-end investment companies. Today, manages more than 60 mutual fund portfolios.

o Helps pioneer state-specific municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle with fifteen portfolios offered through variable annuity and variable life insurance products.

....1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Global Fund Series, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.

o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture-capital investing.



....2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.

o Launches Seligman New Technologies Fund II, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including up to 50% in venture capital investing.

....2001

o Launches Seligman Tax-Aware Fund, Inc., an innovative mutual fund seeking to maximize after-tax returns.

o Launches Seligman Investment Grade Fixed Income Fund, Inc., a mutual fund seeking a high level of current income.

PART C. OTHER INFORMATION

Item 23. Exhibits.

     All Exhibits listed below have been previously filed, except Exhibits marked with an asterisk (*), which are filed herewith.

(a) Articles of Incorporation. (Incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on 8/13/99.)

(b) By-laws. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on 11/19/99.)

(c) Specimen Stock Certificate. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on 11/19/99.)

(d) Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on 11/19/99.)

(e) Distributing Agreement between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on 11/19/99.)

(e)(1)         Sales Agreement between Seligman Advisors, Inc. and Dealers.
               (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on 11/19/99.)

(f) Deferred Compensation Plan for Directors of Seligman Time Horizon/Harvester Series, Inc. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on 11/19/99.)

(g) Form of Custody and Investment Accounting Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on 11/19/99.)

(h)            Not applicable.

(i) Opinion and Consent of Counsel. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on 12/22/99.)

(j)            *Consent of Independent Auditors.

(k) Balance Sheet. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on 12/22/99.)


(l) Purchase Agreement (Investment Letter) between Registrant and Seligman Advisors, Inc. Incorporated. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on 12/22/99.)


(m)(a)(1) Form of Administration, Shareholder Services and Distribution Plan, in respect of Seligman Time Horizon 30 Fund. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on 11/19/99.)

(m)(a)(2) Form of Administration, Shareholder Services and Distribution Plan, in respect of Seligman Time Horizon 20 Fund. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on 11/19/99.)

(m)(a)(3) Form of Administration, Shareholder Services and Distribution Plan, in respect of Seligman Time Horizon 10 Fund. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on 11/19/99.)

(m)(a)(4) Form of Administration, Shareholder Services and Distribution Plan, in respect of Seligman Harvester Fund. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on 11/19/99.)

(m)(b) Form of Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on 11/19/99.)

(n) Plan of Multiple Classes of Shares (Four Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on 11/19/99.)

(p) Code of Ethics. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on 12/22/99.)


(Other Exhibits):   (a) Power of Attorney for Leroy C. Richie. (Incorporated by
                    reference to Registrant's Post-Effective Amendment No. 1 filed on 4/27/01.)


                    (b) Powers of Attorney. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on 11/19/99.)

Item 24.       Persons Controlled by or Under Common Control with Registrant.
               - None.

Item 25. Indemnification. Reference is made to the provisions of Article Twelfth of Registrant's Articles of Incorporation filed as Exhibit 23(a) to Registrant's Registration Statement, filed on Form N-1A on August 13, 1999, and Article VII of Registrant's By-laws, filed as Exhibit 24(b) to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement, filed on November 19, 1999.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised by the Securities and Exchange Commission that such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of counsel the matter has be settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation (the "Manager"), is the Registrant's investment adviser. The Manager also serves as investment adviser to twenty-two other associated investment companies. They are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Investment Grade Fixed Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman New Technologies Fund, Inc., Seligman New Technologies Fund II, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc. Seligman Select Municipal Fund, Inc., Seligman Tax-Aware Fund, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation .

               The Manager has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 26 of officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Forms ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-15798), which was filed on March 31, 2001 (Schedule D) and June 8, 2001 (Schedule A), respectively.

Item 27.       Principal Underwriters.


     (a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter is currently distributing securities of the Registrant and also acts as a principal underwriter, depositor or investment adviser are as follows: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Investment Grade Fixed Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Tax-Aware Fund, Inc. and Seligman Value Fund Series, Inc.


     (b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:


                             Seligman Advisors, Inc.
                              As of March 31, 2002

       (1)                                             (2)                                         (3)
Name and Principal                            Positions and Offices                       Positions and Offices
 Business Address                             with Underwriter                            with Registrant
 ----------------                             ----------------                            ---------------
William C. Morris*                            Director                                    Chairman of the Board and
                                                                                          Chief Executive Officer
Brian T. Zino*                                Director                                    President and Director
Ronald T. Schroeder*                          Director                                    None
Thomas G. Moles*                              Director                                    Vice President
David F. Stein*                               Director                                    None
Stephen J. Hodgdon*                           President and Director                      None
Charles W. Kadlec*                            Chief Investment Strategist                 None
Thomas G. Rose*                               Senior Vice President, Finance              Vice President
Edward F. Lynch*                              Senior Vice President, National             None
                                              Sales Director
James R. Besher*                              Senior Vice President, Divisional           None
                                              Sales Director
Gerald I. Cetrulo, III*                       Senior Vice President, Investment           None
                                              Products
Matthew A. Digan*                             Senior Vice President, Domestic             None
                                              Funds
Jonathan G. Evans*                            Senior Vice President, Sales                None
T. Wayne Knowles*                             Senior Vice President, Divisional           None
                                              Sales Director
Joseph Lam                                    Senior Vice President, Regional             None
Seligman International Inc.                   Director, Asia
Suite 1133, Central Building
One Pedder Street
Central Hong Kong
Bradley W. Larson*                            Senior Vice President, Sales                None
Michelle L. McCann-Rappa*                     Senior Vice President, Retirement           None
                                              Plans
Ronald W. Pond*                               Senior Vice President, Divisional           None
                                              Sales Director
J. Jeffery Rold*                              Senior Vice President, Divisional           None
                                              Sales Director
Richard M. Potocki*                           Managing Director, Sales and Global         None
                                              Financial Services

                             Seligman Advisors, Inc.
                              As of March 31, 2002

       (1)                                             (2)                                         (3)
Name and Principal                            Positions and Offices                       Positions and Offices
 Business Address                             with Underwriter                            with Registrant
 ----------------                             ----------------                            ---------------
Fernando Sanchez Alcazar                      Senior Vice President, Regional             None
Seligman International, Inc.                  Director, Latin America
Av. Alicia M. de Justo 1148
4th Floor
C1107AAX Buenos Aries, Argentina
Mr. Michele di Stefano                        Senior Vice President, Regional             None
Seligman International UK Limited             Director, Europe/Middle East
Berkeley Square House, 2nd Floor
Berkeley Square
London, United Kingdom W1J 6BD
Bruce M. Tuckey*                              Senior Vice President, Sales                None
Andrew S. Veasey*                             Senior Vice President, Sales                None
Mason S. Flinn*                               Senior Vice President, National             None
                                              Sales Manager of Retirement Plans
April Ferrell*                                Vice President, National Accounts           None
                                              Manager
Tracy A. Goldenberg*                          Vice President, Regional Retirement         None
                                              Plans Manager
Anna Brogan*                                  Vice President, Regional Retirement         None
                                              Plans Manager
Mark Burlingham*                              Vice President, Regional Retirement         None
                                              Plans Manager
Jeffrey S. Dean*                              Vice President, Business Analysis           None
Tim Kelly*                                    Vice President, Internal Sales              None
David W. Mountford*                           Vice President, Regional Retirement         None
                                              Plans Manager
Jeffery C. Pleet*                             Vice President, Regional Retirement         None
                                              Plans Manager
Nicholas Roberts*                             Vice President, Senior National             None
                                              Accounts Manager
Helen Simon*                                  Vice President, Sales Administration        None
Gary A. Terpening*                            Vice President, Director of Business        None
                                              Development
Robert Thompson*                              Vice President, Regional Retirement         None
                                              Plans Manager
Joseph Williams*                              Vice President, Portfolio Advisory          None
                                              Managed Money
William DeSanto*                              Vice President, Portfolio Advisory,         None
                                              Managed Money
Kevin M. Casey                                Vice President, Regional Sales              None
15 Woodmere Drive
Fort Salonga, NY  11768
Bradford C. Davis                             Vice President, Regional Sales              None
241 110th Avenue SE
Bellevue, WA  98004
Cathy Des Jardins                             Vice President, Regional Sales              None
PMB 152
1705 14th Street
Boulder, CO  80302
Kenneth J. Dougherty                          Vice President, Regional Sales              None
820 Gilbert Highway
Fairfield, CT  06430

                             Seligman Advisors, Inc.
                              As of March 31, 2002

       (1)                                             (2)                                         (3)
Name and Principal                            Positions and Offices                       Positions and Offices
 Business Address                             with Underwriter                            with Registrant
 ----------------                             ----------------                            ---------------
Edward S. Finocchiaro                         Vice President, Regional Sales              None
120 Screenhouse Lane
Duxbury, MA  02332
Michael C. Forgea                             Vice President, Regional Sales              None
41 Langlo Terrace
Santa Barbara, CA  93105
Brett M. Frum                                 Vice President, Regional Sales              None
1681 Lago Mar Drive
Dayton, OH  45458
Carla A. Goehring                             Vice President, Regional Sales              None
11426 Long Pine Drive
Houston, TX  77077
Bill Lehew                                    Vice President, Regional Sales              None
9900 Lampkin Park Drive
Charlotte, NC  28269
Michael K. Lewallen                           Vice President, Regional Sales              None
908 Tulip Poplar Lane
Birmingham, AL  35244
Mike Loftus                                   Vice President, Regional Sales              None
4728 Oak Street, Apt 1134
Kansas City, MO  64112
Judith L. Lyon                                Vice President, Regional Sales              None
7105 Harbour Landing
Alpharetta, GA  30005
Leslie A. Mudd                                Vice President, Regional Sales              None
5243 East Calle Redonda
Phoenix, AZ  85018
Timothy L. O'Connell                          Vice President, Regional Sales              None
11908 Acacia Glen Court
San Diego, CA  92128
Craig S. Prichard                             Vice President, Regional Sales              None
9207 Cross Oaks Court
Fairfax Station, VA  22039
Michael Schell                                Vice President, Regional Sales              None
4088 Longfellow Lane
Hudson, OH  44236
Edward D. Spaulding                           Vice President, Regional Sales              None
30 Observatory Pointe Drive
Wilder, KY  41076
James C. Taylor                               Vice President, Regional Sales              None
1211 Bonnema Court
Naperville, IL  60565
Frank J. Nasta*                               Secretary                                   Secretary
Sandra G. Floris*                             Assistant Vice President, Order Desk        None
Keith Landry*                                 Assistant Vice President, Order Desk        None
Albert A. Pisano*                             Vice President and Compliance               None
                                              Officer

* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

(c)       Not applicable.

Item 28. Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of J. & W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, NY 10017 or at the following locations: (1) State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 is custodian of the Registrant's cash and securities. State Street Bank and Trust Company is also agent and performs certain accounting and record-keeping functions relating to portfolio transactions and calculates the net asset value of the Registrant; and (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, as shareholder servicing agent, maintains shareholder records for the Registrant.


Item 29. Management Services. Seligman Data Corp. (SDC), the Registrant's shareholder service agent, has an agreement with First Data Investors Services Group (FDISG) pursuant to which FDISG provides a data processing system for certain shareholder accounting and record-keeping functions performed by SDC.

Item 30.       Undertakings. Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 29th day of April, 2002.


                                        SELIGMAN TIME HORIZON/HARVESTER
                                        SERIES, INC.


                                        By: /s/ William C. Morris
                                            ------------------------------------
                                            William C. Morris, Chairman


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2002.


     Signature                             Title
     ---------                             -----


/s/ William C. Morris                   Chairman of the Board
---------------------------------       (Principal executive officer)
William C. Morris                       and Director


/s/ Brian T. Zino                       Director and President
---------------------------------
Brian T. Zino


/s/ Lawrence P. Vogel                   Treasurer
---------------------------------
Lawrence P. Vogel


John R. Galvin, Director         )
Alice S. Ilchman, Director       )
Frank A. McPherson, Director     )
John E. Merow, Director          )
Betsy S. Michel, Director        )      /s/ Brian T. Zino
James C. Pitney, Director        )      ----------------------------------------
Leroy C. Richie, Director        )      Brian T. Zino, Attorney-in-Fact
James Q. Riordan, Director       )
Robert L. Shafer, Director       )
James N. Whitson, Director       )

                  SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.
                         Post-Effective Amendment No. 2
                       Registration Statement on Form N-1A


                                  EXHIBIT INDEX

Form N-1A Item No.                      Description
------------------                      -----------

Item 23(j)                              Consent of Independent Auditors